UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02354

Name of Fund: BlackRock Liquidity Funds

California Money Fund

Federal Trust Fund

FedFund

MuniCash

MuniFund

New York Money Fund

TempCash

TempFund

T-Fund

Treasury Trust Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Liquidity Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2012

Date of reporting period: 04/30/2012

Item 1 – Report to Stockholders

April 30, 2012

Semi-Annual Report (Unaudited)

BlackRock Liquidity Funds

▶	Federal Trust Fund

▶	FedFund

▶	TempCash

▶	TempFund

▶	T-Fund

▶	Treasury Trust Fund

▶	MuniCash

▶	MuniFund

▶	California Money Fund

▶	New York Money Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

2	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012

Dear Shareholder

One year ago at this time, risk assets were in a broad retreat as political strife in Greece ignited fears about sovereign debt problems spreading across Europe and economic indicators signaled that the global recovery had slowed. Confidence was further shaken by the prolonged debt ceiling debate in Washington, DC. Early in August 2011, Standard & Poor’s downgraded the US government’s credit rating and turmoil erupted in financial markets around the world. Extraordinary levels of volatility persisted in the months that followed as the European debt crisis intensified. Macro news flow became the dominant force in financial markets, driving asset prices up and down in lock step, in a risk on/risk off trading pattern. By the end of the third quarter in 2011, equity markets had fallen nearly 20% from their April peak while safe-haven assets such as US Treasuries and gold had rallied to historic highs.

October 2011 brought enough positive economic data to assuage fears of a global double-dip recession. Additionally, European leaders began making concerted efforts to stem the region’s debt crisis. Investors began to reenter the markets, putting risk assets on the road to recovery. Improving sentiment carried over into early 2012 as a number of factors elicited greater optimism. Sovereign debt problems in Europe became less pressing. Greece secured its second bailout package and completed the restructuring of its national debt. The European Central Bank gave financial markets a boost by providing additional liquidity through its long-term refinancing operations. The outlook for the global economy grew less dim as stronger data from the United States, particularly from the labor market, lifted sentiment. Hopes for additional monetary stimulus from the US Federal Reserve and strong corporate earnings pushed risk assets (including stocks, commodities and high yield bonds) higher through the first two months of the year while rising Treasury yields pressured higher-quality fixed income assets. The risk rally softened in late March, however, due to renewed fears about slowing growth in China and Europe’s debt troubles. Equity markets staggered downward in April as Spain’s financial situation became increasingly severe and elections in Greece and France added to uncertainty about the future of the euro zone. In the United States, disappointing jobs reports in April revealed that the recent acceleration in the labor market had been a short-lived surge. Overall, US economic data signaled that the pace of the recovery had slowed, but not to the extent that warranted additional monetary stimulus.

Thanks in large part to an exceptionally strong first quarter of 2012, equities and high yield bonds posted solid returns for the 6-month period ended April 30, 2012. On a 12-month basis, US large-cap stocks and high yield bonds delivered positive results; however, small-cap stocks finished in negative territory. International and emerging equities, which experienced significant downturns in 2011, lagged the broader rebound. Fixed income securities, including corporate, government and municipal bonds, performed well despite recent yield volatility. US Treasury bonds finished strong, with an April rally erasing the effects of their broad sell-off during February and March. Continued low short-term interest rates kept yields on money market securities near their all-time lows.

Financial markets have regained a significant degree of stability since the period of turmoil we endured last year; however, considerable headwinds remain. Political uncertainty in Europe elevates concerns about additional flare ups in the debt crisis. Higher energy prices and slowing growth in China continue to pose risks for the global economy. Potential political leadership changes around the world create additional layers of uncertainty. But, we believe that with these challenges come opportunities. We remain committed to working with you and your financial professional to identify actionable ideas for your portfolio. We encourage you to visit www.blackrock.com/newworld for more information.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“Financial markets have regained a significant degree of stability since the period of turmoil we endured last year; however, considerable headwinds remain.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2012

	6-month	12-month
US large cap equities (S&P 500® Index)	12.77%	4.76%
US small cap equities (Russell 2000® Index)	11.02	(4.25)
International equities (MSCI Europe, Australasia, Far East Index)	2.44	(12.82)
Emerging market equities (MSCI Emerging Markets Index)	3.93	(12.61)
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.01	0.05
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	3.83	16.41
US investment grade bonds (Barclays US Aggregate Bond Index)	2.44	7.54
Tax-exempt municipal bonds (S&P Municipal Bond Index)	5.71	11.90
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	6.91	5.89

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the 6-month period ended April 30, 2012

Throughout the six-month period ended April 30, 2012, the Federal Open Market Committee (“FOMC”) continued to maintain its target range for the federal funds rate at 0.00% to 0.25%. Toward the end of 2011, the FOMC noted that recent data indicated that economic growth had remained slow and inflation had moderated since earlier in the year. Considering these conditions, the FOMC announced its intention to extend the average duration of the US Treasury security portfolio by purchasing an additional $400 billion of long-term Treasury bonds and selling an equal amount of short-term Treasury securities before the end of June 2012. Known as “Operation Twist,” this policy action is designed to put downward pressure on long-term interest rates and make overall conditions more accommodative for economic growth. In January 2012, the FOMC indicated that it expects to keep interest rates low through late 2014.

In response to the ongoing European sovereign debt crisis, the European Central Bank expanded its long-term refinancing operations (“LTROs”) by providing euro-zone banks access to loans with maturities of three years and broadening the set of eligible collateral. As a result of these three-year allotments, euro-zone banks were able to obtain over one trillion euros of three-year funding. As a result of these expanded liquidity facilities, market sentiment improved notably in the first quarter of 2012.

While accommodative actions from major central banks have significantly improved liquidity conditions, market participants remain cautious about the continued stability of large financial institutions. In mid-February 2012, Moody’s Investors Services announced its review of 17 global banks and securities firms that operate in the capital markets, citing “more fragile funding conditions, wider credit spreads, increased regulatory burdens and more difficult operating conditions” as the challenges they face that may not be adequately reflected in their current ratings. The potential for ratings downgrades increases the uncertainty about the financial health of these institutions.

London Interbank Offered Rates (“LIBOR”) moved higher by as much as 0.12% from the end of October 2011, mostly in longer-dated LIBOR settings, due in large part to ongoing concerns about European sovereign debt risk. The slope of the LIBOR curve, as measured from one month to one year, steepened to 1.29% at the end of April 2012, from 0.69% at the end of October 2011.

In the short-term tax-exempt market, yields continued to trade at or near historic lows during the six-month period ended April 30, 2012. Total outstanding supply of variable rate demand note (“VRDN”) securities, which make up the largest portion of municipal money market fund holdings, was down approximately 35% at period end from its peak in mid-2008. Issuers were focused on replacing expiring and lower-quality credit enhancers with higher-quality enhancers during the period. As the FOMC continued its policy of maintaining low short-term interest rates, the reduced supply of VRDN securities coupled with continued strong demand from non-traditional buyers contributed to lower yields. The benchmark Securities Industry and Financial Markets Association Index, which represents the average rate on seven-day, high-quality, tax-exempt VRDN securities (as calculated by Municipal Market Data), averaged 0.14% over the six-month period, as compared to 0.15% for the prior six months.

State and local municipalities have continued to address their budget shortfalls in an effort to improve their fiscal health, and austerity measures have contributed to an overall decline in municipal note issuance. For the six-month period, note issuance declined more than 45% as compared to the same period last year. Rates on longer-dated one-year municipal notes declined 5 basis points over the six months to 0.20% as of April 30, 2012. This trend may likely continue through 2012 as municipalities look to limit spending further in the face of diminishing stimulus from the federal government.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012

Fund Information as of April 30, 2012

Federal Trust Fund

Federal Trust Fund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield

Institutional	0.01%	0.01%
Dollar	0.01%	0.01%
Administration	0.01%	0.01%

Portfolio Composition	Percent of Net Assets

U.S. Government Sponsored Agency Obligations	73%
U.S. Treasury Obligations	27

Total	100%

FedFund

FedFund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield

Institutional	0.01%	0.01%
Dollar	0.01%	0.01%
Cash Management	0.01%	0.01%
Cash Reserve	0.01%	0.01%
Administration	0.01%	0.01%
Select	0.01%	0.01%
Private Client	0.01%	0.01%
Premier	0.01%	0.01%

Portfolio Composition	Percent of Net Assets

Repurchase Agreements	60%
U.S. Government Sponsored Agency Obligations	37
U.S. Treasury Obligations	4
Liabilities in Excess of Other Assets	(1)

Total	100%

TempCash

TempCash’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield

Institutional	0.17%	0.17%
Dollar	0.01%	0.01%

Portfolio Composition	Percent of Net Assets

Certificates of Deposit	33%
Commercial Paper	26
Repurchase Agreements	11
Municipal Bonds	10
U.S. Treasury Obligations	8
U.S. Government Sponsored Agency Obligations	6
Time Deposits	4
Corporate Notes	2
Closed-End Investment Companies	1
Liabilities in Excess of Other Assets	(1)

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012	5

Fund Information (continued) as of April 30, 2012

TempFund

TempFund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield

Institutional	0.14%	0.14%
Dollar	0.01%	0.01%
Cash Management	0.01%	0.01%
Cash Reserve	0.01%	0.01%
Administration	0.04%	0.04%
Select	0.00%	0.00%
Private Client	0.00%	0.00%
Premier	0.00%	0.00%

Portfolio Composition	Percent of Net Assets

Certificates of Deposit	40%
Commercial Paper	19
Repurchase Agreements	12
U.S. Treasury Obligations	11
U.S. Government Sponsored Agency Obligations	11
Municipal Bonds	5
Time Deposits	3
Corporate Notes	2
Liabilities in Excess of Other Assets	(3)

Total	100%

T-Fund

T-Fund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield

Institutional	0.01%	0.01%
Dollar	0.01%	0.01%
Cash Management	0.01%	0.01%
Administration	0.01%	0.01%
Select	0.01%	0.01%
Premier	0.01%	0.01%

Portfolio Composition	Percent of Net Assets

Repurchase Agreements	64%
U.S. Treasury Obligations	37
Liabilities in Excess of Other Assets	(1)

Total	100%

Treasury Trust Fund

Treasury Trust Fund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield

Institutional	0.00%	0.00%
Dollar	0.00%	0.00%
Cash Management	0.00%	0.00%
Administration	0.00%	0.00%

Portfolio Composition	Percent of Net Assets

U.S. Treasury Obligations	104%
Liabilities in Excess of Other Assets	(4)

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

6	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012

Fund Information (continued) as of April 30, 2012

MuniCash

MuniCash’s (the “Fund”) investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield

Institutional	0.20%	0.20%
Dollar	0.00%	0.00%
Cash Reserve	0.00%	0.00%

Portfolio Composition	Percent of Net Assets

Variable Rate Demand Notes	69%
Municipal Bonds	20
Commercial Paper	4
Municipal Put Bonds	2
Other Assets Less Liabilities	5

Total	100%

MuniFund

MuniFund’s (the “Fund”) investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield

Institutional	0.11%	0.11%
Dollar	0.00%	0.00%
Cash Management	0.00%	0.00%
Administration	0.01%	0.01%
Select	0.00%	0.00%
Private Client	0.00%	0.00%
Premier	0.00%	0.00%

Portfolio Composition	Percent of Net Assets

Variable Rate Demand Notes	74%
Municipal Bonds	17
Commercial Paper	7
Municipal Put Bonds	3
Liabilities in Excess of Other Assets	(1)

Total	100%

California Money Fund

California Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield

Institutional	0.06%	0.06%
Dollar	0.00%	0.00%
Cash Management	0.00%	0.00%
Administration	0.00%	0.00%
Select	0.00%	0.00%
Private Client	0.00%	0.00%
Premier	0.00%	0.00%

Portfolio Composition	Percent of Net Assets

Variable Rate Demand Notes	58%
Municipal Bonds	21
Commercial Paper	17
Municipal Put Bonds	4

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012	7

Fund Information (concluded) as of April 30, 2012

New York Money Fund

New York Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield

Institutional	0.09%	0.09%
Cash Management	0.00%	0.00%
Administration	0.00%	0.00%
Select	0.00%	0.00%
Private Client	0.00%	0.00%
Premier	0.00%	0.00%

Portfolio Composition	Percent of Net Assets

Variable Rate Demand Notes	79%
Municipal Bonds	17
Commercial Paper	3
Municipal Put Bonds	1

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

8	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) expenses related to transactions, including sales charges and exchange fees; and (b) operating expenses including advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples below (which are based on a hypothetical investment of $1,000 invested on November 1, 2011 and held through April 30, 2012) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples below provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in each Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees. Therefore, the hypothetical tables are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[1]
	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During the Period[2]	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During the Period[2]	Annualized Expense Ratio
Federal Trust Fund
Institutional	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.42	$0.45	0.09%
Dollar	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.42	$0.45	0.09%
Administration	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.42	$0.45	0.09%

FedFund
Institutional	$1,000.00	$1,000.10	$0.80	$1,000.00	$1,024.07	$0.81	0.16%
Dollar	$1,000.00	$1,000.10	$0.80	$1,000.00	$1,024.07	$0.81	0.16%
Cash Management	$1,000.00	$1,000.10	$0.75	$1,000.00	$1,024.12	$0.75	0.15%
Cash Reserve	$1,000.00	$1,000.10	$0.80	$1,000.00	$1,024.07	$0.81	0.16%
Administration	$1,000.00	$1,000.10	$0.80	$1,000.00	$1,024.07	$0.81	0.16%
Select	$1,000.00	$1,000.10	$0.80	$1,000.00	$1,024.07	$0.81	0.16%
Private Client	$1,000.00	$1,000.10	$0.80	$1,000.00	$1,024.07	$0.81	0.16%
Premier	$1,000.00	$1,000.10	$0.80	$1,000.00	$1,024.07	$0.81	0.16%

TempCash
Institutional	$1,000.00	$1,000.70	$0.90	$1,000.00	$1,023.97	$0.91	0.18%
Dollar	$1,000.00	$1,000.10	$1.54	$1,000.00	$1,023.32	$1.56	0.31%

TempFund
Institutional	$1,000.00	$1,000.70	$0.90	$1,000.00	$1,023.97	$0.91	0.18%
Dollar	$1,000.00	$1,000.10	$1.44	$1,000.00	$1,023.42	$1.46	0.29%
Cash Management	$1,000.00	$1,000.10	$1.44	$1,000.00	$1,023.42	$1.46	0.29%
Cash Reserve	$1,000.00	$1,000.10	$1.44	$1,000.00	$1,023.42	$1.46	0.29%
Administration	$1,000.00	$1,000.20	$1.39	$1,000.00	$1,023.47	$1.41	0.28%
Select	$1,000.00	$1,000.10	$1.49	$1,000.00	$1,023.37	$1.51	0.30%
Private Client	$1,000.00	$1,000.10	$1.54	$1,000.00	$1,023.32	$1.56	0.31%
Premier	$1,000.00	$1,000.10	$1.49	$1,000.00	$1,023.37	$1.51	0.30%

[1]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.

[2]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012	9

Expense Example (concluded)

	Actual			Hypothetical[1]
	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During the Period[2]	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During the Period[2]	Annualized Expense Ratio
T-Fund
Institutional	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.42	$0.45	0.09%
Dollar	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.42	$0.45	0.09%
Cash Management	$1,000.00	$1,000.10	$0.40	$1,000.00	$1,024.47	$0.40	0.08%
Administration	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.42	$0.45	0.09%
Select	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.42	$0.45	0.09%
Premier	$1,000.00	$1,000.10	$0.50	$1,000.00	$1,024.37	$0.50	0.10%

Treasury Trust Fund
Institutional	$1,000.00	$1,000.00	$0.20	$1,000.00	$1,024.66	$0.20	0.04%
Dollar	$1,000.00	$1,000.00	$0.20	$1,000.00	$1,024.66	$0.20	0.04%
Cash Management	$1,000.00	$1,000.00	$0.20	$1,000.00	$1,024.66	$0.20	0.04%
Administration	$1,000.00	$1,000.00	$0.20	$1,000.00	$1,024.66	$0.20	0.04%

MuniCash
Institutional	$1,000.00	$1,000.40	$0.99	$1,000.00	$1,023.87	$1.01	0.20%
Dollar	$1,000.00	$1,000.00	$1.39	$1,000.00	$1,023.47	$1.41	0.28%
Cash Reserve	$1,000.00	$1,000.00	$1.34	$1,000.00	$1,021.61	$1.36	0.29%

MuniFund
Institutional	$1,000.00	$1,000.20	$0.94	$1,000.00	$1,023.92	$0.96	0.19%
Dollar	$1,000.00	$1,000.00	$1.09	$1,000.00	$1,023.77	$1.11	0.22%
Cash Management	$1,000.00	$1,000.00	$1.04	$1,000.00	$1,023.82	$1.06	0.21%
Administration	$1,000.00	$1,000.00	$1.04	$1,000.00	$1,023.82	$1.06	0.21%
Select	$1,000.00	$1,000.00	$1.09	$1,000.00	$1,023.77	$1.11	0.22%
Private Client	$1,000.00	$1,000.00	$1.09	$1,000.00	$1,023.77	$1.11	0.22%
Premier	$1,000.00	$1,000.00	$1.09	$1,000.00	$1,023.77	$1.11	0.22%

California Money Fund
Institutional	$1,000.00	$1,000.10	$0.85	$1,000.00	$1,024.02	$0.86	0.17%
Dollar	$1,000.00	$1,000.10	$0.90	$1,000.00	$1,023.97	$0.91	0.18%
Cash Management	$1,000.00	$1,000.10	$0.90	$1,000.00	$1,023.97	$0.91	0.18%
Administration	$1,000.00	$1,000.10	$0.90	$1,000.00	$1,023.97	$0.91	0.18%
Select	$1,000.00	$1,000.10	$0.90	$1,000.00	$1,023.97	$0.91	0.18%
Private Client	$1,000.00	$1,000.10	$0.90	$1,000.00	$1,023.97	$0.91	0.18%
Premier	$1,000.00	$1,000.10	$0.90	$1,000.00	$1,023.97	$0.91	0.18%

New York Money Fund
Institutional	$1,000.00	$1,000.10	$0.90	$1,000.00	$1,023.97	$0.91	0.18%
Cash Management	$1,000.00	$1,000.10	$0.99	$1,000.00	$1,023.87	$1.01	0.20%
Administration	$1,000.00	$1,000.10	$0.90	$1,000.00	$1,023.97	$0.91	0.18%
Select	$1,000.00	$1,000.10	$0.94	$1,000.00	$1,023.92	$0.96	0.19%
Private Client	$1,000.00	$1,000.10	$0.94	$1,000.00	$1,023.92	$0.96	0.19%
Premier	$1,000.00	$1,000.10	$0.94	$1,000.00	$1,023.92	$0.96	0.19%

[1]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.

[2]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

10	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012

Schedule of Investments April 30, 2012 (Unaudited)	Federal Trust Fund (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Farm Credit Bank Bonds, 2.13%, 6/18/12	$1,500	$1,503,715
Federal Farm Credit Bank Discount Notes: (a)
0.06%, 5/17/12	5,900	5,899,843
0.09%, 7/06/12	12,000	11,998,020
0.16%, 11/21/12	2,000	1,998,187
Federal Farm Credit Bank Variable Rate Notes: (b)
0.26%, 5/14/12	5,000	5,000,037
0.32%, 7/13/12	2,000	2,000,447
0.23%, 8/20/12	2,425	2,425,149
0.27%, 9/20/12	400	400,048
0.30%, 1/14/13	5,000	4,999,648
0.41%, 1/25/13	1,500	1,500,056
0.29%, 4/26/13	3,000	3,001,498
0.33%, 11/27/13	3,000	3,000,000
0.19%, 3/07/14	5,000	4,999,146
Federal Home Loan Bank Bonds:
0.13%, 5/10/12	3,000	2,999,950
0.25%, 7/11/12	5,500	5,501,643
0.17%, 7/16/12	6,000	5,999,848
0.25%, 7/20/12	1,500	1,500,256
0.15%, 7/30/12	5,000	4,999,599
0.88%, 8/22/12	2,500	2,505,329
0.20%, 12/06/12	2,000	2,000,327
0.16%, 1/24/13	200	199,892
0.16%, 1/25/13	4,000	3,998,572
0.16%, 2/01/13	600	599,663
0.16%, 2/01/13	400	399,775
0.18%, 2/01/13	1,000	999,939
Federal Home Loan Bank Discount Notes: (a)
0.10%, 5/02/12	2,829	2,828,992
0.10%, 5/09/12	3,427	3,426,924
0.10%, 5/18/12	9,900	9,899,533
0.08%, 6/20/12	15,000	14,998,438
0.17%, 10/03/12	3,000	2,997,869
Federal Home Loan Bank Variable Rate Notes, 0.18%, 11/01/12 (b)	7,000	6,998,573
Tennessee Valley Authority Bonds, 6.79%, 5/23/12	22,842	22,934,582
Tennessee Valley Authority Discount Notes, 0.07%, 6/07/12 (a)	6,000	5,999,568
Total U.S. Government Sponsored Agency Obligations – 73.1%		150,515,066

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.06%, 5/03/12	$28,605	$28,604,913
0.04%, 5/17/12	14,738	14,737,738
0.10%, 5/17/12	2,130	2,129,910
0.09%, 5/24/12	9,000	8,999,506
Total U.S. Treasury Obligations – 26.5%		54,472,067
Total Investments (Cost $204,987,133*) – 99.6%		204,987,133
Other Assets Less Liabilities – 0.4%		727,463

Net Assets – 100.0%		$205,714,596

*	Cost for federal income tax purposes.
(a)	Rate shown reflects the discount rate at the time of purchase.
(b)	Variable rate security. Rate shown is as of report date.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$204,987,133	–	$204,987,133

1 See above Schedule of Investments for values in each security type.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
CalPERS	California Public Employees’ Retirement System
CalSTRS	California State Teachers’ Retirement System
COP	Certificates of Participation

GO	General Obligation Bonds
GTD	Guaranteed
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
ISD	Independent School District
LOC	Letter of Credit
MB	Municipal Bonds

MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
PCRB	Pollution Control Revenue Bonds
PSF	Permanent School Fund
PUTTERS	Puttable Tax-Exempt Receipts
RAN	Revenue Anticipation Notes
RB	Revenue Bonds
ROC	Reset Option Certificates

SBPA	Stand-by Bond Purchase Agreement
SPEARS	Short Puttable Exempt Adjustable Receipts
TAN	Tax Anticipation Notes
TECP	Tax-Exempt Commercial Paper
TRAN	Tax Revenue Anticipation Notes
VRDN	Variable Rate Demand Notes
VRDP	Variable Rate Demand Preferred

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012	11

Schedule of Investments April 30, 2012 (Unaudited)	FedFund (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae Bonds:
1.25%, 5/07/12	$30,020	$30,025,367
4.88%, 5/18/12	70,250	70,402,514
1.13%, 7/30/12	30,897	30,967,940
Fannie Mae Discount Notes: (a)
0.07%, 5/21/12	46,575	46,573,318
0.08%, 6/20/12	43,446	43,441,173
0.14%, 7/16/12	38,000	37,988,769
0.15%, 7/16/12	73,000	72,976,883
0.23%, 7/16/12	86,050	86,008,218
0.14%, 8/01/12	75,000	74,973,167
0.19%, 10/01/12	80,000	79,935,400
Fannie Mae Variable Rate Notes: (b)
0.27%, 12/20/12	40,000	40,012,992
0.43%, 12/20/12	200,000	199,974,258
0.30%, 1/10/13	175,000	174,975,470
0.41%, 5/17/13	20,000	19,993,561
0.21%, 11/08/13	128,500	128,440,673
Federal Farm Credit Bank Bonds, 2.13%, 6/18/12	8,500	8,521,065
Federal Farm Credit Bank Discount Notes: (a)
0.09%, 7/06/12	13,000	12,997,855
0.16%, 11/21/12	90,000	89,918,400
Federal Farm Credit Bank Variable Rate Notes: (b)
0.22%, 6/28/12	75,000	75,021,672
0.30%, 1/14/13	45,000	44,996,836
0.33%, 11/27/13	52,000	52,000,000
0.19%, 3/07/14	200,000	199,965,846
Federal Home Loan Bank Bonds:
0.15%, 5/01/12	149,050	149,050,000
0.12%, 5/17/12	50,000	49,998,186
1.13%, 5/18/12	12,220	12,225,312
0.15%, 5/25/12	160,000	159,995,807
0.08%, 5/29/12	100,000	99,996,434
0.10%, 6/08/12	80,000	79,996,917
0.14%, 6/18/12	75,000	74,997,777
0.17%, 7/16/12	49,000	48,998,759
0.25%, 7/16/12	80,000	80,016,370
0.15%, 7/30/12	195,000	194,984,359
0.25%, 8/17/12	125,000	125,009,664
0.11%, 8/20/12	125,000	124,979,175
0.88%, 8/22/12	25,500	25,554,353
0.23%, 11/06/12	50,000	50,016,053
0.20%, 11/07/12	85,000	84,998,522
0.20%, 11/07/12	62,000	62,010,342
0.19%, 11/21/12	92,500	92,511,558
0.20%, 11/23/12	100,000	100,018,169
0.20%, 11/28/12	100,095	100,113,962
0.20%, 12/06/12	80,000	80,013,061
0.28%, 1/11/13	25,000	25,000,000
0.17%, 2/01/13	90,000	89,984,363
0.18%, 2/01/13	94,000	93,994,298
0.17%, 2/06/13	40,000	39,994,472
0.16%, 2/08/13	60,000	59,972,889
0.16%, 2/08/13	35,000	34,988,100
0.17%, 2/11/13	75,000	74,986,557
0.18%, 2/15/13	81,000	80,978,821
0.19%, 2/27/13	71,000	70,974,461
0.20%, 3/01/13	61,000	60,988,368
Federal Home Loan Bank Discount Notes, 0.18%, 8/15/12 (a)	19,000	18,989,930
Federal Home Loan Bank Variable Rate Notes, 0.18%, 11/01/12 (b)	3,900	3,899,205
Freddie Mac Bonds, 0.38%, 11/30/12	5,350	5,356,292

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Freddie Mac Discount Notes: (a)
0.08%, 7/09/12	$100,000	$99,984,667
0.10%, 10/09/12	150,000	149,932,917
Freddie Mac Variable Rate Notes: (b)
0.22%, 5/11/12	125,000	124,998,288
0.20%, 8/10/12	50,000	49,998,766
0.30%, 1/24/13	50,000	49,985,211
0.20%, 3/21/13	15,000	14,994,624
0.36%, 9/03/13	170,000	169,953,952
0.18%, 9/13/13	130,000	129,892,052
Total U.S. Government Sponsored Agency Obligations – 37.3%		4,865,444,390

U.S. Treasury Obligations
U.S. Treasury Bills: (a)
0.15%, 9/13/12	109,100	109,037,881
0.15%, 9/20/12	160,000	159,905,333
0.15%, 11/01/12	163,000	162,880,512
0.19%, 3/07/13	67,000	66,888,650
Total U.S. Treasury Obligations – 3.8%		498,712,376

Repurchase Agreements
Barclays Capital, Inc.,
0.18%, 5/01/12	400,000	400,000,000

(Purchased on 4/30/12 to be repurchased at $400,002,000, collateralized by various U.S. Treasury obligations, 1.00% to 4.38% due from 7/15/13 to 2/15/38, aggregate par and fair value of $368,464,800 and $408,000,097, respectively)

Citigroup Global Markets, Inc.,
0.21%, 5/01/12	500,000	500,000,000

(Purchased on 4/30/12 to be repurchased at $500,002,917, collateralized by various U.S. government sponsored agency obligations, 2.61% to 6.07% due from 10/01/21 to 3/01/42, aggregate par and fair value of $1,023,393,335 and $515,000,001, respectively)

Credit Suisse Securities (USA) LLC,
0.17%, 5/01/12	482,800	482,800,000

(Purchased on 4/30/12 to be repurchased at $482,802,280, collateralized by various U.S. Treasury obligations, 0.63% to 4.25% due from 4/30/13 to 11/15/17, aggregate par and fair value of $474,283,400 and $492,456,049, respectively)

Credit Suisse Securities (USA) LLC,
0.17%, 5/02/12	400,000	400,000,000

(Purchased on 4/25/12 to be repurchased at $400,013,222, collateralized by various U.S. government sponsored agency obligations, 4.00% to 5.00% due from 8/01/26 to 9/01/41, aggregate par and fair value of $500,989,518 and $412,001,459, respectively)

See Notes to Financial Statements.

12	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012

Schedule of Investments (continued)	FedFund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities Inc.,
0.20%, 5/01/12	$150,000	$150,000,000

(Purchased on 4/30/12 to be repurchased at $150,000,833, collateralized by various U.S. government sponsored agency obligations, 0.00% due from 5/10/12 to 7/27/12, aggregate par and fair value of $153,013,000 and
$153,000,849, respectively)

Deutsche Bank Securities Inc.,
0.21%, 5/01/12	1,045,593	1,045,593,000

(Purchased on 4/30/12 to be repurchased at $1,045,599,099, collateralized by various U.S. government sponsored agency obligations, 3.50% to 5.50% due from 7/21/31 to 4/01/42, aggregate par and fair value of $1,557,793,410 and $1,076,960,790, respectively)

Deutsche Bank Securities Inc.,
0.17%, 5/02/12	400,000	400,000,000

(Purchased on 4/25/12 to be repurchased at $400,013,222, collateralized by various U.S. government sponsored agency obligations, 0.59% to 23.78% due from 1/15/24 to 4/25/42, aggregate par and fair value of $1,648,742,802 and $430,960,484, respectively)

Deutsche Bank Securities Inc.,
0.15%, 5/03/12	300,000	300,000,000

(Purchased on 4/26/12 to be repurchased at $300,008,750, collateralized by various U.S. government sponsored agency obligations, 2.75% to 7.00% due from 11/16/37 to 4/20/42, aggregate par and fair value of $299,177,712 and $321,000,001, respectively)

Deutsche Bank Securities Inc.,
0.20%, 5/07/12(c)	400,000	400,000,000

(Purchased on 3/19/12 to be repurchased at $400,202,222, collateralized by various U.S. government sponsored agency obligations, 0.00% to 7.50% due from 3/15/17 to 4/01/42, aggregate par and fair value of $1,668,793,771 and $426,379,963, respectively)

Goldman Sachs & Co.,
0.13%, 5/01/12	250,000	250,000,000

(Purchased on 4/24/12 to be repurchased at $250,006,319, collateralized by various U.S. government sponsored agency obligations, 3.00% to 6.50% due from 11/01/25 to 4/01/42, aggregate par and fair value of $461,964,133 and $257,500,000, respectively)

Goldman Sachs & Co.,
0.20%, 5/01/12	146,906	146,906,000

(Purchased on 4/30/12 to be repurchased at $146,906,816, collateralized by various U.S. government sponsored agency and U.S. Treasury obligations, 4.00% to 4.50% due from 8/01/41 to 11/01/41, aggregate par and fair value of $144,542,921 and
$151,313,181, respectively)

Repurchase Agreements	Par (000)	Value
Goldman Sachs & Co.,
0.17%, 5/02/12	$135,000	$135,000,000

(Purchased on 4/25/12 to be repurchased at $135,004,463, collateralized by various U.S. government sponsored agency obligations, 3.50% to 5.00% due from 2/01/25 to 7/01/41, aggregate par and fair value of $156,088,162 and $139,050,000, respectively)

Goldman Sachs & Co.,
0.20%, 5/07/12	600,000	600,000,000

(Purchased on 4/30/12 to be repurchased at $600,023,333, collateralized by various U.S. government sponsored agency obligations, 2.22% to 8.00% due from 5/01/17 to 5/01/42, aggregate par and fair value of $1,359,085,028 and $618,000,000, respectively)

HSBC Securities (USA) Inc.,
0.18%, 5/01/12	450,000	450,000,000

(Purchased on 4/30/12 to be repurchased at $450,002,250, collateralized by various U.S. Treasury obligations, 0.25% to
2.00% due from 11/30/13 to 4/30/14, aggregate par and fair value of $452,967,000 and
$459,003,339, respectively)

HSBC Securities (USA) Inc.,
0.21%, 5/01/12	428,000	428,000,000

(Purchased on 4/30/12 to be repurchased at $428,002,497, collateralized by various U.S. government sponsored agency obligations, 3.50% to 8.50% due from 12/01/21 to 4/01/42, aggregate par and fair value of $922,162,937 and $440,842,684, respectively)

JPMorgan Securities Inc.,
0.18%, 5/01/12	200,000	200,000,000

(Purchased on 4/30/12 to be repurchased at $200,001,000, collateralized by various U.S. Treasury obligations, 0.00% due from 5/15/17 to 11/15/24, aggregate par and fair value of $245,832,756 and $204,004,031, respectively)

Merrill Lynch, Pierce, Fenner & Smith, Inc.,
0.18%, 5/01/12	132,390	132,390,000
(Purchased on 4/30/12 to be repurchased at $132,390,662, collateralized by U.S. Treasury Note, 0.38% due at 11/15/14, par and fair value of $134,701,000 and $135,037,815, respectively)
Merrill Lynch, Pierce, Fenner & Smith, Inc.,
0.19%, 5/01/12	200,000	200,000,000

(Purchased on 4/30/12 to be repurchased at $200,001,056, collateralized by various U.S. government sponsored agency obligations, 2.00% to 4.00% due from 4/25/27 to 1/15/42, aggregate par and fair value of $237,271,721 and $214,000,000, respectively)

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012	13

Schedule of Investments (concluded)	FedFund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Morgan Stanley & Co.,
0.22%, 5/01/12	$397,548	$397,548,000

(Purchased on 4/30/12 to be repurchased at $397,550,430, collateralized by various U.S. government sponsored agency obligations, 4.00% to 5.00% due from 11/01/38 to 4/01/42, aggregate par and fair value of $908,338,757 and $409,474,441, respectively)

PNC Bank N.A.,
0.21%, 5/01/12(d)	21,800	21,800,000
(Purchased on 4/30/12 to be repurchased at $21,800,127, collateralized by Fredie Mac Note, 2.06% due at 1/15/22, par and fair value of $125,000,000 and $113,592,699, respectively)
RBS Securities Inc.,
0.21%, 5/01/12	440,000	440,000,000

(Purchased on 4/30/12 to be repurchased at $440,002,567, collateralized by various U.S. government sponsored agency obligations, 3.00% to 6.00% due from 3/01/21 to 5/01/42, aggregate par and fair value of $516,449,965 and $453,201,872, respectively)

UBS Securities LLC,
0.22%, 5/01/12	375,000	375,000,000

(Purchased on 4/30/12 to be repurchased at $375,002,292, collateralized by various U.S. government sponsored agency obligations, 3.00% to 3.50% due from 4/01/22 to 1/01/42, aggregate par and fair value of $372,190,375 and $386,250,001, respectively)

Total Repurchase Agreements – 60.3%		7,855,037,000
Total Investments (Cost $13,219,193,766*) – 101.4%		13,219,193,766
Liabilities in Excess of Other Assets – (1.4)%		(176,189,684)

Net Assets – 100.0%		$13,043,004,082

*	Cost for federal income tax purposes.
(a)	Rate shown reflects the discount rate at the time of purchase.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(d)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par at October 31, 2011	Net Activity (Par)	Par at April 30, 2012	Income
PNC Bank N.A.	–	$21,800,000	$21,800,000	$16,140
—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$13,219,193,766	–	$13,219,193,766

[1] See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

14	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012

Schedule of Investments April 30, 2012 (Unaudited)	TempCash (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Euro – 0.9%
National Australia Bank Ltd., London, 0.47%, 12/20/12 (a)	$39,000	$39,000,000

Yankee – 32.1% (b)
Bank of Nova Scotia, Houston:
0.48%, 6/26/12	24,600	24,600,000
0.35%, 8/30/12	100,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 0.37%, 7/13/12	125,000	125,000,000
Barclays Bank Plc, New York:
0.50%, 5/16/12	49,000	49,000,000
0.59%, 7/13/12	60,000	60,000,000
Credit Suisse Group A.G., New York, 0.30%, 7/11/12	150,000	150,000,000
Mizuho Corporate Bank Ltd., New York:
0.38%, 5/18/12	50,000	50,000,000
0.37%, 6/07/12	140,000	140,000,000
National Australia Bank Ltd., New York:
0.29%, 10/12/12 (a)	50,000	50,000,000
0.51%, 5/03/13 (a)	51,500	51,500,000
Nordea Bank Finland Plc, New York:
0.61%, 8/09/12	46,500	46,500,000
0.36%, 10/11/12	57,000	57,000,000
Norinchukin Bank, New York, 0.17%, 5/01/12	100,000	100,000,000
Rabobank Nederland N.V., New York:
0.57%, 9/17/12	40,000	40,000,000
0.53%, 10/25/12	101,000	101,000,000
0.57%, 1/18/13 (a)	25,000	25,000,000
Royal Bank of Canada, New York, 0.45%, 4/02/13 (a)	55,500	55,500,000
Sumitomo Mitsui Banking Corp., New York, 0.38%, 7/06/12	125,000	125,000,000
Svenska Handelsbanken, New York, 0.45%, 5/16/12	33,000	33,000,000
Toronto Dominion Bank, New York, 0.28%, 8/24/12	40,000	40,000,000

		1,423,100,000
Total Certificates of Deposit – 33.0%		1,462,100,000

Commercial Paper (c)
Antalis US Funding Corp., 0.52%, 5/03/12	23,000	22,999,336
Atlantis One Funding Corp., 0.41%, 8/02/12	210,000	209,777,575
Barclays Bank Plc, US Collateralized Commercial Paper Notes, Series 2010-1, 0.52%, 5/11/12	12,840	12,838,145
Barton Capital LLC, 0.35%, 5/02/12	29,123	29,122,717
Erste Abwicklungsanstalt:
0.58%, 10/17/12	17,000	16,953,713
0.61%, 11/09/12	13,000	12,957,707
HSBC Securities (USA) Inc., 0.29%, 6/05/12	33,500	33,490,555
ING US Funding LLC:
0.49%, 5/16/12	125,000	124,974,479
0.48%, 6/08/12	50,000	49,974,667
0.38%, 7/24/12	25,000	24,978,125
Kells Funding LLC, 0.60%, 6/26/12	100,000	99,906,667
National Australia Funding Delaware, Inc.:
0.49%, 6/18/12	35,000	34,977,133
0.47%, 7/03/12	42,000	41,965,455
Old Line Funding LLC, 0.32%, 8/24/12	50,000	49,948,889
Salisbury Receivables Co. LLC, 0.40%, 5/08/12	30,000	29,997,667

Commercial Paper (c)	Par (000)	Value
Scaldis Capital LLC, 0.43%, 5/14/12	$30,680	$30,675,236
Solitaire Funding LLC:
0.37%, 6/12/12	25,000	24,989,208
0.37%, 7/25/12	40,000	39,965,056
Sumitomo Trust & Banking Co. Ltd., New York, 0.37%, 7/16/12	125,000	124,902,361
Westpac Banking Corp.:
0.50%, 6/27/12	19,705	19,689,400
0.50%, 7/09/12	67,000	66,935,792
0.49%, 8/13/12	50,500	50,428,514
Total Commercial Paper – 26.0%		1,152,448,397

Corporate Notes – 2.3%
JPMorgan Chase Bank N.A., 0.54%, 5/17/13 (a)	101,820	101,820,000

Municipal Bonds
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2007G-1 VRDN (JPMorgan Chase Bank N.A. LOC), 0.20%, 5/07/12 (d)	50,000	50,000,000
California State Department of Water Resources RB Series 2008-2705 VRDN (Morgan Stanley Bank LOC), 0.40%, 5/07/12 (d)(e)	12,605	12,605,000
Colorado Public Schools Series 2011A-1 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. LOC), 0.20%, 5/07/12 (d)	11,600	11,600,000
Colorado Public Schools Series 2011A-2 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. LOC), 0.25%, 5/07/12 (d)	45,450	45,450,000
Colorado Public Schools Series 2011A-4 VRDN (AGM Insurance, Royal Bank of Canada LOC), 0.17%, 5/07/12 (d)	7,000	7,000,000
East Baton Rouge Parish IDRB (Exxonmobil Project) Series 2010A VRDN, 0.20%, 5/01/12 (d)	42,950	42,950,000
Jacksonville RB Series 2008A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.25%, 5/07/12 (d)	19,660	19,660,000
Kansas Department of Transportation RB Series 2002B-3 VRDN (Barclays Bank Plc SBPA), 0.22%, 5/07/12 (d)	43,815	43,815,000
Loudoun County IDA RB (Howard Hughes Medical Institute Project) Series 2003B VRDN, 0.20%, 5/07/12 (d)	65,745	65,745,000
Maryland Community Development Administration Department of Housing & Community Development RB (Residential Project) Series 2006J AMT VRDN (State Street Bank & Trust Co. SBPA), 0.24%, 5/07/12 (d)	57,000	57,000,000
Michigan Finance Authority RB (Unemployment Obligation Assessment Project) Series 2011 VRDN (Citibank N.A. LOC), 0.27%, 5/07/12 (d)	20,000	20,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2009-3129 VRDN (Morgan Stanley Bank LOC), 0.40%, 5/07/12 (d)(e)	14,740	14,740,000
New York Housing Financing Agency RB (Kew Gardens Hills Project) Series 2003A VRDN (Fannie Mae Guaranty), 0.24%, 5/07/12 (d)	33,530	33,530,000
University of California RB Series 2011Z-1 VRDN, 0.20%, 5/07/12 (d)	17,000	17,000,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012	15

Schedule of Investments (continued)	TempCash (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Washington GO Series 2009-3045 VRDN (National Public Finance Insurance, Morgan Stanley Bank Liquidity Facility), 0.40%, 5/07/12 (d)(e)	$12,505	$12,505,000
Total Municipal Bonds – 10.2%		453,600,000

Closed-End Investment Companies (d)(e)
California – 0.3%
Nuveen California Performance Plus Municipal Fund, Inc. Series 2010-1-810 VRDP (Citibank N.A. Liquidity Facility), 0.37%, 5/07/12	4,200	4,200,000
Nuveen California Quality Income Municipal Fund, Inc. Series 2010-1-1581 VRDP (Citibank N.A. Liquidity Facility), 0.37%, 5/07/12	5,000	5,000,000
Nuveen California Select Quality Municipal Fund, Inc. Series 2010-1-1589 VRDP (Citibank N.A. Liquidity Facility), 0.37%, 5/07/12	5,000	5,000,000

		14,200,000
Multi-State – 0.2%
Nuveen Premier Insured Municipal Income Fund, Inc. Series 2010-1-1309 VRDP (Citibank N.A. Liquidity Facility), 0.39%, 5/07/12	6,900	6,900,000
New York – 0.4%
Nuveen New York Investment Quality Municipal Fund, Inc. Series 2010-1-1123 VRDP (Citibank N.A. Liquidity Facility), 0.37%, 5/07/12	8,700	8,700,000
Nuveen New York Select Quality Municipal Fund, Inc. Series 2010-1-1648 VRDP (Citibank N.A. Liquidity Facility), 0.37%, 5/07/12	8,200	8,200,000

		16,900,000
Total Closed-End Investment Companies – 0.9%		38,000,000

Time Deposits – 3.3%
Natixis S.A., 0.21%, 5/01/12	147,390	147,390,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes: (a)
0.23%, 7/26/12	58,000	57,997,271
0.26%, 8/23/12	50,000	49,995,261
0.27%, 9/17/12	75,000	74,994,224
0.27%, 12/20/12	42,500	42,494,508
Freddie Mac Variable Rate Notes, 0.30%, 1/24/13 (a)	45,000	44,986,689
Total U.S. Government Sponsored Agency Obligations – 6.1%		270,467,953

U.S. Treasury Obligations
U.S. Treasury Bills: (c)
0.12%, 8/23/12	6,000	5,997,673
0.13%, 8/23/12	25,000	24,989,906
0.14%, 8/30/12	35,000	34,983,413
0.15%, 11/15/12	65,000	64,946,375
0.16%, 4/04/13	35,000	34,947,891
0.18%, 4/04/13	10,000	9,983,288

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes:
0.63%, 7/31/12	$50,000	$50,066,220
4.38%, 8/15/12	25,000	25,310,039
0.38%, 8/31/12	35,000	35,031,037
4.13%, 8/31/12	10,000	10,133,568
0.38%, 9/30/12	20,000	20,020,963
4.25%, 9/30/12	25,000	25,427,948
3.38%, 11/30/12	20,500	20,888,872
Total U.S. Treasury Obligations – 8.2%		362,727,193

Repurchase Agreements
Barclays Capital, Inc., 0.58%, 5/03/12 (Purchased on 3/29/12 to be repurchased at $7,504,229, collateralized by U.S. Treasury Note, 3.13% due at 9/30/13, par and fair value of $7,332,000 and $7,650,073, respectively)	7,500	7,500,000
Citigroup Global Markets, Inc., 0.69%, 5/01/12 (d) (Purchased on 12/23/11 to be repurchased at $58,500,000, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 7.21% due from 1/15/28 to 1/10/45, aggregate par and fair value of $205,336,468 and $61,755,715, respectively)	58,500	58,500,000
Citigroup Global Markets, Inc., 0.41%, 5/01/12 (Purchased on 4/30/12 to be repurchased at $50,000,569, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 5.22% due from 1/15/29 to 12/18/49, aggregate par and fair value of $257,169,615 and $52,593,202, respectively)	50,000	50,000,000
Deutsche Bank Securities Inc., 0.51%, 5/03/12 (Purchased on 4/19/12 to be repurchased at $15,002,975, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 9.35% due from 2/15/15 to 6/25/49, aggregate par and fair value of $5,319,353,297 and $16,715,371, respectively)	15,000	15,000,000
Deutsche Bank Securities Inc., 0.21%, 5/01/12 (Purchased on 4/30/12 to be repurchased at $300,001,750, collateralized by various U.S. government sponsored agency obligations, 0.00% to 7.00% due from 4/01/27 to 12/01/47, aggregate par and fair value of $756,000,236 and $309,000,000, respectively)	300,000	300,000,000

See Notes to Financial Statements.

16	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012

Schedule of Investments (concluded)	TempCash (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
JPMorgan Securities Inc., 0.56%, 5/01/12 (Purchased on 4/30/12 to be repurchased at $65,001,011, collateralized by various corporate/debt obligations, 5.00% to 12.00% due from 11/01/13 to 11/01/31, aggregate par and fair value of $66,953,507 and $69,553,651, respectively)	$65,000	$ 65,000,000
Total Repurchase Agreements – 11.2%		496,000,000
Total Investments (Cost $4,484,553,543*) – 101.2%		4,484,553,543
Liabilities in Excess of Other Assets – (1.2)%		(51,231,397)

Net Assets – 100.0%		$4,433,322,146

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.
(b)	Issuer is a US branch of a foreign domiciled bank.
(c)	Rate shown reflects the discount rate at the time of purchase.
(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities
—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$4,484,553,543	–	$4,484,553,543

[1] See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012	17

Schedule of Investments April 30, 2012 (Unaudited)	TempFund (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Euro – 1.7%
National Australia Bank Ltd., London:
0.47%, 12/20/12 (a)	$360,000	$360,000,000
0.45%, 1/16/13 (a)	430,000	430,000,000

		790,000,000
Yankee – 38.0% (b)
Bank of Montreal, Chicago:
0.16%, 5/02/12	431,500	431,500,000
0.18%, 5/08/12	445,000	445,000,000
Bank of Nova Scotia, Houston:
0.18%, 5/10/12	790,000	790,000,000
0.48%, 6/26/12	290,000	290,000,000
0.35%, 8/30/12	510,000	510,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.40%, 5/11/12	500,000	500,000,000
0.38%, 7/02/12	500,000	500,000,000
0.37%, 7/13/12	867,000	867,000,000
Barclays Bank Plc, New York:
0.50%, 5/16/12	487,280	487,280,000
0.59%, 7/13/12	575,000	575,000,000
Credit Suisse Group A.G., New York, 0.30%, 7/12/12	800,000	800,000,000
Deutsche Bank A.G., New York:
0.38%, 6/01/12	600,000	600,000,000
0.40%, 6/08/12	500,000	500,000,000
Mizuho Corporate Bank Ltd., New York:
0.37%, 6/07/12	224,500	224,500,000
0.37%, 7/10/12	800,000	800,000,000
National Australia Bank Ltd., New York:
0.49%, 6/18/12	225,000	225,000,000
0.51%, 5/03/13 (a)	512,500	512,500,000
Nordea Bank Finland Plc, New York:
0.30%, 5/21/12	486,000	486,000,000
0.61%, 8/09/12	417,500	417,500,000
0.36%, 10/11/12	590,000	590,000,000
Norinchukin Bank, New York:
0.17%, 5/01/12	211,500	211,500,000
0.17%, 5/07/12	500,000	500,000,000
Rabobank Nederland N.V., New York:
0.33%, 5/08/12 (a)	700,000	700,000,000
0.45%, 7/09/12	200,000	200,000,000
0.57%, 9/17/12	693,500	693,500,000
0.53%, 10/25/12	575,000	575,000,000
Royal Bank of Canada, New York:
0.51%, 5/16/12 (a)	325,000	325,000,000
0.45%, 4/02/13 (a)	530,500	530,500,000
Sumitomo Mitsui Banking Corp., New York:
0.38%, 7/06/12	375,000	375,000,000
0.37%, 7/17/12	625,000	625,000,000
Sumitomo Trust & Banking Co. Ltd., New York, 0.18%, 6/01/12	800,000	800,000,000
Svenska Handelsbanken, New York:
0.45%, 5/16/12	295,000	295,000,000
0.28%, 8/24/12	345,000	345,000,000
0.38%, 10/11/12	75,000	75,000,000
Toronto Dominion Bank, New York:
0.17%, 5/14/12	500,000	500,000,000
0.17%, 5/15/12	100,000	100,000,000

		17,401,780,000
Total Certificates of Deposit – 39.7%		18,191,780,000

Commercial Paper (c)	Par (000)	Value
Antalis US Funding Corp., 0.52%, 5/03/12	$305,500	$305,491,174
Atlantis One Funding Corp.:
0.38%, 5/29/12	100,000	99,970,444
0.39%, 6/07/12	200,000	199,919,833
0.46%, 7/09/12	99,500	99,412,274
Barclays Bank Plc, US Collateralized Commercial Paper Notes, Series 2010-1, 0.52%, 5/11/12	133,930	133,910,655
Commonwealth Bank of Australia, 0.50%, 7/06/12	270,500	270,252,042
DnB NOR BANK ASA, 0.32%, 8/13/12	384,000	383,645,013
ING US Funding LLC:
0.49%, 5/16/12	500,000	499,897,917
0.48%, 6/08/12	500,000	499,746,667
0.38%, 7/23/12	802,000	801,306,604
Kells Funding LLC:
0.60%, 6/25/12	300,000	299,725,000
0.54%, 7/05/12	500,000	499,512,500
0.56%, 7/09/12	125,000	124,865,833
Matchpoint Master Trust, 0.40%, 5/30/12	165,000	164,946,833
MetLife Short Term Funding LLC, 0.24%, 5/01/12	123,546	123,546,000
National Australia Funding Delaware, Inc., 0.47%, 7/03/12	529,000	528,564,897
Nieuw Amsterdam Receivables Corp.:
0.51%, 5/21/12	108,000	107,969,400
0.46%, 7/09/12	129,000	128,886,265
Nordea North America, Inc., 0.40%, 5/23/12	233,305	233,247,970
NRW.BANK, 0.27%, 7/24/12	135,000	134,914,950
Old Line Funding LLC:
0.25%, 5/21/12	90,084	90,071,488
0.32%, 7/27/12	50,094	50,055,261
0.32%, 8/27/12	90,000	89,905,600
Salisbury Receivables Co. LLC, 0.23%, 6/14/12	100,000	99,971,889
Scaldis Capital LLC, 0.43%, 5/11/12	318,695	318,656,934
Sheffield Receivables Corp., 0.30%, 7/20/12	50,000	49,966,667
Solitaire Funding LLC, 0.38%, 6/06/12	180,000	179,931,600
Starbird Funding Corp.:
0.42%, 5/02/12	115,500	115,498,653
0.43%, 5/07/12	200,000	199,985,667
State Street Corp., 0.23%, 6/06/12	100,000	99,977,000
Svenska Handelsbanken, Inc.:
0.25%, 7/11/12	95,054	95,007,133
0.39%, 10/02/12	150,000	149,749,750
Westpac Banking Corp.:
0.50%, 6/27/12	180,295	180,152,266
0.50%, 7/05/12	185,000	184,832,986
0.50%, 7/09/12	554,000	553,469,083
0.49%, 8/13/12	663,000	662,061,487
Total Commercial Paper – 19.1%		8,759,025,735

Corporate Notes – 1.7%
JPMorgan Chase Bank N.A., 0.54%, 5/17/13 (a)	752,200	752,200,000

See Notes to Financial Statements.

18	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012

Schedule of Investments (continued)	TempFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2007B-2 VRDN (JPMorgan Chase Bank N.A. LOC), 0.20%, 5/07/12 (d)	$53,580	$53,580,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2007E-3 VRDN (Bank of America N.A. LOC), 0.24%, 5/07/12 (d)	75,000	75,000,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2008A-1 VRDN (JPMorgan Chase Bank N.A. LOC), 0.20%, 5/07/12 (d)	99,750	99,750,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2008B-1 VRDN (Bank of America N.A. LOC), 0.22%, 5/07/12 (d)	54,845	54,845,000
California GO Series 2005B-1 VRDN (Bank of America N.A. LOC), 0.25%, 5/07/12 (d)	20,000	20,000,000
California GO Series 2005B-4 VRDN (JPMorgan Chase Bank N.A. LOC), 0.23%, 5/07/12 (d)	49,100	49,100,000
California GO Series 2005B-7 VRDN (JPMorgan Chase Bank N.A. LOC), 0.18%, 5/01/12 (d)	47,300	47,300,000
California Housing Finance Agency Home Mortgage RB Series 2001U VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.23%, 5/07/12 (d)	20,485	20,485,000
California Housing Finance Agency Home Mortgage RB Series 2002J VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.23%, 5/07/12 (d)	20,000	20,000,000
California Housing Finance Agency Home Mortgage RB Series 2003F AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.23%, 5/07/12 (d)	64,645	64,645,000
California Housing Finance Agency Home Mortgage RB Series 2005D AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.23%, 5/07/12 (d)	39,700	39,700,000
California Housing Finance Agency Home Mortgage RB Series 2005D AMT VRDN (Fannie Mae LOC, Freddie Mac LOC), 0.23%, 5/07/12 (d)	44,755	44,755,000
California Housing Finance Agency Home Mortgage RB Series 2005H VRDN (Fannie Mae LOC, Freddie Mac LOC), 0.23%, 5/07/12 (d)	110,550	110,550,000
California Housing Finance Agency Home Mortgage RB Series 2008D AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.22%, 5/07/12 (d)	17,880	17,880,000
Chattanooga Health, Education & Housing Facility Board RB (Catholic Health Initiatives Project) Series 2004C VRDN, 0.24%, 5/07/12 (d)	36,260	36,260,000
District of Columbia GO Series 2008C-2 VRDN (JPMorgan Chase Bank N.A. LOC), 0.25%, 5/07/12 (d)	78,552	78,552,000
Gulf Coast Waste Disposal Authority RB (Exxon Mobil Project) Series 2003 VRDN, 0.21%, 5/01/12 (d)	24,800	24,800,000
Harris County Health Facilities Development Corp. RB (Texas Children’s Hospital Project) Series 1999B-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.25%, 5/07/12 (d)	44,080	44,080,000
Harris County IDRB (Exxon Project) Series 1997 VRDN, 0.21%, 5/01/12 (d)	14,700	14,700,000
Houston Higher Education Finance Corp. RB (Rice University Project) Series 2006A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.24%, 5/07/12 (d)	25,900	25,900,000

Municipal Bonds	Par (000)	Value
Jacksonville RB Series 2008A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.25%, 5/07/12 (d)	$55,040	$55,040,000
JEA Water & Sewer System RB Series 2008A-2 VRDN (JPMorgan Chase & Co. SBPA), 0.25%, 5/07/12 (d)	28,715	28,715,000
Maryland Health & Higher Educational Facilities Authority RB (John Hopkins University Project) Series 2008B VRDN, 0.22%, 5/07/12 (d)	55,835	55,835,000
Michigan Finance Authority RB (Unemployment Obligation Assessment Project) Series 2011 VRDN (Citibank N.A. LOC), 0.27%, 5/07/12 (d)	74,000	74,000,000
Minneapolis & St Paul Housing & Redevelopment Authority RB (Allina Health Project) Series 2007C-2 VRDN (Wells Fargo Bank N.A. LOC), 0.20%, 5/07/12 (d)	51,400	51,400,000
Mississippi Business Finance Commission RB (Chevron USA, Inc. Project) Series 2010K VRDN (Chevron Corp. Guaranty), 0.25%, 5/01/12 (d)	35,000	35,000,000
Mississippi Business Finance Commission RB (Chevron USA, Inc. Project) Series 2010L VRDN (Chevron Corp. Guaranty), 0.24%, 5/01/12 (d)	30,000	30,000,000
Mississippi Business Finance Corp. Gulf Opportunity Zone IDRB (Chevron USA, Inc. Project) Series 2007A VRDN (Chevron Corp. Guaranty), 0.22%, 5/01/12 (d)	178,590	178,590,000
Port of Port Arthur Navigation District RB (Texaco Inc. Project) Series 1994 VRDN (Texaco Inc. Obligor), 0.22%, 5/01/12 (d)	35,000	35,000,000
Sacramento Municipal Utility District RB Series 2008J VRDN (Bank of America N.A. LOC), 0.29%, 5/07/12 (d)	71,440	71,440,000
Sacramento Transportation Authority Measure A Sales Tax RB Series 2009B VRDN (JPMorgan Chase Bank N.A. SBPA), 0.23%, 5/07/12 (d)	103,100	103,100,000
Shelby County GO (Public Improvement & School Project) Series 2006B VRDN (CalSTRS SBPA, State Street Bank & Trust Co. SBPA), 0.19%, 5/07/12 (d)	55,250	55,250,000
Southern California Public Power Authority RB (Magnolia Power Project) Series 2009 VRDN (Wells Fargon Bank N.A. LOC), 0.24%, 5/07/12 (d)	25,645	25,645,000
Southern California Public Power Authority RB Series 2009 VRDN (US Bank N.V. LOC), 0.22%, 5/07/12 (d)	33,560	33,560,000
Texas GO Series 2003 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.17%, 5/07/12 (d)	24,865	24,865,000
Texas RB PUTTERS Series 2011-3945 VRDN (JPMorgan Chase & Co. SBPA), 0.25%, 5/01/12 (d)(e)(f)	50,000	50,000,000
Texas RB PUTTERS Series 2011-3946 VRDN (JPMorgan Chase & Co. SBPA), 0.25%, 5/01/12 (d)(e)(f)	55,380	55,380,000
Texas RB PUTTERS Series 2011-3953 VRDN (JPMorgan Chase & Co. SBPA), 0.25%, 5/01/12 (d)(e)(f)	99,265	99,265,000
Texas RB PUTTERS Series 2011-3964 VRDN (JPMorgan Chase & Co. SBPA), 0.25%, 5/01/12 (d)(e)(f)	125,000	125,000,000
Total Municipal Bonds – 4.7%		2,128,967,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012	19

Schedule of Investments (continued)	TempFund (Percentages shown are based on Net Assets)

Closed-End Investment Companies (d)(e)	Par (000)	Value
California – 0.0%
Nuveen California Performance Plus Municipal Fund, Inc. Series 2010-1-810 VRDP (Citibank N.A. Liquidity Facility), 0.37%, 5/07/12	$4,300	$4,300,000
Nuveen California Quality Income Municipal Fund, Inc. Series 2010-1-1581 VRDP (Citibank N.A. Liquidity Facility), 0.37%, 5/07/12	5,000	5,000,000
Nuveen California Select Quality Municipal Fund, Inc. Series 2010-1-1589 VRDP (Citibank N.A. Liquidity Facility), 0.37%, 5/07/12	5,000	5,000,000

		14,300,000
Multi-State – 0.0%
Nuveen Premier Insured Municipal Income Fund, Inc. Series 2010-1-1309 VRDP (Citibank N.A. Liquidity Facility), 0.39%, 5/07/12	7,000	7,000,000
New York – 0.1%
Nuveen New York Investment Quality Municipal Fund, Inc. Series 2010-1-1123 VRDP (Citibank N.A. Liquidity Facility), 0.37%, 5/07/12	8,600	8,600,000
Nuveen New York Quality Income Municipal Fund, Inc. Series 2010-1-1617 VRDP (Citibank N.A. Liquidity Facility), 0.37%, 5/07/12	8,500	8,500,000
Nuveen New York Select Quality Municipal Fund, Inc. Series 2010-1-1648 VRDP (Citibank N.A. Liquidity Facility), 0.37%, 5/07/12	8,200	8,200,000

		25,300,000
Total Closed-End Investment Companies – 0.1%		46,600,000

Time Deposits
Natixis S.A., 0.21%, 5/01/12	662,392	662,392,000
Svenska Handelsbanken AB, 0.16%, 5/01/12	575,000	575,000,000
Total Time Deposits – 2.7%		1,237,392,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes: (a)
0.23%, 7/26/12	571,000	570,973,129
0.26%, 8/23/12	700,000	699,933,649
0.27%, 9/17/12	710,000	709,945,322
0.27%, 12/20/12	458,000	457,940,818
Federal Home Loan Bank Bonds, 0.25%, 8/17/12	81,000	81,006,262
Federal Home Loan Bank Discount Notes, 0.11%, 7/11/12 (c)	250,000	249,945,764
Freddie Mac Variable Rate Notes: (a)
0.30%, 1/24/13	388,000	387,885,234
0.39%, 9/03/13	100,000	99,972,913
0.18%, 9/13/13	1,720,000	1,718,571,765
Total U.S. Government Sponsored Agency Obligations – 10.9%		4,976,174,856

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (c)
0.10%, 8/09/12	$368,000	$367,897,778
0.12%, 8/23/12	275,000	274,893,323
0.13%, 8/23/12	300,000	299,881,250
0.14%, 8/30/12	829,000	828,615,526
0.15%, 9/20/12	200,000	199,881,667
0.16%, 4/04/13	275,000	274,586,889
0.18%, 4/04/13	300,000	299,498,633
U.S. Treasury Notes:
0.63%, 7/31/12	523,000	523,694,787
1.75%, 8/15/12	455,000	457,128,490
0.38%, 8/31/12	447,000	447,396,904
4.13%, 8/31/12	326,000	330,324,051
1.38%, 9/15/12	98,000	98,456,475
0.38%, 9/30/12	344,000	344,362,712
3.38%, 11/30/12	187,000	190,546,074
3.63%, 12/31/12	100,000	102,293,717
Total U.S. Treasury Obligations – 11.0%		5,039,458,276

Repurchase Agreements
Barclays Capital, Inc., 0.41%, 5/01/12 (Purchased on 4/30/12 to be repurchased at $100,001,139, collateralized by various U.S. State Government obligations, 0.00% to 7.00% due from 10/01/14 to 5/15/50, aggregate par and fair value of $100,056,798 and $107,000,001, respectively)	100,000	100,000,000
Barclays Capital, Inc., 0.58%, 5/03/12 (Purchased on 3/29/12 to be repurchased at $269,651,968, collateralized by various corporate/debt and U.S. Treasury obligations, 3.13% to 11.34% due from 5/01/12 to 12/29/49, aggregate par and fair value of $319,475,242 and $282,815,604, respectively)	269,500	269,500,000
Barclays Capital, Inc., 0.66%, 6/11/12 (Purchased on 4/11/12 to be repurchased at $125,139,792, collateralized by various corporate/debt and U.S. Treasury obligations, 1.00% to 11.34% due from 5/01/12 to 6/01/18, aggregate par and fair value of $124,639,905 and $128,254,568, respectively)	125,000	125,000,000
Barclays Capital, Inc., 0.77%, 7/11/12 (Purchased on 4/11/12 to be repurchased at $125,243,299, collateralized by various corporate/debt and U.S. Treasury obligations, 1.00% to 11.34% due from 5/01/12 to 12/29/49, aggregate par and fair value of $128,505,219 and $130,128,138, respectively)	125,000	125,000,000

See Notes to Financial Statements.

20	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012

Schedule of Investments (continued)	TempFund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.17%, 5/01/12 (Purchased on 4/30/12 to be repurchased at $500,002,361, collateralized by various U.S. Treasury obligations, 0.25% to 2. 25% due from 3/31/14 to 3/15/15, aggregate par and fair value of $497,734,600 and $510,005,000, respectively)	$500,000	$500,000,000
Credit Suisse Securities (USA) LLC, 0.26%, 5/01/12 (Purchased on 4/30/12 to be repurchased at $250,001,806, collateralized by various corporate/debt obligations, 0.00% to 9.45% due from 2/15/16 to 2/15/51, aggregate par and fair value of $22,211,641,396 and $267,500, 439, respectively)	250,000	250,000,000
Deutsche Bank Securities Inc., 0.21%, 5/01/12 (Purchased on 4/30/12 to be repurchased at $1,100,006,417, collateralized by various U.S. government sponsored agency obligations, 0.00% to 7.00% due from 11/15/20 to 5/01/42, aggregate par and fair value of $2,264,787,786 and $1,138,660,390, respectively)	1,100,000	1,100,000,000
Deutsche Bank Securities Inc., 0.51%, 5/03/12 (Purchased on 4/19/12 to be repurchased at $100,019,833, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 6.39% due from 1/17/14 to 6/25/49, aggregate par and fair value of $1,427,063,057 and $112,232, 894, respectively)	100,000	100,000,000
Goldman Sachs & Co., 0.13%, 5/01/12 (Purchased on 4/24/12 to be repurchased at $800,020,222, collateralized by various U.S. government sponsored agency obligations, 0.00% to 7.00% due from 12/01/19 to 5/01/42, aggregate par and fair value of $3,323,269,044 and $831,776,371, respectively)	800,000	800,000,000
Goldman Sachs & Co., 0.17%, 5/03/12 (Purchased on 4/26/12 to be repurchased at $400,013,222, collateralized by various U.S. government sponsored agency obligations, 2.37% to 6.00% due from 12/01/25 to 4/01/42, aggregate par and fair value of $710,143,010 and $412,000,001, respectively)	400,000	400,000,000
Goldman Sachs & Co., 0.17%, 5/04/12 (Purchased on 4/27/12 to be repurchased at $100,003,306, collateralized by Fannie Mae Bonds, 3.50% to 7.50% due from 11/01/32 to 4/01/42, aggregate par and fair value of $169,112,086 and $103,000,001, respectively)	100,000	100,000,000

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA) Inc., 0.24%, 5/01/12 (Purchased on 4/30/12 to be repurchased at $50,000,333, collateralized by various corporate/debt obligations, 0.38% to 7.72% due from 10/01/12 to 8/15/37, aggregate par and fair value of $51,270,741 and $53, 500, 493, respectively)	$50,000	$50,000,000
HSBC Securities (USA) Inc., 0.28%, 5/01/12 (Purchased on 4/30/12 to be repurchased at $50,000,389, collateralized by various corporate/debt obligations, 0.38% to 7.72% due from 7/27/12 to 3/15/42, aggregate par and fair value of $51,151,609 and $53, 504, 067, respectively)	50,000	50,000,000
JPMorgan Securities Inc., 0.67%, 6/11/12 (Purchased on 4/10/12 to be repurchased at $200,230,778, collateralized by various corporate/debt obligations, 2.40% to 12.25% due from 5/01/12 to 11/12/36, aggregate par and fair value of $206,035,218 and $214,005,206, respectively)	200,000	200,000,000
UBS Securities LLC, 0.20%, 5/01/12 (Purchased on 4/30/12 to be repurchased at $200,001,111, collateralized by U.S. Treasury Note, 1.25% due at 4/30/19, par and fair value of $205,219,100 and $204,000,099, respectively)	200,000	200,000,000
UBS Securities LLC, 0.22%, 5/01/12 (Purchased on 4/30/12 to be repurchased at $900,005,500, collateralized by various U.S. government sponsored agency obligations, 3.00% to 10.50% due from 1/25/18 to 4/01/42, aggregate par and fair value of $949,797,251 and $927,000,001, respectively)	900,000	900,000,000
UBS Securities LLC, 0.34%, 5/01/12 (Purchased on 4/30/12 to be repurchased at $500,004,722, collateralized by various corporate/debt obligations, 0.00% to 12.50% due from 1/08/13 to 11/01/47, aggregate par and fair value of $508,913,125 and $535,000,001, respectively)	500,000	500,000,000
Total Repurchase Agreements – 12.6%		5,769,500,000
Total Investments (Cost $46,901,097,867*) – 102.5%		46,901,097,867
Liabilities in Excess of Other Assets – (2.5)%		(1,125,472,387)

Net Assets – 100.0%		$45,775,625,480

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date.
(b)	Issuer is a US branch of a foreign domiciled bank.
(c)	Rate shown reflects the discount rate at the time of purchase.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012	21

Schedule of Investments (concluded)	TempFund

(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

—	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par at October 31, 2011	Net Activity (Par)	Par at April 30, 2012	Income
PNC Bank N.A.	–	–	–	$75,848

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$46,901,097,867	–	$46,901,097,867

    1 See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

22	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012

Schedule of Investments April 30, 2012 (Unaudited)	T-Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.05%, 6/14/12	$200,000	$199,987,778
0.06%, 7/12/12	100,000	99,989,000
0.07%, 7/26/12	100,000	99,983,278
0.08%, 8/02/12	500,000	499,895,267
0.10%, 8/09/12	331,000	330,908,056
0.10%, 8/23/12	139,725	139,682,714
0.13%, 8/23/12	370,000	369,853,542
0.13%, 9/06/12	75,000	74,965,333
0.15%, 9/13/12	93,000	92,947,688
0.15%, 9/20/12	300,000	299,822,500
0.15%, 9/27/12	150,000	149,906,875
0.14%, 10/04/12	53,000	52,967,847
0.15%, 10/04/12	38,000	37,976,123
0.15%, 10/11/12	275,000	274,813,229
0.13%, 10/18/12	100,000	99,938,611
0.13%, 10/25/12	200,000	199,877,083
0.15%, 11/01/12	200,000	199,853,389
0.10%, 11/15/12	155,000	154,914,750
0.14%, 2/07/13	225,000	224,754,229
0.17%, 3/07/13	143,327	143,116,786
0.19%, 3/07/13	53,000	52,911,917
U.S. Treasury Notes:
1.38%, 5/15/12	200,000	200,094,125
0.75%, 5/31/12	140,000	140,072,383
0.63%, 6/30/12	194,000	194,173,063
1.50%, 7/15/12	550,000	551,597,538
0.63%, 7/31/12	225,000	225,296,390
4.63%, 7/31/12	221,000	223,489,660
1.75%, 8/15/12	100,000	100,479,688
0.38%, 8/31/12	350,025	350,330,794
4.13%, 8/31/12	73,000	73,965,825
1.38%, 9/15/12	125,000	125,576,967
4.25%, 9/30/12	100,000	101,711,816
1.38%, 10/15/12	200,000	201,139,747
1.38%, 11/15/12	85,000	85,545,057
0.50%, 11/30/12	150,000	150,310,789
0.63%, 1/31/13	50,000	50,165,975
0.63%, 2/28/13	203,000	203,735,902
1.38%, 3/15/13	82,000	82,834,891
Total U.S. Treasury Obligations – 36.6%		6,859,586,605

Repurchase Agreements
Barclays Capital, Inc., 0.18%, 5/01/12 (Purchased on 4/30/12 to be repurchased at $1,048,005,240, collateralized by various U.S. Treasury obligations, 0.63% to 3.00% due from 7/15/12 to 6/30/18, aggregate par and fair value of $993,629,800 and $1,068,960,074, respectively)	1,048,000	1,048,000,000
Citigroup Global Markets, Inc., 0.17%, 5/01/12 (Purchased on 4/30/12 to be repurchased at $880,052,156, collateralized by various U.S. Treasury obligations, 0.00% to 2.38% due from 1/15/15 to 2/15/42, aggregate par and fair value of $980,240,977 and $897,648,960, respectively)	880,048	880,048,000

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.09%, 5/01/12 (Purchased on 4/24/12 to be repurchased at $1,000,017,500, collateralized by various U.S. Treasury obligations, 0.13% to 2.63% due from 4/05/15 to 7/15/17, aggregate par and fair value of $841,028,600 and $1,020,000,404, respectively)	$1,000,000	$1,000,000,000
Credit Suisse Securities (USA) LLC, 0.17%, 5/01/12 (Purchased on 4/30/12 to be repurchased at $1,214,111,734, collateralized by various U.S. Treasury obligations, 0.13% to 2.50% due from 4/15/13 to 1/15/22, aggregate par and fair value of $997,009,858 and $1,238,397,044, respectively)	1,214,106	1,214,106,000
Credit Suisse Securities (USA) LLC, 0.14%, 5/02/12 (Purchased on 4/25/12 to be repurchased at $500,013,611, collateralized by various U.S. Treasury obligations, 1.13% to 2.00% due from 1/15/15 to 1/15/21, aggregate par and fair value of $418,825,800 and $510,000,323, respectively)	500,000	500,000,000
Credit Suisse Securities (USA) LLC, 0.13%, 5/04/12 (Purchased on 4/27/12 to be repurchased at $150,003,792, collateralized by U.S. Treasury Note, 1.63% due at 1/15/15, par and fair value of $117,540,000 and $153,002,925, respectively)	150,000	150,000,000
Deutsche Bank Securities Inc., 0.19%, 5/01/12 (Purchased on 4/30/12 to be repurchased at $1,393,663,355, collateralized by various U.S. Treasury obligations, 0.00% to 4.50% due from 5/03/12 to 5/15/38, aggregate par and fair value of $1,379,018,000 and $1,421,529,190, respectively)	1,393,656	1,393,656,000
Deutsche Bank Securities Inc., 0.14%, 5/02/12 (Purchased on 4/25/12 to be repurchased at $700,019,056, collateralized by various U.S. Treasury obligations, 0.00% to 7. 50% due from 2/15/13 to 2/15/39, aggregate par and fair value of $868,127,536 and $714,000,077, respectively)	700,000	700,000,000
HSBC Securities (USA) Inc., 0.18%, 5/01/12 (Purchased on 4/30/12 to be repurchased at $732,803,664, collateralized by various U.S. Treasury obligations, 0.00% to 0.25% due from 5/03/12 to 10/31/13, aggregate par and fair value of $748,224,000 and $747,460,962, respectively)	732,800	732,800,000
JPMorgan Securities Inc., 0.18%, 5/01/12 (Purchased on 4/30/12 to be repurchased at $845,004,225, collateralized by various U.S. Treasury obligations, 0.00% due from 2/15/13 to 2/15/25, aggregate par and fair value of $957,262,512 and $861,902,609, respectively)	845,000	845,000,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012	23

Schedule of Investments (concluded)	T-Fund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.18%, 5/01/12 (Purchased on 4/30/12 to be repurchased at $239,360,197, collateralized by U.S. Treasury Note, 2.25% due at 7/31/18, par and fair value of $227,671,200 and $244,146,214, respectively)	$ 239,359	$239,359,000
Morgan Stanley & Co., 0.18%, 5/01/12 (Purchased on 4/30/12 to be repurchased at $939,480,697, collateralized by various U.S. Treasury obligations, 0.00% to 10.63% due from 5/24/12 to 2/15/40, aggregate par and fair value of $885,397,200 and $958,265,618, respectively)	939,476	939,476,000
Morgan Stanley & Co., 0.15%, 5/02/12 (Purchased on 4/25/12 to be repurchased at $400,011,667, collateralized by various U.S. Treasury obligations, 0.13% to 7.25% due from 1/15/13 to 11/15/26, aggregate par and fair value of $384,633,446 and $408,000,054, respectively)	400,000	400,000,000
RBS Securities Inc., 0.18%, 5/01/12 (Purchased on 4/30/12 to be repurchased at $1,165,005,825, collateralized by various U.S. Treasury obligations, 1.38% to 3.25% due from 5/15/12 to 2/15/19, aggregate par and fair value of $1,130,159,700 and $1,188,302,058, respectively)	1,165,000	1,165,000,000
UBS Securities LLC, 0.18%, 5/01/12 (Purchased on 4/30/12 to be repurchased at $903,004,515, collateralized by various U.S. Treasury obligations, 0.00% to 2.63% due from 5/03/12 to 5/31/15, aggregate par and fair value of $890,358,100 and $921,060,078, respectively)	903,000	903,000,000
Total Repurchase Agreements – 64.5%		12,110,445,000
Total Investments (Cost $18,970,031,605*) – 101.1%		18,970,031,605
Liabilities in Excess of Other Assets – (1.1)%		(212,916,617)

Net Assets – 100.0%		$18,757,114,988

*	Cost for federal income tax purposes.
(a)	Rate shown reflects the discount rate at the time of purchase.
—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$18,970,031,605	–	$18,970,031,605

1 See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

24	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012

Schedule of Investments April 30, 2012 (Unaudited)	Treasury Trust Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.06%, 5/03/12	$581,073	$581,071,225
0.07%, 5/03/12	35,612	35,611,870
0.08%, 5/03/12	45,000	44,999,810
0.07%, 5/10/12	59,230	59,228,926
0.08%, 5/10/12	525,000	524,990,006
0.04%, 5/17/12	16,872	16,871,700
0.06%, 5/17/12	97,900	97,897,563
0.07%, 5/17/12	160,000	159,995,264
0.10%, 5/17/12	28,937	28,935,759
0.06%, 5/24/12	450,000	449,982,750
0.07%, 5/24/12	110,000	109,995,432
0.09%, 5/24/12	330,000	329,982,079
0.12%, 5/31/12	101,000	100,990,321
0.08%, 6/07/12	125,180	125,169,655
0.08%, 6/14/12	38,537	38,533,232
0.10%, 6/21/12	200,000	199,973,083
0.09%, 6/28/12	52,300	52,292,669
0.07%, 7/05/12	105,000	104,986,066
0.09%, 7/05/12	70,000	69,989,260
0.08%, 7/12/12	250,000	249,962,150
0.08%, 7/19/12	117,000	116,979,460
0.08%, 7/26/12	150,000	149,971,333
0.08%, 8/02/12	110,000	109,977,005
0.10%, 8/02/12	200,000	199,951,972
0.11%, 8/02/12	15,000	14,995,931
0.10%, 8/09/12	200,000	199,944,444
0.12%, 8/09/12	39,171	39,158,269
0.13%, 8/16/12	130,000	129,951,701
0.10%, 8/23/12	11,000	10,996,691
0.13%, 8/23/12	80,000	79,968,333
0.14%, 8/30/12	25,000	24,988,236
0.13%, 9/06/12	200,000	199,911,111
0.15%, 9/13/12	23,250	23,236,922
0.14%, 10/04/12	15,000	14,990,900
0.15%, 10/04/12	10,000	9,993,717
0.13%, 10/18/12	28,000	27,982,811
0.19%, 3/07/13	14,000	13,976,733
U.S. Treasury Notes:
1.50%, 7/15/12	19,800	19,857,341
4.13%, 8/31/12	10,000	10,132,124
3.88%, 10/31/12	125,000	127,333,742
Total U.S. Treasury Obligations – 104.2%		4,905,757,596
Total Investments (Cost $4,905,757,596*) – 104.2%		4,905,757,596
Liabilities in Excess of Other Assets – (4.2)%		(199,857,540)

Net Assets – 100.0%		$4,705,900,056

*	Cost for federal income tax purposes.
(a)	Rate shown reflects the discount rate at the time of purchase.
—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$4,905,757,596	–	$4,905,757,596

1 See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012	25

Schedule of Investments April 30, 2012 (Unaudited)	MuniCash (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alaska – 0.3%
Alaska Housing Finance Corp. RB Series 2010-3188 VRDN (Morgan Stanley Bank SBPA), 0.45%, 5/07/12 (a)(b)	$900	$900,000
Arizona – 0.9%
Ak-Chin Indian Community RB Series 2008 VRDN (Bank of America N.A. LOC), 0.28%, 5/07/12 (b)	1,500	1,500,000
Phoenix IDA RB (Swift Aviation Services Inc. Project) Series 2002 VRDN (US Bank N.A. LOC), 0.31%, 5/01/12 (b)	1,105	1,105,000

		2,605,000
Arkansas – 1.7%
Arkansas Development Finance Authority Single Family Mortgage RB (Mortgage Backed Securities Program Project) Series 2006E AMT VRDN (Ginnie Mae Insurance, State Street Bank & Trust Co. SBPA), 0.33%, 5/07/12 (b)	5,000	5,000,000
California – 16.9%
California RB Series 2011A-2 RAN, 2.00%, 6/26/12	10,900	10,927,069
California School Cash Reserve Program Authority RB Series 2012R, 2.00%, 10/31/12	2,500	2,519,398
East Bay California Municipal Utility District Water System Series 2012 TECP, 0.20%, 6/05/12	3,500	3,500,000
Los Angeles County GO Series 2011C TRAN, 2.50%, 6/29/12	1,100	1,103,709
Los Angeles County Metropolitan Transportation Authority RB RBC Municipal Products, Inc. Trust Series 2011E-24 Mandatory Put Bonds (Royal Bank of Canada Credit Agreement, Royal Bank of Canada SBPA), 0.23%, 8/01/12 (a)(b)	1,300	1,300,000
Redwood School District GO Series 2011 TRAN, 1.50%, 8/31/12	6,250	6,267,620
Riverside County GO Series 2011B TRAN, 2.00%, 6/29/12	1,000	1,002,699
Sacramento Financing Authority RB Municipal Trust Receipts Floaters Series 2011-4698 VRDN (Bank of America N.A. SBPA, Bank of America N.A. Guaranty), 0.51%, 5/07/12 (a)(b)(c)	6,830	6,830,000
Sacramento Unified School District GO Series 2012 TRAN, 2.00%, 10/01/12	2,000	2,012,667
San Juan Unified School District GO Series 2012 TRAN, 2.00%, 10/01/12	2,000	2,014,015
South Coast Local Education Agencies RB Series 2011B TRAN, 2.00%, 5/15/12	1,000	1,000,611
Tulare County GO Series 2011 TRAN, 1.25%, 9/07/12	10,100	10,130,472

		48,608,260
Connecticut – 1.3%
Connecticut Housing Finance Authority RB Series 2009A-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.25%, 5/01/12 (b)	2,100	2,100,000
Connecticut Housing Finance Authority RB Series 2011A-1 Mandatory Put Bonds, 0.30%, 7/25/12 (b)	1,500	1,500,000

		3,600,000

Municipal Bonds	Par (000)	Value
Florida – 0.5%
Jacksonville Economic Development Commission IDRB (Tremron Jacksonville Project) Series 2000 AMT VRDN (Branch Banking & Trust Co. LOC), 0.32%, 5/07/12 (b)	$360	$360,000
Orlando Utilities Commission Utilities System RB Series 2011A VRDN 7 Month Window, 0.36%, 11/26/12 (b)	1,100	1,100,000

		1,460,000
Georgia – 1.0%
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997A AMT VRDN (Wells Fargo Bank N.A. LOC), 0.42%, 5/07/12 (b)	1,000	1,000,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997B VRDN (Wells Fargo Bank N.A. LOC), 0.42%, 5/07/12 (b)	1,000	1,000,000
Laurens County IDRB (Aladdin Manufacturing Corp. Project) Series 1997 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.42%, 5/07/12 (b)	1,000	1,000,000

		3,000,000
Illinois – 2.4%
Chicago IDRB (Promise Candy Project) Series 2001 AMT VRDN (Bank of America N.A. LOC), 0.65%, 5/07/12 (b)	1,885	1,885,000
Chicago Transit Authority COP Series 2009 ROC-RR-II-R-11786 VRDN (AGM Insurance, Citibank N.A. SBPA), 0.60%, 5/07/12 (a)(b)(c)	1,265	1,265,000
Elmhurst IDRB (Randall Manufacturing Project) Series 2002 VRDN (Bank of America N.A. LOC), 0.60%, 5/07/12 (b)	2,315	2,315,000
Illinois Finance Authority IDRB (Cano Packaging Corp. Project) Series 2001 AMT VRDN (Bank of America N.A. LOC), 0.65%, 5/07/12 (b)	1,430	1,430,000

		6,895,000
Iowa – 2.8%
Iowa Finance Authority RB (Bio America Inc. Project) Series 2012 VRND (Korea Development Bank LOC), 0.65%, 5/07/12 (b)	8,000	8,000,000
Kansas – 2.1%
Kansas Development Finance Authority RB (Delaware Highlands Project) Series 2005C AMT VRDN (Federal Home Loan Bank LOC), 0.40%, 5/07/12 (b)	6,120	6,120,000
Kentucky – 0.8%
Jefferson County Industrial Building RB (Atlas Machine & Supply Co. Project) Series 1999 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.50%, 5/07/12 (b)	2,200	2,200,000
Louisiana – 3.2%
Ascension Parish RB (BASF Corp. Project) Series 1997 AMT VRDN (BASF Corp. Liquidity Facility), 0.39%, 5/07/12 (b)	2,400	2,400,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000A VRDN (BASF Corp. Obligor), 0.39%, 5/07/12 (b)	6,000	6,000,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (Ouachita Christian School, Inc. Project) Series 2002 VRDN (JPMorgan Chase Bank N.A. LOC), 0.50%, 5/07/12 (b)	710	710,000

		9,110,000

See Notes to Financial Statements.

26	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012

Schedule of Investments (continued)	MuniCash (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland – 1.5%
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Facilities Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.35%, 5/07/12 (b)	$2,800	$2,800,000
Maryland Economic Development Corp. RB (Redrock LLC Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.40%, 5/07/12 (b)	1,620	1,620,000

		4,420,000
Massachusetts – 0.5%
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN 7 Month Window, 0.34%, 11/26/12 (b)	1,000	1,000,000
University of Massachusetts Building Authority RB Series 2011-2 VRDN (Massachusetts State Guaranteed), 0.34%, 11/26/12 (b)	495	495,000

		1,495,000
Michigan – 2.8%
Michigan Hospital Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2010F-8 VRDN (Ascension Health Corporate Obligor), 0.34%, 11/26/12 (b)	3,000	3,000,000
Michigan Strategic Fund Ltd. Obligation RB (Amera Group LLC Project) Series 2000 AMT VRDN (JPMorgan Chase & Co. LOC), 0.45%, 5/07/12 (b)	2,200	2,200,000
Michigan Strategic Fund Ltd. Obligation RB (Kay Screen Printing, Inc. Project) Series 2000 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.50%, 5/07/12 (b)	2,000	2,000,000
Michigan Strategic Fund RB (Larsen Warden Project) Series 2008 VRDN (Standard Chartered Bank LOC), 0.67%, 5/07/12 (b)	1,000	1,000,000

		8,200,000
Minnesota – 2.2%
Minneapolis & St Paul Housing & Redevelopment Authority RB Series 2004B VRDN (AGM Insurance, US Bank N.A. SBPA), 0.28%, 5/01/12 (b)	6,400	6,400,000
Missouri – 2.1%
Bridgeton IDRB (Gold Dust LLC Project) Series 2000A AMT VRDN (TD Bank N.A. LOC), 0.48%, 5/07/12 (b)	2,025	2,025,000
Palmyra IDA Solid Waste Disposal RB (BASF Corp. Project) Series 2002 AMT VRDN (BASF Aktiengesellsch Liquidity Facility), 0.39%, 5/07/12 (b)	4,000	4,000,000

		6,025,000
Nevada – 1.1%
Clark County RB (Apartment Revenue Project) Series 2011A MB, 2.00%, 6/19/12	3,050	3,055,694
New Hampshire – 0.4%
New Hampshire Business Finance Authority Industrial Facilities RB (JMT Properties LLC Project) Series 2002 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.40%, 5/07/12 (b)	1,005	1,005,000
New Jersey – 1.5%
Burlington County Bridge Commission RB (Soil Waste Project) Series 2011 Notes, 2.00%, 10/10/12	800	805,390
Hopatcong Borough GO Series 2011 BAN, 1.25%, 8/03/12	1,200	1,201,868

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Saddle River Borough GO Series 2012 BAN, 1.00%, 3/28/13	$2,200	$2,210,111

		4,217,369
New York – 1.8%
New York Housing Development Corp. RB Series 2006J-1 Mandatory Put Bonds, 0.35%, 9/17/12 (b)	3,015	3,015,000
New York Tollway Authority RB Series 2011A BAN, 2.00%, 7/12/12	2,200	2,207,113

		5,222,113
North Carolina – 0.7%
Lee County Industrial Facilities & Pollution Control Financing Authority IDRB (Arden Corp. Project) Series 1999 AMT VRDN (Comerica Bank LOC), 0.35%, 5/07/12 (b)	1,450	1,450,000
Mecklenburg County Industrial Facilities PCRB (Piedmont Plastics Project) Series 1997 AMT VRDN (Branch Banking & Trust Co. LOC), 0.42%, 5/07/12 (b)	560	560,000

		2,010,000
Ohio – 2.9%
Avon GO Series 2011A BAN, 1.00%, 7/03/12	1,000	1,000,993
Ohio RB (Development Assistance Project) Series 2011A BAN, 0.35%, 6/01/12	1,000	1,000,000
Ohio RB (Revitalization Project) Series 2011A BAN, 0.35%, 6/01/12	1,700	1,700,000
Sharonville GO Series 2011 BAN, 1.13%, 7/12/12	4,740	4,744,397

		8,445,390
Oklahoma – 1.3%
Muskogee Transport Authority IDRB (Metals USA, Inc. Project) Series 1998 AMT VRDN (Bank of America N.A. LOC), 0.45%, 5/07/12 (b)	3,850	3,850,000
Pennsylvania – 4.1%
Beaver County IDA RB (BASF Corp. Project) Series 1997 AMT VRDN (BASF Corp. Obligor), 0.39%, 5/07/12 (b)	300	300,000
Delaware County RB (Riddle Village Project) Series 2006 VRDN (Bank of America N.A. LOC), 0.38%, 5/07/12 (b)	3,100	3,100,000
Pennsylvania Economic Development Financing Authority RB (Solar Innovations Inc. Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.55%, 5/07/12 (b)	2,635	2,635,000
Pennsylvania Housing Finance Agency RB Series 2004-83C VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.25%, 5/07/12 (b)	200	200,000
Philadelphia Airport RB SPEARS Series 2008DB-495 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.34%, 5/07/12 (a)(b)(c)	5,705	5,705,000

		11,940,000
Rhode Island – 0.4%
Rhode Island GO Series 2011 TAN, 2.00%, 6/29/12	1,250	1,253,418

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012	27

Schedule of Investments (continued)	MuniCash (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
South Dakota – 1.3%
Spink County Solid Waste Disposal RB (United Feeders LLP Project) Series 2007 AMT VRDN (AgriBank FCB LOC), 0.36%, 5/07/12 (b)	$3,800	$3,800,000
Tennessee – 2.1%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Group Project) Series 2001B-1 VRDN (Ascension Health System Obligor), 0.34%, 11/26/12 (b)	5,900	5,900,000
Texas – 2.6%
Brazos River Harbor Navigation District Brazoria County RB (BASF Corp. Project) Series 2002 AMT VRDN (BASF Corp. Obligor), 0.39%, 5/07/12 (b)	5,000	5,000,000
Harris County Cultural Education Facilities Finance Corp. RB (Methodist Hosp System Project) Series 2009 MB (The Methodist Hospital Obligor), 5.00%, 6/01/12	1,000	1,003,913
Port of Arthur Navigation District Industrial Development Corp. RB (Total Petrochemicals Project) Series 2012 VRDN (Total S.A. Credit Agreement), 0.44%, 5/07/12 (b)	800	800,000
Texas Municipal Power Agency RB Municipal Trust Receipts Floaters Series 2010-12C VRDN (Wells Fargo Bank N.A. Credit Agreement, Wells Fargo Bank N.A. SBPA), 0.25%, 5/07/12 (a)(b)(c)	565	565,000

		7,368,913
Virginia – 4.3%
Fairfax County IDA RB (Inova Health Systems Project) Series 2010A-1 VRDN (Inova Health System Obligated Group), 0.37%, 11/26/12 (b)	1,500	1,500,000
Richmond IDRB (PM Beef Co. Project) Series 1997 AMT VRDN (Bank of America N.A. LOC), 0.40%, 5/07/12 (b)	1,400	1,400,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program Project) Series 2006C VRDN (Wells Fargo Bank N.A. SBPA), 0.28%, 5/01/12 (b)	6,600	6,600,000
Virginia College Building Authority Educational Facilities RB (University of Richmond Project) Series 2006 VRDN (Wells Fargo Bank N.A. SBPA), 0.28%, 5/01/12 (b)	2,850	2,850,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006B-16 AMT VRDN (Wells Fargo Bank N.A. SBPA), 0.30%, 5/07/12 (b)(c)	45	45,000

		12,395,000
Washington – 1.7%
King County Series 2012A TECP (Bayerische Landesbank Girozentrale SBPA), 0.25%, 5/10/12	5,000	5,000,000
Wisconsin – 2.4%
Marshfield Housing Authority RB (Wildwood Regency Project) Series 2003 AMT VRDN (U.S. Bank N.A. LOC), 0.35%, 5/07/12 (b)	2,385	2,385,000
Oshkosh IDRB (Oshkosh Coil Spring Project) Series 2000A AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.50%, 5/07/12 (b)	1,400	1,400,000
Wisconsin Economic Authority GO Series 2012-08 TECP, 0.27%, 7/09/12	3,000	3,000,000

		6,785,000

Municipal Bonds	Par (000)	Value
Wyoming – 3.5%
Green River Solid Waste Disposal RB (OCI Wyoming LP Project) Series 1997 VRDN (TD Bank N.A. LOC), 0.35%, 5/07/12 (b)	$4,000	$4,000,000
Wyoming Community Development Authority RB Municipal Trust Receipts Floaters Series 2006-1424-R VRDN (Bank of America N.A. SBPA), 0.42%, 5/07/12 (a)(b)(c)	6,035	6,035,000

		10,035,000
Total Municipal Bonds – 75.1%		216,321,157

Closed-End Investment Companies (a)(b)
California – 8.7%
Nuveen California Investment Quality Municipal Fund, Inc. Series 2010-1-956 VRDP (Citibank N.A. Liquidity Facility), 0.37%, 5/07/12	5,000	5,000,000
Nuveen California Quality Income Municipal Fund, Inc. Series 2010-1-1581 VRDP (Citibank N.A. Liquidity Facility), 0.37%, 5/07/12	10,000	10,000,000
Nuveen California Select Quality Municipal Fund, Inc. Series 2010-1-1589 VRDP (Citibank N.A. Liquidity Facility), 0.37%, 5/07/12	10,000	10,000,000

		25,000,000
Multi-State – 4.4%
Nuveen Municipal Advantage Fund, Inc. Series 2010 VRDP (JPMorgan Chase Bank N.A. Liquidity Facility), 0.36%, 5/07/12	9,800	9,800,000
Nuveen Municipal Market Opportunities Fund, Inc. Series 2010-3509 VRDP (Deutsche Bank A.G. Liquidity Facility), 0.42%, 5/07/12	2,900	2,900,000

		12,700,000
New Jersey – 2.1%
Nuveen New Jersey Investment Quality Municipal Fund, Inc. Series 2010-1-1443 VRDP (Citibank N.A. Liquidity Facility), 0.39%, 5/07/12	4,000	4,000,000
Nuveen New Jersey Premium Income Municipal Fund, Inc. Series 2010-1-886 VRDP (Citibank N.A. Liquidity Facility), 0.39%, 5/07/12	2,000	2,000,000

		6,000,000
New York – 3.0%
Nuveen New York Quality Income Municipal Fund, Inc. Series 2010-1-1617 VRDP (Citibank N.A. Liquidity Facility), 0.37%, 5/07/12	8,500	8,500,000
Pennsylvania – 1.9%
Nuveen Pennsylvania Investment Quality Municipal Fund, Inc. Series 2010-1-1125 VRDP (Citibank N.A. Liquidity Facility), 0.39%, 5/07/12	3,000	3,000,000
Nuveen Pennsylvania Premium Income Municipal Fund, Inc. II Series 2010-1-1000 VRDP (Citibank N.A. Liquidity Facility), 0.39%, 5/07/12	2,500	2,500,000

		5,500,000
Total Closed-End Investment Companies – 20.1%		57,700,000
Total Investments (Cost $274,021,157*) – 95.2%		274,021,157
Other Assets Less Liabilities – 4.8%		13,943,520

Net Assets – 100.0%		$287,964,677

*	Cost for federal income tax purposes.

See Notes to Financial Statements.

28	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012

Schedule of Investments (concluded)	MuniCash

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$274,021,157	–	$274,021,157

1 See above Schedule of Investments for values in each state.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012	29

Schedule of Investments April 30, 2012 (Unaudited)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama – 1.8%
Alabama Public School & College Authority RB PUTTERS Series 2011-719 VRDN (Bank of America N.A. SBPA), 0.31%, 5/07/12 (a)(b)(c)	$16,000	$16,000,000
Birmingham Commercial Development Authority RB (Civic Center Project) Series 2011A VRDN (Barclays Bank Plc SBPA), 0.27%, 5/07/12 (a)(c)	4,300	4,300,000
Huntsville IDRB (Brown Precision Project) Series 2009 VRDN (Federal Home Loan Bank LOC), 0.28%, 5/07/12 (c)	5,760	5,760,000
Taylor-Ryan Improvement District RB Series 2005 VRDN (Federal Home Loan Bank LOC), 0.25%, 5/07/12 (c)	10,000	10,000,000
Tuscaloosa County Port Authority RB (Gulf Opportunity Zone Project) Series 2007 VRDN (Federal Home Loan Bank LOC), 0.29%, 5/07/12 (c)	5,000	5,000,000

		41,060,000
Arizona – 0.6%
Chandler GO Municipal Trust Receipts Floaters Series 2007-49TP VRDN (Wells Fargo Bank N.A. SBPA), 0.26%, 5/07/12 (a)(b)(c)	1,145	1,145,000
Salt River Project Agricultural Improvement & Power District RB Municipal Trust Receipts Floaters Series 2005-1076 VRDN (Morgan Stanley Bank SBPA), 0.40%, 5/07/12 (a)(b)(c)	4,850	4,850,000
Tempe IDRB (Arizona State University Football Brickyard Project) Series 2004A VRDN (Bank of America N.A. LOC), 0.33%, 5/07/12 (c)	8,200	8,200,000

		14,195,000
Arkansas – 0.3%
Fort Smith Sales & Use Tax RB Series 2012 MB, 1.00%, 5/01/13	4,300	4,326,445
Rogers RB Series 2011 MB, 2.00%, 11/01/12	1,885	1,900,614

		6,227,059
California – 15.0%
ABAG Finance Authority Nonprofit Corp. RB (Acacia Creek at Union City Project) Series 2008A VRDN (Bank of America N.A. SBPA), 0.35%, 5/01/12 (c)	6,600	6,600,000
California Educational Facility Authority RB SPEARS (Pomona College Project) Series 2007DB-373 VRDN (Deutsche Bank A.G. SBPA), 0.31%, 5/07/12 (a)(b)(c)	5,557	5,557,000
California GO Municipal Trust Receipts Floaters Series 2007-2178 VRDN (Wells Fargo Bank N.A. SBPA, Wells Fargo Bank N.A. Credit Agreement), 0.32%, 5/07/12 (a)(b)(c)	5,100	5,100,000
California GO Municipal Trust Receipts Floaters Series 2008-2661 VRDN (Wells Fargo Bank N.A. SBPA, Wells Fargo Bank N.A. Credit Agreement), 0.32%, 5/07/12 (a)(b)(c)	39,300	39,300,000
California GO Series 2004C-1 VRDN (Bank of America N.A. LOC), 0.25%, 5/01/12 (c)	1,000	1,000,000
California Infrastructure & Economic Development Bank RB (Pacific Gas & Electric Co. Project) Series 2009A VRDN (Mizuho Corp. Bank Ltd. LOC), 0.24%, 5/01/12 (c)	6,000	6,000,000
California RB Series 2011A-2 RAN, 2.00%, 6/26/12	59,100	59,247,050

Municipal Bonds	Par (000)	Value
California (concluded)
California School Cash Reserve Program Authority RB Series 2012P TRAN, 2.00%, 12/31/12	$4,445	$4,489,394
California School Cash Reserve Program Authority RB Series 2012S TRAN, 2.00%, 12/31/12	5,000	5,056,724
California School Cash Reserve Program Authority RB Series 2012U TRAN, 2.00%, 12/31/12	2,000	2,019,975
California State Health Facilities Financing Authority RB (Providence Health Service Project) Series 2009-4646 VRDN (Bank of America N.A. SBPA), 0.31%, 5/07/12 (a)(c)	35,025	35,025,000
California Statewide Communities Development Authority RB (Kaiser Foundation Health Plan, Inc. Project) Series 2004J VRDN (Kaiser Permanente Obligor), 0.23%, 5/07/12 (c)	12,400	12,400,000
California Statewide University Revenue Authority RB Municipal Trust Receipts Floaters Series 2011-4696 VRDN (Bank of America N.A. Guaranty, Bank of America N.A. SBPA), 0.51%, 5/07/12 (a)(b)(c)	10,265	10,265,000
Coast Community College District GO Series 2006-36TPZ VRDN (AGM Insurance, Wells Fargo Bank N.A. Liquidity Facility), 0.28%, 5/07/12 (a)(c)	3,490	3,490,000
Corona-Norca Unified School District GO Series 2012 TRAN, 2.00%, 12/31/12	4,300	4,349,985
East Side Union High School District GO Municipal Trust Receipts Floaters Series 2010-3171 VRDN (AGM Insurance, Morgan Stanley Bank LOC), 0.40%, 5/07/12 (a)(b)(c)	15,000	15,000,000
Long Beach Community College District GO SPEARS Series 2008-670 VRDN (AGM Insurance, Deutsche Bank A.G. SBPA), 0.33%, 5/07/12 (a)(b)(c)	9,665	9,665,000
Los Angeles Community College District GO Municipal Trust Receipts Floaters Series 2009-2984 VRDN (Morgan Stanley Bank SBPA), 0.40%, 5/07/12 (a)(b)(c)	7,500	7,500,000
Los Angeles County GO Series 2011C TRAN, 2.50%, 6/29/12	6,900	6,923,263
Los Angeles County Metropolitan Transportation Authority RB RBC Municipal Products, Inc. Trust Series 2011E-24 Mandatory Put Bonds (Royal Bank of Canada Credit Agreement, Royal Bank of Canada SBPA), 0.23%, 8/01/12 (a)(c)	7,200	7,200,000
Los Angeles County School RB Series 2012B-1 TRAN, 2.00%, 11/30/12	6,000	6,060,868
Riverside County GO Series 2011B TRAN, 2.00%, 6/29/12	4,000	4,010,795
Riverside Water Revenue RB Series 2011A Mandatory Put Bonds, 0.30%, 5/01/13 (c)	5,500	5,500,000
Sacramento Unified School District GO Series 2012 TRAN, 2.00%, 10/01/12	4,000	4,025,335
San Francisco City & County Redevelopment Agency RB (Hunters Point Project) Series 2005A-7 VRDN (JPMorgan Chase Bank N.A. LOC), 0.35%, 5/07/12 (c)	6,750	6,750,000
San Juan Unified School District GO Series 2012 TRAN, 2.00%, 10/01/12	7,000	7,050,366

See Notes to Financial Statements.

30	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012

Schedule of Investments (continued)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
San Mateo County GO SPEARS (Election 2005 Project) Series 2007DB-282 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.31%, 5/07/12 (a)(b)(c)	$10,610	$10,610,000
San Mateo County GO SPEARS (Election 2005 Project) Series 2007DB-415 VRDN (National Reinsurance Corp. Insurance, Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.31%, 5/07/12 (a)(b)(c)	10,780	10,780,000
Santa Clara County GO PUTTERS Series 2009-4642 VRDN (Bank of America N.A. SBPA), 0.31%, 5/07/12 (a)(b)(c)	30,000	30,000,000
South Coast Local Education Agencies RB Series 2011B TRAN, 2.00%, 5/15/12	5,100	5,103,117

		336,078,872
Colorado – 3.2%
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2005 VRDN (U.S. Bank N.A. LOC), 0.27%, 5/07/12 (c)	9,250	9,250,000
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2007 VRDN (U.S. Bank N.A. LOC), 0.27%, 5/07/12 (c)	5,830	5,830,000
Aurora Centretech Metropolitan District GO Series 1998 VRDN (U.S. Bank N.A. LOC), 0.27%, 5/07/12 (c)	2,965	2,965,000
Base Village Metropolitan District No. 2 RB Series 2008A VRDN (U.S. Bank N.A. LOC), 0.27%, 5/07/12 (c)	4,935	4,935,000
Colorado Educational & Cultural Facilities Authority RB (Mesivta Greater L.A. Project) Series 2005 VRDN (Deutsche Bank A.G. LOC), 0.26%, 5/07/12 (c)	4,495	4,495,000
Colorado Educational & Cultural Facilities Authority RB Series 2005 (Linfield Christian School Project) VRDN (Wells Fargo Bank N.A LOC), 0.23%, 5/07/12 (c)	7,875	7,875,000
Colorado Health Facilities Authority RB (North Carolina Hospital Medical Center, Inc. Project) Series 2009A VRDN (Wells Fargo Bank N.A. LOC), 0.28%, 5/01/12 (c)	20,795	20,795,000
Colorado Housing & Finance Authority RB Series 2006-1A2 VRDN (Federal Home Loan Bank SBPA), 0.27%, 5/07/12 (c)	1,150	1,150,000
Commerce Northern Infrastructure General Improvement District GO Series 2008 VRDN (U.S. Bank N.A. LOC), 0.27%, 5/07/12 (c)	8,625	8,625,000
Meridian Health System GO Series 2009 VRDN (U.S. BANK N.A. LOC), 0.27%, 5/07/12 (c)	2,135	2,135,000
Parker Automotive Metropolitan District GO Series 2005 VRDN (U.S. Bank N.A. LOC), 0.27%, 5/07/12 (c)	900	900,000
Sheridan Redevelopment Agency (South Santa Fe Drive Project) Series 2011 VRDN (JPMorgan Chase Bank N.A. LOC), 0.37%, 5/07/12 (c)	2,500	2,500,000

		71,455,000
Connecticut – 1.6%
Connecticut Health & Educational Facility Authority RB (New Haven Hospital Project) Series 2008L-1 VRDN (Bank of America N.A. LOC), 0.30%, 5/07/12 (c)	11,550	11,550,000

Municipal Bonds	Par (000)	Value
Connecticut (concluded)
Connecticut Housing Finance Authority RB (Housing Mortgages Finance Program Project) Series 2010G AMT Mandatory Put Bonds, 0.33%, 11/15/12 (c)	$3,175	$3,175,000
Connecticut Housing Finance Authority RB Series 2009A-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.25%, 5/01/12 (c)	13,600	13,600,000
Connecticut Housing Finance Authority RB Series 2011A-1 Mandatory Put Bonds, 0.30%, 7/25/12 (c)	7,200	7,200,000

		35,525,000
Delaware – 0.1%
Delaware Economic Development Authority RB (Kentmere Nursing Care Project) Series 2006 VRDN (Manufacturers and Traders Trust Co. LOC), 0.30%, 5/07/12 (c)	1,860	1,860,000
Sussex County RB (Cadbury Lewes Project) Series 2006C VRDN (Manufacturers and Traders Trust Co. LOC), 0.26%, 5/07/12 (c)	740	740,000

		2,600,000
District of Columbia – 2.0%
District of Columbia GO SPEARS Series 2007DB-463 VRDN (Deutsche Bank A.G. Credit Agreement, AGM Insurance, Deutsche Bank A.G. SBPA), 0.33%, 5/07/12 (a)(b)(c)	16,698	16,698,000
District of Columbia RB (Community Connections Real Estate Foundation Issue Project) Series 2007A VRDN (Manufacturers and Traders Trust Co. LOC), 0.25%, 5/07/12 (c)	7,100	7,100,000
District of Columbia RB (Internships & Academic Center Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC), 0.25%, 5/07/12 (c)	1,700	1,700,000
District of Columbia RB (Washington Center Internship Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC), 0.25%, 5/07/12 (c)	4,000	4,000,000
District of Columbia RB Municipal Trust Receipts Floaters (National Public Radio Project) Series 2010-3163 VRDN (Morgan Stanley Bank SBPA), 0.40%, 5/07/12 (a)(b)(c)	16,125	16,125,000

		45,623,000
Florida – 5.4%
Broward County RB Municipal Trust Receipts Floaters (Civic Arena Project) Series 2010-3286 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.40%, 5/07/12 (a)(b)(c)	10,305	10,305,000
Broward County RB Municipal Trust Receipts Floaters (Civic Arena Project) Series 2010-3287 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.40%, 5/07/12 (a)(b)(c)	4,830	4,830,000
Lake County RB SPEARS Series 2008DB-492 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.33%, 5/07/12 (a)(b)(c)	9,135	9,135,000
Lee Memorial Health System RB SPEARS Series 2011-1016 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.30%, 5/07/12 (a)(b)(c)	16,835	16,835,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012	31

Schedule of Investments (continued)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
Miami-Dade County RB Municipal Trust Receipts Floaters Series 2011-3271 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.40%, 5/07/12 (a)(b)(c)	$10,395	$10,395,000
Orlando Utilities Commission Utilities System RB Series 2011A VRDN 7 Month Window, 0.36%, 11/26/12 (c)	4,760	4,760,000
Palm Beach County Educational Facilities Authority RB (Atlantic University Inc. Project) Series 2008 VRDN (Bank of America N.A. LOC), 0.31%, 5/07/12 (c)	27,970	27,970,000
South Florida Water Management District COP Austin Trust Series 2007-1036 VRDN (Bank of America N.A. SBPA), 0.38%, 5/07/12 (a)(b)(c)	7,500	7,500,000
South Miami Health Facilities Authority RB Municipal Trust Receipts Floaters Series 2008-2749 VRDN (Morgan Stanley Bank SBPA), 0.40%, 5/07/12 (a)(b)(c)	21,000	21,000,000
St. Jonhs County RB SPEARS Series 2008-DB-486 VRDN (Deutsche Bank A.G. LOC, Deutsche Bank A.G. SBPA), 0.32%, 5/07/12 (a)(b)(c)	8,835	8,835,000

		121,565,000
Georgia – 1.2%
Columbus Downtown Development Authority RB Series 2009 VRDN (Federal Home Loan Bank LOC), 0.30%, 5/07/12 (c)	1,950	1,950,000
Forsyth County Development Authority RB (Pinecrest Academy, Inc. Project) Series 2000D VRDN (Branch Banking & Trust Co. LOC), 0.25%, 5/07/12 (c)	900	900,000
Fulton County Development Authority RB (Mount Vernon Presbyterian School Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC), 0.25%, 5/07/12 (c)	2,900	2,900,000
Georgia GO Series 2002D MB, 5.00%, 8/01/12	300	303,604
Metro Atlanta Rapid Transportation Authority Series 2012-7C TECP (JPMorgan Chase Bank N.A. SBPA), 0.15%, 5/10/12	4,615	4,615,000
Metro Atlanta Rapid Transportation Authority Series 2012-7C-1 TECP (JPMorgan Chase Bank N.A. SBPA), 0.24%, 5/24/12	13,200	13,200,000
Richmond County Development Authority RB (MCG Health Inc. Project) Series 2008B VRDN (Bank of America N.A. LOC), 0.33%, 5/07/12 (c)	3,900	3,900,000

		27,768,604
Illinois – 2.6%
Chicago Board of Education GO SPEARS (School Reform Project) Series 2007DB-410 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.31%, 5/07/12 (a)(b)(c)	9,775	9,775,000
Chicago Waterworks RB (Second Lien Project) Sub-Series 2000-1 VRDN (JPMorgan Chase & Co. SBPA), 0.27%, 5/01/12 (c)	700	700,000
Illinois Finance Authority RB Municipal Trust Receipts Floaters Series 2011-4702 VRDN (Bank of America N.A. SBPA, Bank of America N.A. Guaranty), 0.51%, 5/07/12 (a)(b)(c)	8,875	8,875,000
Illinois Toll Highway Authority RB PUTTERS Series 2011-773 VRDN (AGM Insurance, Bank of America N.A. SBPA), 0.31%, 5/07/12 (a)(b)(c)	16,485	16,485,000

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Regional Transportation Authority RB PUTTERS Series 2011-714 VRDN (Bank of America N.A. SBPA), 0.31%, 5/07/12 (a)(b)(c)	$22,365	$22,365,000

		58,200,000
Indiana – 1.7%
Clarksville Township RB (Retirement Housing Funding Project) Series 2008 VRDN (US. Bank N.A. LOC), 0.21%, 5/07/12 (c)	4,115	4,115,000
Fort Wayne RB (University of St. Francis Project) Series 2008 VRDN (JPMorgan Chase Bank N.A. LOC), 0.26%, 5/07/12 (c)	1,700	1,700,000
Indiana Bond Bank RB (St. Revolving Fund Project) Series 2001A MB, 5.38%, 2/01/13	4,810	5,039,485
Indiana Finance Authority RB (Lease Appropriation Project) Series 2008A-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.24%, 5/01/12 (c)	22,800	22,800,000
Indiana State Financing Authority RB (Duke Energy Project) Series 2009A-4 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.26%, 5/01/12 (c)	4,500	4,500,000

		38,154,485
Iowa – 2.6%
Iowa Finance Authority RB (Bio America Inc. Project) Series 2012 VRND (Korea Development Bank LOC), 0.65%, 5/07/12 (c)	50,000	50,000,000
Iowa Higher Education Loan Authority RB (Loras College Project) Series 2006 VRDN (Bank of America N.A. LOC), 0.27%, 5/01/12 (c)	7,300	7,300,000
Polk County GO Series 2002A MB, 5.00%, 6/01/12	1,500	1,506,130

		58,806,130
Kentucky – 0.1%
Fort Mitchell League of Cities RB (Funding Trust Lease Project) Series 2002A VRDN (U.S. Bank N.A. LOC), 0.24%, 5/07/12 (c)	2,570	2,570,000
Louisiana – 2.1%
Louisiana Housing & Finance Authority RB (Walmsley Multi-Family Housing Project) Series 2004 VRDN (Fannie Mae Guaranty), 0.35%, 5/07/12 (c)	5,035	5,035,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000B VRDN (BASF Corp. Obligor), 0.37%, 5/07/12 (c)	7,500	7,500,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2005 VRDN (Air Products & Chemicals Obligor), 0.24%, 5/01/12 (c)	9,900	9,900,000
Monroe Sales & Use Tax RB Series 2007A VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.45%, 5/07/12 (c)	24,640	24,640,000

		47,075,000
Maine – 0.4%
Cumberland GO Series 2012 TAN, 1.00%, 11/15/12	9,200	9,237,096
Maryland – 2.7%
Anne Arundel County RB Series 1996 VRDN (Manufacturers and Traders Trust Co. LOC), 0.31%, 5/07/12 (c)	3,925	3,925,000

See Notes to Financial Statements.

32	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012

Schedule of Investments (continued)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland (concluded)
Baltimore County RB (Odyssey School Facility Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.25%, 5/07/12 (c)	$1,775	$1,775,000
Howard County RB (Bluffs Hawthorne Project) Series 1995 VRDN (Manufacturers and Traders Trust Co. LOC), 0.31%, 5/07/12 (c)	3,005	3,005,000
Howard County RB (Lorien At Elkridge Facility Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.30%, 5/07/12 (c)	8,400	8,400,000
Howard County RB (Meadowridge III Facility Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.30%, 5/07/12 (c)	9,000	9,000,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999A VRDN (Manufacturers and Traders Trust Co. LOC), 0.25%, 5/07/12 (c)	1,625	1,625,000
Maryland Economic Development Corp. RB (Local Government Insurance Trust Facility Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.25%, 5/07/12 (c)	3,880	3,880,000
Maryland Health & Higher Education Facilities Authority RB (The Norwood School Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.29%, 5/07/12 (c)	2,800	2,800,000
Montgomery County Economic Development RB (Brooke Grove Foundation, Inc. Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.30%, 5/07/12 (c)	6,725	6,725,000
Montgomery County RB (Imagination Stage, Inc. Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.30%, 5/07/12 (c)	1,660	1,660,000
Montgomery County RB (Ivymount School, Inc. Facilities Project) Series 2000 VRDN (Manufacturers and Traders Trust Co. LOC), 0.25%, 5/07/12 (c)	2,100	2,100,000
University System of Maryland CP (College Park Business School Project) Series 2000 VRDN (Bank of America N.A. LOC), 0.30%, 5/07/12 (c)	1,680	1,680,000
Washington County RB (Homewood Williamsport Facility Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.31%, 5/07/12 (c)	4,295	4,295,000
Washington County RB (Homewood Williamsport Facility Project) Series 2011 VRDN (Manufacturers and Traders Trust Co. LOC), 0.28%, 5/07/12 (c)	9,425	9,425,000

		60,295,000
Massachusetts – 1.9%
Dracut GO Series 2012 BAN, 2.00%, 2/22/13	10,550	10,700,209
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN 7 Month Window, 0.34%, 11/26/12 (c)	2,000	2,000,000
Massachusetts GO PUTTERS Series 2011-723 VRDN (Bank of America N.A. SBPA), 0.31%, 5/07/12 (a)(b)(c)	9,975	9,975,000
Massachusetts School Building Authority RB Series 2009A MB, 4.00%, 5/15/12	2,460	2,463,576

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts Water Pollution Abatement RB Series 2012, 0.30%, 3/01/13	$15,000	$15,001,533
University of Massachusetts Building Authority RB Series 2011-2 VRDN (Massachusetts State Guaranteed), 0.34%, 11/26/12 (c)	2,615	2,615,000

		42,755,318
Michigan – 8.7%
Detroit Michigan City School District GO PUTTERS Series 2011-3874 VRDN (AGM SBPA, JPMorgan Chase Bank N.A. SBPA), 0.62%, 5/07/12 (a)(b)(c)	8,000	8,000,000
Holt Public Schools GO Series 2002 VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.35%, 5/07/12 (c)	33,385	33,385,000
Lakeview School District GO (School Building & Site Project) Series 2002B VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.35%, 5/07/12 (c)	16,585	16,585,000
Michigan Finance Authority RB (Student Aid Project) Series 2011C-2 TECP (JPMorgan Chase Bank N.A. LOC), 2.00%, 8/20/12	39,700	39,901,570
Michigan Hospital Finance Authority RB (Ascension Health Senior Center Project) Series 2010F-6 VRDN, 0.34%, 11/26/12 (c)	5,200	5,200,000
Michigan Hospital Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2010F-8 VRDN (Ascension Health Corporate Obligor), 0.34%, 11/26/12 (c)	4,520	4,520,000
Saline Area Schools GO Series 2002 VRDN (Landesbank Baden-Wurttemberg Girozentrale LOC), 0.35%, 5/07/12 (c)	88,015	88,015,000

		195,606,570
Minnesota – 0.2%
Minneapolis Health Care System Revenue Authority RB RBC Municipal Products, Inc. Trust Series 2010E-19 Mandatory Put Bonds (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.32%, 5/03/12 (a)(c)	2,900	2,900,000
Minnesota GO Series 2004 MB, 5.00%, 8/01/12	2,000	2,023,980

		4,923,980
Mississippi – 0.6%
Mississippi Business Finance Commission RB (Peco Foods, Inc. Project) Series 2009 VRDN (BMO Harris Bank N.A. LOC), 0.24%, 5/07/12 (c)	13,650	13,650,000
Missouri – 0.1%
Missouri State Highways and Transit Commission RB Series 2005A MB, 5.00%, 5/01/12	3,000	3,000,000
Multi-State – 0.4%
Branch Banking & Trust Co. RB Municipal Trust Receipts Floaters Series 2008-5001 VRDN (Rabobank N.A. Credit Agreement, Rabobank N.A. SBPA), 0.34%, 5/07/12 (a)(b)(c)	8,800	8,800,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012	33

Schedule of Investments (continued)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Nebraska – 0.4%
Lincoln Electric System RB Municipal Trust Receipts Floaters Series 2008-2900 VRDN (Morgan Stanley Bank SBPA), 0.40%, 5/07/12 (a)(b)(c)	$8,500	$8,500,000
Nevada – 0.4%
Clark County RB (Bishop Gorman Hig Project) Series 2011 VRDN (Bank of America N.A. LOC), 0.35%, 5/07/12 (c)	8,500	8,500,000
New Hampshire – 1.0%
New Hampshire Health & Education Facilities Authority RB (Riverwoods at Exeter Project) Series 1997B VRDN (Bank of America N.A. LOC), 0.35%, 5/07/12 (c)	7,400	7,400,000
New Hampshire Health & Education Facilities Authority RB (RiverWoods-Exeter Project) Series 2003 VRDN (Bank of America N.A. LOC), 0.35%, 5/07/12 (c)	14,665	14,665,000

		22,065,000
New Jersey – 5.0%
Brigantine GO Series 2011 BAN, 1.00%, 8/02/12	12,770	12,786,464
Delaware River Port Authority RB Series 2010B VRDN (Bank of America N.A. LOC), 0.26%, 5/07/12 (c)	2,500	2,500,000
Garden State Preservation Trust RB PUTTERS (New Jersey Open Space & Farmland Preservation Project) Series 2011-700 VRDN (AGM Insurance, Bank of America N.A. SBPA), 0.31%, 5/07/12 (a)(b)(c)	6,100	6,100,000
New Jersey Health Care Facilities Financing Authority RB (Meridian IV Project) Series 2007 VRDN (AGM Insurance, Wells Fargo Bank N.A. SBPA), 0.20%, 5/07/12 (c)	2,000	2,000,000
New Jersey RB Series 2011C, 2.00%, 6/21/12	45,000	45,109,650
New Jersey State Transportation Trust Funding Authority RB Series 2005C MB (Financial Guaranty Insurance Co. Insurance), 5.25%, 6/15/12	400	402,531
New Jersey Transportation Trust Fund Authority RB SPEARS (Transportation System Project) Series 2007DB-447 VRDN (Deutsche Bank A.G. SBPA), 0.33%, 5/07/12 (a)(b)(c)	27,965	27,965,000
Township of Brick GO Series 2011A BAN, 1.25%, 9/28/12	14,700	14,755,185

		111,618,830
New York – 7.2%
Amherst Development Corp. RB (Asbury Pointe Project) Series 2011 VRDN (Manufacturers and Traders Trust Co. LOC), 0.27%, 5/07/12 (c)	3,895	3,895,000
Monroe Security & Safety System RB Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.25%, 5/07/12 (c)	9,335	9,335,000
New York City Housing Development Corp. Multifamily Housing RB Series 2005-A VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 0.28%, 5/07/12 (c)	32,845	32,845,000
New York City Housing Development Corp. Multifamily Housing RB Series 2010 ROC-RR-II-R-13100 VRDN (Citibank N.A. SBPA), 0.27%, 5/07/12 (a)(b)(c)	5,385	5,385,000
New York City Municipal Water Finance Authority RB Austin Trust Series 2008-1199 VRDN (AGM Insurance), 0.31%, 5/07/12 (a)(b)(c)	11,250	11,250,000

Municipal Bonds	Par (000)	Value
New York (concluded)
New York City Municipal Water Finance Authority RB Series 2010DD-2 VRDN (Bank of New York Mellon SBPA), 0.23%, 5/01/12 (c)	$4,435	$4,435,000
New York City Municipal Water Finance Authority RB Series 2012-7, 0.28%, 6/06/12	10,000	10,000,000
New York City Transitional Finance Authority RB (Future Tax Secured Bonds Project) Series 1998C VRDN (Morgan Stanley Bank LOC), 0.27%, 5/01/12 (c)	6,100	6,100,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Sub-Series 2002-3E VRDN (Landesbank Baden-Wuerttemberg Girozentrale SBPA), 0.26%, 5/01/12 (c)	7,620	7,620,000
New York Dormitory Authority RB (Beverwyck, Inc. Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.37%, 5/07/12 (c)	4,600	4,600,000
New York GO Austin Trust Series 2008-1131 VRDN (AGM Insurance, Bank of America N.A. SBPA), 0.35%, 5/07/12 (a)(b)(c)	7,500	7,500,000
New York Housing Development Corp. RB Series 2006J-1 Mandatory Put Bonds, 0.35%, 9/17/12 (c)	15,290	15,290,000
New York State Housing Finance Agency RB (160 W. 62nd Street Project) Series 2011 VRDN (Wells Fargo Bank N.A. LOC), 0.25%, 5/07/12 (c)	10,000	10,000,000
New York Tollway Authority RB Series 2011A BAN, 2.00%, 7/12/12	24,450	24,530,262
Upstate Telecommunications Corp. RB (Information Technology Project) Series 2005 VRDN (Manufacturers and Traders Trust Co. LOC), 0.30%, 5/07/12 (c)	7,800	7,800,000

		160,585,262
North Carolina – 3.5%
Catawba County RB Series 2011 MB, 2.00%, 10/01/12	2,210	2,225,399
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare Project) Austin Trust Series 2008-1149 VRDN (Bank of America N.A. Liquidity Facility), 0.31%, 5/07/12 (a)(b)(c)	8,105	8,105,000
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare Project) Austin Trust Series 2008-1165 VRDN (Bank of America N.A. SBPA), 0.35%, 5/07/12 (a)(b)(c)	3,320	3,320,000
Mecklenburg County GO Series 2009D VRDN, 0.35%, 11/26/12 (c)	3,410	3,410,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.25%, 5/07/12 (c)	3,300	3,300,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Summit School, Inc. Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.25%, 5/07/12 (c)	2,800	2,800,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (The Downtown Middle School Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC), 0.25%, 5/07/12 (c)	2,665	2,665,000
North Carolina Capital Facilities Finance Agency RB (Campbell University Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC), 0.25%, 5/07/12 (c)	1,900	1,900,000

See Notes to Financial Statements.

34	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012

Schedule of Investments (continued)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
North Carolina Capital Facilities Finance Agency RB (YMCA Greater Charlotte Project) Series 2007B VRDN (Branch Banking & Trust Co. LOC), 0.25%, 5/07/12 (c)	$6,885	$6,885,000
North Carolina Medical Care Commission Hospital RB (Duke University Hospital Project) Series 1985B VRDN (Wells Fargo Bank N.A. SBPA), 0.21%, 5/07/12 (c)	500	500,000
North Carolina Medical Care Commission Hospital RB (Southeastern Regional Medical Center Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC), 0.25%, 5/07/12 (c)	2,950	2,950,000
North Carolina Ports Authority RB Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.25%, 5/07/12 (c)	3,900	3,900,000
Raleigh RB (Comb Enterprise System Project) Series 2008B VRDN (Wells Fargo Bank N.A. SBPA), 0.22%, 5/07/12 (c)	24,500	24,500,000
Raleigh RB Series 2009 VRDN, 0.35%, 11/26/12 (c)	2,025	2,025,000
University of North Carolina at Chapel Hill RB Eagle Trust Receipts Floaters Series 2005A VRDN (Citibank N.A. SBPA), 0.25%, 5/07/12 (a)(b)(c)	7,900	7,900,000
University of North Carolina System RB (East Carolina Project) Series 2011A MB, 2.00%, 5/01/12	860	860,000

		77,245,399
Ohio – 3.3%
Butler County Healthcare Facilities RB (Lifesphere Project) Series 2002 VRDN (U.S. Bank N.A. LOC), 0.25%, 5/07/12 (c)	800	800,000
Columbus GO Series 2003A MB, 5.00%, 7/02/12	900	907,256
Columbus School District GO Series 2011 BAN, 1.00%, 11/30/12	1,325	1,329,449
Franklin County RB (Ohio Health Corp. Project) Series 2011B Mandatory Put Bonds (Ohio Health Corp. Obligor), 2.00%, 7/02/12 (c)	13,205	13,242,268
Hamilton County Hospital Facilities RB (Drake Center, Inc. Project) Series 1999A VRDN (U.S. Bank N.A. LOC), 0.26%, 5/07/12 (c)	275	275,000
Hudson GO (Capital Facilities Project) Series 2011 BAN, 1.00%, 9/28/12	4,650	4,662,140
Lorain County Port Authority RB (St. Ignatius High School Project) Series 2008 VRDN (U.S. Bank N.A. LOC), 0.26%, 5/07/12 (c)	515	515,000
Lucas County GO Series 2011-1 MB, 1.00%, 7/19/12	2,780	2,782,684
Ohio Air Quality Development Authority RB (First Energy Nuclear Project) Series 2006 VRDN (Wells Fargo Bank N.A. LOC), 0.28%, 5/01/12 (c)	3,500	3,500,000
Ohio GO (Common Schools Project) Series 2005A VRDN (Ohio Housing Authority Guaranty), 0.23%, 5/07/12 (c)	1,300	1,300,000
Ohio GO (Highway Capital Improvement & Buckeye Savers Bond Project) Series 2007 MB, 5.00%, 5/01/12	3,600	3,600,000
Ohio RB (Development Assistance Project) Series 2011A BAN, 0.35%, 6/01/12	4,000	4,000,000
Ohio RB (Revitalization Project) Series 2011A BAN, 0.35%, 6/01/12	8,400	8,400,000
Ohio RB Series 2010-3 MB, 3.00%, 12/17/12	1,225	1,245,982

Municipal Bonds	Par (000)	Value
Ohio (concluded)
Trumbull County Health Care Facilities RB Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.25%, 5/07/12 (c)	$7,500	$7,500,000
University Cincinnati RB Series 2011F BAN, 2.00%, 12/13/12	8,110	8,193,817
Willoughby GO Series 2011 BAN, 1.00%, 10/04/12	12,130	12,161,641

		74,415,237
Oklahoma – 0.4%
Tulsa IDA RB (St. Francis Health System Project) Austin Trust Series 2008-3500 VRDN (Bank of America N.A. SBPA), 0.31%, 5/07/12 (a)(b)(c)	8,092	8,092,000
Pennsylvania – 2.9%
Emmaus General Authority RB Series 1996 VRDN (AGM Insurance, Wells Fargo Bank N.A. SBPA), 0.29%, 5/07/12 (c)	34,740	34,740,000
Lancaster County Hospital Authority RB (Luthercare Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.30%, 5/07/12 (c)	10,680	10,680,000
Pennsylvania Turnpike Commission RB (Multi-Modal Project) Series 2010A-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.25%, 5/07/12 (c)	5,200	5,200,000
Philadelphia Authority IDRB (Girard Estate Aramark Tower Acquisition Project) Series 2002 VRDN (JPMorgan Chase Bank N.A. LOC), 0.30%, 5/07/12 (c)	9,800	9,800,000
Southcentral General Authority RB (Homewood Hanover Project) Series 2003 VRDN (Manufacturers and Traders Trust Co. LOC), 0.30%, 5/07/12 (c)	5,040	5,040,000

		65,460,000
Puerto Rico – 0.8%
Commonwealth of Puerto Rico RB SPEARS Series 2007DB-284 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.31%, 5/07/12 (a)(b)(c)	7,625	7,625,000
Commonwealth of Puerto Rico RB SPEARS Series 2007DB-285 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.31%, 5/07/12 (a)(b)(c)	10,840	10,840,000

		18,465,000
Rhode Island – 0.3%
Rhode Island GO Series 2011 TAN, 2.00%, 6/29/12	6,250	6,267,088
South Carolina – 0.1%
Horry County School District GO Series 2002A MB, 5.13%, 3/01/13	1,300	1,353,899
Tennessee – 1.5%
Blount County Public Building Authority RB (Local Government Public Improvement Project) Series 2009E-8-A VRDN (Branch Banking & Trust Co. LOC), 0.25%, 5/07/12 (c)	1,500	1,500,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Group Project) Series 2001B-1 VRDN (Ascension Health System Obligor), 0.34%, 11/26/12 (c)	14,755	14,755,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012	35

Schedule of Investments (continued)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Tennessee (concluded)
Metropolitan Government of Nashville & Davidson County RB Series 2012 MB (AGM Insurance, Morgan Stanley Bank SBPA), 1.00%, 7/02/12	$2,215	$2,218,090
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.37%, 5/07/12 (c)	5,920	5,920,000
Shelby County Health Educational & Housing Facilities Board RB (Arbors of Germantown Project) Series 1994 VRDN (Wells Fargo Bank N.A. LOC), 0.29%, 5/07/12 (c)	6,000	6,000,000
Shelby GO Series 2012B MB, 2.00%, 3/01/13	2,085	2,115,375

		32,508,465
Texas – 8.7%
Brownsville Utility System RB SPEARS Series 2008DBE-533 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.35%, 5/07/12 (a)(b)(c)	3,500	3,500,000
Dickinson Independent School District GO (School House Project) Series 2008A Mandatory Put Bonds (PSF-GTD Insurance, JPMorgan Chase Bank N.A. SBPA), 0.50%, 2/01/13 (c)	1,400	1,400,000
El Paso GO Series 2009A MB, 5.00%, 8/15/12	1,000	1,013,582
Harris County Cultural Education Facilities Finance Corp. RB (Methodist Hospital Project) Series 2008C-2 VRDN, 0.23%, 5/01/12 (c)	19,405	19,405,000
Harris County Cultural Education Facilities Finance Corp. RB (Methodist Hospital System Project) Series 2012-9C-1 TECP, 0.20%, 10/03/12	2,500	2,500,000
Harris County Health Facilities Development Corp. RB (Baylor College Medicine Project) Series 2007B VRDN (JPMorgan Chase Bank N.A. LOC), 0.24%, 5/01/12 (c)	16,530	16,530,000
Lamar Consolidation ISD GO SPEARS Series 2008DB-512 VRDN (PSF-GTD Insurance, Deutsche Bank A.G. Liquidity Facility), 0.33%, 5/07/12 (a)(b)(c)	19,120	19,120,000
Lovejoy ISD GO SPEARS (School Building Project) Series 2008DB-514 VRDN (PSF-GTD Insurance, Deutsche Bank A.G. SBPA), 0.33%, 5/07/12 (a)(b)(c)	9,125	9,125,000
Lower Neches Valley Authority PCRB (Chevron USA, Inc. Project) Series 1987 Madatory Put Bonds (Chevron Corp. Guaranty), 0.18%, 8/16/12 (c)	15,700	15,700,000
Port of Arthur Navigation District Industrial Development Corp. RB (Total Petrochemicals Project) Series 2012 VRDN (Total S.A. Credit Agreement), 0.44%, 5/07/12 (c)	6,100	6,100,000
Port of Port Arthur Navigation District RB (Atofina Project) Series 2002C VRDN (Total Fina Elf S.A. Guaranty), 0.44%, 5/07/12 (c)	1,500	1,500,000
Tarrant County Caltural Education Facility Finance Corp. RB (Texas Health Resources Project) Austin Trust Series 2008-1201 VRDN (Bank of America N.A. SBPA), 0.31%, 5/07/12 (a)(b)(c)	5,795	5,795,000
Texas GO (Community Mobility Funding Project) Austin Trust Series 2007-1026 VRDN (Bank of America N.A. SBPA), 0.31%, 5/07/12 (a)(b)(c)	23,979	23,979,000
Texas GO Eagle Trust Receipts Series 2006A-0126 VRDN (Citibank N.A. SBPA), 0.25%, 5/07/12 (a)(b)(c)	5,700	5,700,000

Municipal Bonds	Par (000)	Value
Texas (concluded)
Texas GO PUTTERS Series 2008-2568 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.25%, 5/07/12 (b)(c)	$3,975	$3,975,000
Texas GO Series 2006-0122 VRDN (Citibank N.A. SBPA), 0.25%, 5/07/12 (c)	7,650	7,650,000
Texas RB PUTTERS Series 2011-3945 VRDN (JPMorgan Chase & Co. SBPA), 0.25%, 5/01/12 (a)(b)(c)	16,800	16,800,000
Texas Tollway Authority RB SPEARS Series 2008DB-626 VRDN (AGM Insurance, Deutsche Bank A.G. SBPA), 0.33%, 5/07/12 (a)(b)(c)	15,706	15,706,000
Tollway Authority RB Municipal Trust Receipts Floaters Series 2011-43C VRND (Wells Fargo Bank N.A. Guaranty, Wells Fargo Bank N.A. SBPA), 0.25%, 5/07/12 (a)(b)(c)	19,560	19,560,000

		195,058,582
Vermont – 0.1%
Vermont Educational & Health Buildings Financing Agency RB (Landmark College Project) Series 2009A VRDN (TD Bank N.A. LOC), 0.28%, 5/01/12 (c)	2,900	2,900,000
Virginia – 0.7%
Fairfax County IDA RB (Inova Health Systems Project) Series 2005A-2 VRDN (JPMorgan Chase & Co. SPBA), 0.24%, 5/01/12 (c)	4,500	4,500,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2010A-1 VRDN (Inova Health System Obligated Group), 0.37%, 11/26/12 (c)	2,000	2,000,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program Project) Series 2006C VRDN (Wells Fargo Bank N.A. SBPA), 0.28%, 5/01/12 (c)	7,900	7,900,000

		14,400,000
Washington – 1.3%
King County GO Municipal Trust Receipts Floaters Series 2011-MT-789 VRDN (National Reinsurance Corp. Insurance, Bank of America N.A. SBPA), 0.33%, 5/07/12 (a)(b)(c)	6,415	6,415,000
King County Series 2012A TECP (Bayerische Landesbank Girozentrale SBPA), 0.25%, 5/09/12	4,125	4,125,000
King County Water Sewer Authority RB Austin Trust Series 2008-1200 VRDN (AGM Insurance), 0.31%, 5/07/12 (a)(b)(c)	10,000	10,000,000
Washington Housing Finance Commission Non-Profit RB (Emerald Heights Project) Series 2003 VRDN (Bank of America N.A. LOC), 0.32%, 5/01/12 (c)	5,000	5,000,000
Washington State Housing Finance Commission RB Series 2011 VRDN (Federal Home Loan Bank LOC), 0.27%, 5/07/12 (c)	3,500	3,500,000

		29,040,000
West Virginia – 2.5%
Cabell County RB (Provident Group Project) Series 2010 VRDN (Bank of America N.A. LOC), 0.34%, 5/07/12 (c)	19,995	19,995,000
Jackson County RB (Recovery Zone Facility Project) Series 2010 VRDN (Bank of Nova Scotia LOC), 0.27%, 5/07/12 (c)	35,000	35,000,000

		54,995,000

See Notes to Financial Statements.

36	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012

Schedule of Investments (concluded)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Wisconsin – 5.3%
Wisconsin Economic Authority GO Series 2012
TECP:
0.22%, 5/17/12	$7,900	$7,900,000
0.21%, 6/05/12	12,600	12,600,000
Wisconsin Economic Authority GO
Series 2012-08 TECP, 0.27%, 7/09/12	38,000	38,000,000
Wisconsin GO Series 2012-08, 0.20%, 5/04/12	60,000	60,000,000

		118,500,000

Total Investments (Cost $2,255,140,876*) – 100.7%		2,255,140,876
Liabilities in Excess of Other Assets – (0.7)%		(15,165,659)

Net Assets – 100.0%		$2,239,975,217

*	Cost for federal income tax purposes.
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities
—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$2,255,140,876	–	$2,255,140,876

[1]	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012	37

Schedule of Investments April 30, 2012 (Unaudited)	California Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California – 100.2%
ABAG Finance Authority Nonprofit Corp. RB (Acacia Creek at Union City Project) Series 2008A VRDN (Bank of America N.A. SBPA), 0.35%, 5/01/12 (a)	$7,500	$7,500,000
Anaheim Redevelopment Agency Tax Allocation SPEARS Series 2007DB-470 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.33%, 5/07/12 (a)(b)(c)	11,970	11,970,000
California GO (Daily Kindergarten University Project) Series 2004A-1 VRDN (Citibank N.A. LOC, CalSTRS LOC), 0.23%, 5/01/12 (a)	5,170	5,170,000
California GO Municipal Trust Receipts Floaters Series 2007-2178 VRDN (Wells Fargo Bank N.A. SBPA, Wells Fargo Bank N.A. Credit Agreement), 0.32%, 5/07/12 (a)(b)(c)	14,000	14,000,000
California GO Municipal Trust Receipts Floaters Series 2008-2661 VRDN (Wells Fargo Bank N.A. SBPA, Wells Fargo Bank N.A. Credit Agreement), 0.32%, 5/07/12 (a)(b)(c)	4,000	4,000,000
California Health Facilities Financing Authority RB (Adventist Health System Project) Series 2002B VRDN (Wells Fargo Bank N.A. LOC), 0.22%, 5/01/12 (a)	2,300	2,300,000
California Health Facility Financing Authority RB RBC Municipal Products, Inc. Trust Series 2011-21 Mandatory Put Bonds (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.30%, 9/04/12 (a)(b)	7,600	7,600,000
California Infrastructure & Economic Development Bank RB (Pacific Gas & Electric Co. Project) Series 2009A VRDN (Mizuho Corp. Bank Ltd. LOC), 0.24%, 5/01/12 (a)	10,460	10,460,000
California Infrastructure & Economic Development Bank RB (Pacific Gas & Electric Co. Project) Series 2009D VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.20%, 5/01/12 (a)	1,800	1,800,000
California Pollution Control Financing Authority RB (Air Product & Chemical Project) Series 1997B VRDN, 0.27%, 5/01/12 (a)	9,900	9,900,000
California RB Series 2011A-2 RAN, 2.00%, 6/26/12	5,000	5,012,227
California School Cash Reserve Program Authority RB Series 2011B TRAN, 2.00%, 6/01/12	4,100	4,105,247
California School Cash Reserve Program Authority RB Series 2012S TRAN, 2.00%, 12/31/12	2,200	2,224,958
California School Cash Reserve Program Authority RB Series 2012T TRAN, 2.00%, 12/31/12	1,300	1,314,922
California School Cash Reserve Program Authority RB Series 2012U TRAN, 2.00%, 12/31/12	3,300	3,332,959
California School Cash Reserve Program Authority RB Series 2012Z TRAN, 2.00%, 10/01/12	3,100	3,122,702
California Statewide Communities Development Authority RB (Kaiser Foundation Health Plan, Inc. Project) Series 2004J VRDN (Kaiser Permanente Obligor), 0.23%, 5/07/12 (a)	3,700	3,700,000
California Statewide Communities Development Authority RB (L A County Museum Art Project) Series 2008 VRDN (Union Bank N.A. LOC), 0.20%, 5/07/12 (a)	10,200	10,200,000
California Statewide Communities Development Authority RB (Los Angeles County Museum of Arts Project) Series 2008 VRDN (Union Bank N.A. LOC), 0.20%, 5/07/12 (a)	14,995	14,995,000

Municipal Bonds	Par (000)	Value
California (continued)
California Statewide Community Development Authority RB Series 2011A-3 TRAN, 2.00%, 6/29/12	$1,000	$1,002,699
East Bay California Municipal Utility District Water System Series 2012 TECP:
0.20%, 6/05/12	6,500	6,500,000
0.25%, 6/12/12	4,500	4,500,000
East Bay Municipal Utility District Water System RB Series 2009A-1 Mandatory Put Bonds, 0.25%, 12/03/12 (a)	1,000	1,000,000
East Bay Municipal Utility District Water System Series 2012 TECP:
0.16%, 5/03/12	10,000	10,000,000
0.16%, 5/22/12	10,000	10,000,000
0.25%, 6/14/12	1,500	1,500,000
Fremont CP Series 2008 VRDN (U.S. Bank N.A. LOC), 0.23%, 5/07/12 (a)	10,600	10,600,000
Hollister Elementary School District RB Series 2011 TRAN, 2.00%, 9/28/12	1,100	1,106,042
Irvine Unified School District RB Series 2012 VRDN (Bank of America N.A. LOC), 0.26%, 5/01/12 (a)	11,700	11,700,000
Los Angeles County GO Series 2011C TRAN, 2.50%, 6/29/12	2,000	2,006,743
Los Angeles County School RB Series 2012B-1 TRAN, 2.00%, 11/30/12	2,700	2,727,391
Los Angeles Department of Water & Power RB Series 2011 ROC-RR-II-R-12322 VRDN (AGM Insurance, Citibank N.A. SBPA), 0.25%, 5/01/12 (a)(b)(c)	2,800	2,800,000
Metropolitan Water District of Southern California RB Series 2000B-3 VRDN (Wells Fargo Bank N.A. SBPA), 0.21%, 5/01/12 (a)	700	700,000
Orange County Sanitation District COP Series 2008-2928 VRDN (Morgan Stanley Bank SBPA), 0.40%, 5/07/12 (a)(b)	10,000	10,000,000
Richmond GO Series 2011 TRAN, 2.00%, 10/31/12	1,300	1,309,398
Riverside County GO Series 2011B TRAN, 2.00%, 6/29/12	4,000	4,010,795
Riverside Water Revenue RB Series 2011A Mandatory Put Bonds, 0.30%, 5/01/13 (a)	3,000	3,000,000
Sacramento Unified School District GO Series 2012 TRAN, 2.00%, 10/01/12	2,500	2,515,834
San Francisco County Transportation Authority CP Series 2012A TECP (Landesbank Baden-Wurttemberg Girozentrale SBPA), 0.22%, 5/07/12	2,100	2,100,000
San Francisco County Transportation Authority CP Series 2012B TECP (Landesbank Baden-Wurttemberg Girozentrale SBPA), 0.22%, 5/07/12	4,300	4,300,000
San Juan Unified School District GO Series 2012 TRAN, 2.00%, 10/01/12	3,000	3,021,023
South Coast Local Education Agencies RB Series 2011B TRAN, 2.00%, 5/15/12	3,000	3,001,833
South San Francisco Unified School District GO Series 2011A BAN, 2.00%, 6/01/12	1,000	1,001,306
Tulare County GO Series 2011 TRAN, 1.25%, 9/07/12	7,800	7,823,533

See Notes to Financial Statements.

38	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012

Schedule of Investments (concluded)	California Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
Upland Unified School District GO Series 2012 TRAN, 1.00%, 9/18/12	$1,000	$1,002,050
Total Investments (Cost $231,936,662*) – 100.2%		231,936,662
Liabilities in Excess of Other Assets – (0.2)%		(419,309)

Net Assets – 100.0%		$231,517,353

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$231,936,662	–	$231,936,662

    1 See above Schedule of Investments for values in the state.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012	39

Schedule of Investments April 30, 2012 (Unaudited)	New York Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York – 99.8%
Beekmantown Central School District GO Series 2011 BAN, 1.25%, 7/06/12	$1,050	$1,050,845
Brookhaven IDA RB Series 2001 VRDN (U.S. Bank N.A. LOC), 0.25%, 5/07/12 (a)	605	605,000
Clarence Central School District GO Series 2011 BAN (State Aid Withholding Insurance), 1.25%, 6/14/12	750	750,627
Clinton GO Series 2011 BAN, 1.25%, 7/13/12	1,161	1,161,999
Cohoes IDA RB (Eddy Cohoes Project) Series 2008 VRDN (Bank of America N.A. LOC), 0.36%, 5/07/12 (a)	4,100	4,100,000
East Rockaway Union Free School District GO Series 2011 TAN (State Aid Withholding Insurance), 1.25%, 6/27/12	380	380,442
Evans-Brant Central School District GO Series 2011 BAN, 1.25%, 6/29/12	910	910,800
Greece Central School District GO Series 2011 BAN, 1.25%, 12/27/12	715	718,168
Islip Union Free School District GO Series 2011 TAN (State Aid Withholding Insurance), 1.25%, 6/22/12	3,270	3,273,795
Lynbrook Union Free School District GO Series 2011 TAN (State Aid Withholding Insurance), 1.25%, 6/22/12	960	961,018
Metropolitan Transportation Authority RB Series 2008A-1 VRDN (Morgan Stanley Bank LOC), 0.30%, 5/07/12 (a)	3,700	3,700,000
Metropolitan Transportation Authority RB Series 2008A-2 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.22%, 5/07/12 (a)	8,100	8,100,000
Metropolitan Transportation Authority RB Series 2012B TECP (Barclays Bank Plc LOC, Barclays Bank Plc SBPA), 0.16%, 5/16/12	5,000	5,000,000
Monroe County IDA Civic Facility RB (Monroe Community College Project) Series 2006A VRDN (JPMorgan Chase Bank N.A. LOC), 0.24%, 5/07/12 (a)	2,210	2,210,000
Mount Vernon GO Series 2011A BAN, 1.25%, 7/13/12	1,600	1,602,061
Mount Vernon GO Series 2011B BAN, 1.50%, 7/13/12	1,095	1,096,951
New York City GO Series 1995F-4 VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 0.30%, 5/07/12 (a)	900	900,000
New York City GO Series 1995F-5 VRDN (Bayerische Landesbank Girozentrale LOC), 0.30%, 5/07/12 (a)	3,175	3,175,000
New York City GO Series 2002C-2 VRDN (Bayerische Landesbank Girozentrale LOC), 0.30%, 5/07/12 (a)	4,070	4,070,000
New York City GO Series 2005F-3 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.26%, 5/07/12 (a)	11,100	11,100,000
New York City GO Series 2006I-4 VRDN (Bank of New York Mellon LOC), 0.26%, 5/07/12 (a)	6,150	6,150,000
New York City GO Series 2008 ROC-RR-11- R-11685 VRDN (Citibank N.A. SBPA), 0.27%, 5/07/12 (a)(b)(c)	5,170	5,170,000
New York City GO Series 2008L-4 VRDN (U.S. Bank NA LOC), 0.24%, 5/01/12 (a)	900	900,000
New York City GO Sub-Series 2008L-6 VRDN (Wells Fargo Bank N.A. SBPA), 0.23%, 5/01/12 (a)	1,400	1,400,000
New York City Housing Development Corp. Multifamily Housing RB Series 2009H-2 Mandatory Put Bonds, 0.30%, 6/29/12 (a)	2,000	2,000,000

Municipal Bonds	Par (000)	Value
New York (continued)
New York City Municipal Water Finance Authority RB Series 2010DD-2 VRDN (Bank of New York Mellon SBPA), 0.23%, 5/01/12 (a)	$3,425	$3,425,000
New York City Municipal Water Finance Authority RB Series 2011A-2 VRDN (Mizuho Corporate Bank Ltd. SBPA), 0.21%, 5/01/12 (a)	9,400	9,400,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2005AA-1 VRDN (State Street Bank & Trust Co. SBPA, CalSTRS SBPA), 0.25%, 5/01/12 (a)	1,310	1,310,000
New York City Municipal Water Finance Authority Water & Sewer System RB Eagle Trust Receipts Series 2009-0047A VRDN (Citibank N.A. SBPA), 0.25%, 5/07/12 (a)(b)(c)	1,500	1,500,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2010DD-1 VRDN (TD Bank N.A. SBPA), 0.23%, 5/01/12 (a)	4,900	4,900,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Sub-Series 2002-3B VRDN (Wells Fargo Bank N.A. SBPA), 0.23%, 5/01/12 (a)	2,800	2,800,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Sub-Series 2002-3E VRDN (Landesbank Baden-Wuerttemberg Girozentrale SBPA), 0.26%, 5/01/12 (a)	4,800	4,800,000
New York City Trust for Cultural Resources RB (The American Museum Project) Series 2008A-1 VRDN (Bank of America N.A. SBPA), 0.28%, 5/01/12 (a)	4,805	4,805,000
New York Dormitory Authority RB (Cornell University Project) Series 2000B VRDN (JPMorgan Chase & Co. SBPA), 0.24%, 5/07/12 (a)	5,200	5,200,000
New York Dormitory Authority RB Eagle Trust Receipts Series 2006-0164A VRDN (Citibank N.A. SBPA), 0.28%, 5/07/12 (a)(b)(c)	9,200	9,200,000
New York GO Series 2012G-7 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.22%, 5/01/12 (a)	5,000	5,000,000
New York Local Government Assistance Corp. RB Series 1995E VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 0.30%, 5/07/12 (a)	3,700	3,700,000
New York State Housing Finance Agency RB (160 W. 62nd Street Project) Series 2011 VRDN (Wells Fargo Bank N.A. LOC), 0.25%, 5/07/12 (a)	5,900	5,900,000
New York Tollway Authority RB Series 2011A BAN, 2.00%, 7/12/12	2,200	2,207,113
North Syracuse Central School District GO Series 2011 RAN, 1.25%, 6/22/12	1,365	1,366,020
Port Authority of New York & New Jersey RB Municipal Trust Receipts Floaters Series 2002-766 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.40%, 5/07/12 (a)(b)(c)	1,000	1,000,000
Putnam County GO Series 2011 TAN, 1.50%, 10/29/12	2,750	2,765,735
Rensselaer County Civic Facilities IDRB (The Sage Colleges Project) Series 2002A VRDN (Manufacturers and Traders Trust Co. LOC), 0.30%, 5/07/12 (a)	1,200	1,200,000

See Notes to Financial Statements.

40	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012

Schedule of Investments (concluded)	New York Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Syracuse IDA RB (Syracuse University Project) Series 2008A-2 VRDN (JPMorgan Chase Bank N.A. LOC), 0.24%, 5/01/12 (a)	$600	$600,000
Triborough Bridge & Tunnel Authority RB Series 2005B-2A VRDN (CalPERS LOC), 0.23%, 5/01/12 (a)	10,800	10,800,000
Ulster County GO Series 2011 BAN, 1.25%, 11/16/12	1,405	1,411,465
Valley Central School District GO Series 2012B BAN, 1.25%, 2/22/13	640	644,135
Wappingers Central School District GO Series 2011 BAN, 1.25%, 7/13/12	1,133	1,134,815
William Floyd Union Free School District GO Series 2011 TAN, 1.25%, 6/28/12	6,400	6,408,264
Total Investments (Cost $161,964,253*) – 99.8%		161,964,253
Other Assets Less Liabilities – 0.2%		362,855
Net Assets – 100.0%		$162,327,108

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$161,964,253	–	$161,964,253

1 See above Schedule of Investments for values in the state.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012	41

Statements of Assets and Liabilities

April 30, 2012 (Unaudited)	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund
Assets

Investments at value – unaffiliated[1]	$204,987,133	$5,364,156,766	$3,988,553,543	$41,131,597,867	$6,859,586,605
Repurchase agreements at value – affiliated[2]	–	21,800,000	–	–	–
Repurchase agreements at value – unaffiliated[3]	–	7,833,237,000	496,000,000	5,769,500,000	12,110,445,000
Cash	5,262	–	466	–	–
Interest receivable	718,502	4,124,195	1,618,180	19,244,834	10,564,683
Investments sold receivable	–	–	–	209,093,935	–
Receivable from advisor	254	–	–	–	–
Prepaid expenses	35,865	154,663	136,553	559,168	153,320

Total assets	205,747,016	13,223,472,624	4,486,308,742	47,129,995,804	18,980,749,608

Liabilities
Bank overdraft	–	15,692,054	–	30,284,608	22,337,971
Investments purchased payable	–	162,880,512	51,500,000	1,312,500,000	199,853,389
Professional fees payable	17,155	120,591	54,459	354,326	114,595
Custodian fees payable	4,042	152,245	61,910	441,027	183,968
Printing fees payable	3,591	33,117	18,077	163,688	11,943
Transfer agent fees payable	1,604	59,962	57,773	433,803	10
Income dividends payable	1,392	51,574	463,049	3,085,104	58,836
Management fees payable	1,033	1,449,677	631,989	6,382,874	1,057,318
Officer’s and Trustees’ fees payable	–	11,850	14,565	80,090	–
Service and distribution fees payable	–	2,558	79,025	532,318	–
Other accrued expenses payable	3,603	14,402	105,749	112,486	16,590

Total liabilities	32,420	180,468,542	52,986,596	1,354,370,324	223,634,620

Net Assets	$205,714,596	$13,043,004,082	$4,433,322,146	$45,775,625,480	$18,757,114,988

Net Assets Consist of
Paid-in capital	$205,710,811	$13,042,959,094	$4,432,984,122	$45,774,354,402	$18,757,034,272
Undistributed net investment income	–	19	–	–	1,093
Accumulated net realized gain	3,785	44,969	338,024	1,271,078	79,623

Net Assets	$205,714,596	$13,043,004,082	$4,433,322,146	$45,775,625,480	$18,757,114,988

[1]Investments at cost – unaffiliated	$204,987,133	$5,364,156,766	$3,988,553,543	$41,131,597,867	$6,859,586,605
[2]Repurchase agreements at cost – affiliated	–	$21,800,000	–	–	–
[3]Repurchase agreements at cost – unaffiliated	–	$7,833,237,000	$496,000,000	$5,769,500,000	$12,110,445,000

See Notes to Financial Statements.

42	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012

Statements of Assets and Liabilities (continued)

April 30, 2012 (Unaudited)	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund
Net Asset Value
Institutional
Net assets	$188,693,639	$12,523,805,396	$3,832,874,770	$41,395,768,857	$16,415,782,624

Shares outstanding[4]	188,687,264	12,523,762,217	3,832,551,200	41,394,766,266	16,415,710,409

Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00

Dollar
Net assets	$15,446,276	$366,833,605	$600,447,376	$1,524,692,543	$556,440,416

Shares outstanding[4]	15,449,392	366,832,321	600,432,922	1,524,657,599	556,438,131

Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00

Cash Management
Net assets	–	$2,000,256	–	$261,587,701	$1,572,958,236

Shares outstanding[4]	–	2,000,250	–	261,414,625	1,572,953,061

Net asset value	–	$1.00	–	$1.00	$1.00

Cash Reserve
Net assets	–	$1,766,963	–	$15,642,982	–

Shares outstanding[4]	–	1,766,956	–	15,642,657	–

Net asset value	–	$1.00	–	$1.00	–

Administration
Net assets	$1,574,681	$17,899,005	–	$2,010,385,260	$23,010,844

Shares outstanding[4]	1,574,777	17,898,945	–	2,010,336,970	23,010,734

Net asset value	$1.00	$1.00	–	$1.00	$1.00

Select
Net assets	–	$111,310,874	–	$528,901,358	$188,920,768

Shares outstanding[4]	–	111,310,489	–	528,890,102	188,919,837

Net asset value	–	$1.00	–	$1.00	$1.00

Private Client
Net assets	–	$18,376,566	–	$18,074,538	–

Shares outstanding[4]	–	18,376,502	–	18,074,184	–

Net asset value	–	$1.00	–	$1.00	–

Premier
Net assets	–	$1,011,417	–	$20,572,241	$2,100

Shares outstanding[4]	–	1,011,413	–	20,571,999	2,100

Net asset value	–	$1.00	–	$1.00	$1.00

4 Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012	43

Statements of Assets and Liabilities (continued)

April 30, 2012 (Unaudited)	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund
Assets
Investments at value[1]	$4,905,757,596	$274,021,157	$2,255,140,876	$231,936,662	$161,964,253
Cash	1,100	62,347	64,022	87,040	112,799
Interest receivable	159,305	603,403	4,220,612	551,599	295,535
Investments sold receivable	–	13,357,684	–	–	–
Receivable from advisor	–	9	–	9	–
Prepaid expenses	80,164	40,058	98,881	22,222	15,689

Total assets	4,905,998,165	288,084,658	2,259,524,391	232,597,532	162,388,276

Liabilities
Investments purchased payable	199,951,972	–	18,997,283	1,002,050	–
Management fees payable	30,963	36,094	329,679	25,607	19,109
Professional fees payable	50,432	18,774	32,154	18,066	17,180
Custodian fees payable	40,626	6,196	25,225	5,386	4,496
Printing fees payable	8,583	3,757	8,120	4,703	2,851
Transfer agent fees payable	–	6,153	19,996	7,538	3,660
Officer’s and Trustees’ fees payable	–	1,391	3,517	636	231
Income dividends payable	108	29,241	81,774	6,701	6,730
Service and distribution fees payable	–	10,435	42,826	777	2,568
Other accrued expenses payable	15,425	7,940	8,600	8,715	4,343

Total liabilities	200,098,109	119,981	19,549,174	1,080,179	61,168

Net Assets	$4,705,900,056	$287,964,677	$2,239,975,217	$231,517,353	$162,327,108

Net Assets Consist of
Paid-in capital	$4,705,860,255	$287,953,414	$2,239,906,901	$231,517,353	$162,327,120
Undistributed net investment income	–	10,042	2,306	–	–
Accumulated net realized gain (loss)	39,801	1,221	66,010	–	(12)

Net Assets	$4,705,900,056	$287,964,677	$2,239,975,217	$231,517,353	$162,327,108

[1]Investments at cost.	$4,905,757,596	$274,021,157	$2,255,140,876	$231,936,662	$161,964,253

See Notes to Financial Statements.

44	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012

Statements of Assets and Liabilities (concluded)

April 30, 2012 (Unaudited)	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund
Net Asset Value
Institutional
Net assets	$4,432,928,904	$229,903,630	$1,685,052,596	$203,657,972	$131,342,696

Shares outstanding[2]	4,432,891,927	229,875,047	1,684,859,170	203,656,951	131,294,575

Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00

Dollar
Net assets	$133,315,715	$58,058,697	$110,353,915	$8,294,446	–

Shares outstanding[2]	133,314,072	58,027,681	110,358,185	8,294,424	–

Net asset value	$1.00	$1.00	$1.00	$1.00	–

Cash Management
Net assets	$13,075,521	–	$1,369,534	$1,047	$11,217,174

Shares outstanding[2]	13,075,636	–	1,369,150	1,048	11,216,256

Net asset value	$1.00	–	$1.00	$1.00	$1.00

Cash Reserve
Net assets	–	$2,350	–	–	–

Shares outstanding[2]	–	2,350	–	–	–

Net asset value	–	$1.00	–	–	–

Administration
Net assets	$126,579,916	–	$401,512,612	$1,223,874	$5,419,019

Shares outstanding[2]	126,578,620	–	401,456,472	1,223,870	5,416,224

Net asset value	$1.00	–	$1.00	$1.00	$1.00

Select
Net assets	–	–	$23,405,261	$12,215,083	$13,338,136

Shares outstanding[2]	–	–	23,402,537	12,215,034	13,335,843

Net asset value	–	–	$1.00	$1.00	$1.00

Private Client
Net assets	–	–	$2,058,300	$4,337,693	$738,589

Shares outstanding[2]	–	–	2,058,086	4,337,680	738,053

Net asset value	–	–	$1.00	$1.00	$1.00

Premier
Net assets	–	–	$16,222,999	$1,787,238	$271,494

Shares outstanding[2]	–	–	16,222,718	1,787,233	271,444

Net asset value	–	–	$1.00	$1.00	$1.00

2 Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012	45

Statements of Operations

Six Month Ended April 30, 2012 (Unaudited)	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund
Investment Income
Interest – unaffiliated	$111,632	$11,305,542	$7,584,239	$70,325,777	$9,121,565
Interest – affiliated	–	16,140	–	75,848	–

Total investment income	111,632	11,321,682	7,584,239	70,401,625	9,121,565

Expenses
Management	291,737	13,735,295	6,247,215	41,761,429	17,575,268
Service and distribution – class specific	19,717	1,181,028	806,180	6,103,778	4,544,045
Registration	19,167	39,765	28,277	45,368	35,657
Professional	16,487	69,504	34,565	189,152	72,818
Transfer agent	8,662	260,009	114,603	960,256	223,285
Custodian	4,470	180,770	67,034	528,223	211,269
Printing	3,120	27,043	12,542	107,875	19,409
Officer and Trustees	2,704	84,364	26,740	262,920	96,703
Miscellaneous	16,346	100,212	60,399	343,176	95,563

Total expenses	382,410	15,677,990	7,397,555	50,302,177	22,874,017
Less management fees waived	(258,556)	(3,685,180)	(2,292,904)	(2,506,358)	(10,082,325)
Less service and distribution fees waived – class specific	(19,717)	(1,177,206)	(396,399)	(3,698,276)	(4,544,045)
Less fees paid indirectly	(156)	(311)	(206)	(1,379)	(2,186)

Total expenses after fees waived and paid indirectly	103,981	10,815,293	4,708,046	44,096,164	8,245,461

Net investment income	7,651	506,389	2,876,193	26,305,461	876,104

Realized Gain
Net realized gain from Investments	3,393	21,228	188,715	196,815	69,928

Net Increase in Net Assets Resulting from Operations	$11,044	$527,617	$3,064,908	$26,502,276	$946,032

See Notes to Financial Statements.

46	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012

Statements of Operations (concluded)

Six Month Ended April 30, 2012 (Unaudited)	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund
Investment Income
Interest	$1,171,236	$466,748	$2,521,675	$272,692	$165,353

Expenses
Management	5,914,212	588,811	3,617,657	552,135	316,734
Service and distribution – class specific	287,637	85,577	548,374	95,710	78,411
Transfer agent	112,011	14,920	66,462	16,981	7,739
Custodian	59,035	7,474	30,587	5,606	3,572
Professional	35,268	17,707	25,981	17,423	16,832
Officer and Trustees	33,425	3,787	15,585	3,370	2,353
Registration	19,970	29,410	44,733	11,695	8,895
Printing	9,960	3,691	7,934	3,432	3,258
Miscellaneous	50,534	11,489	27,165	8,832	7,092

Total expenses	6,522,052	762,866	4,384,478	715,184	444,886
Less management fees waived	(5,062,428)	(340,824)	(1,671,454)	(369,575)	(218,356)
Less service and distribution fees waived – class specific	(287,637)	(58,995)	(462,365)	(94,423)	(76,327)
Less fees paid indirectly	(1,467)	(147)	(427)	(97)	(74)

Total expenses after fees waived and paid indirectly	1,170,520	362,900	2,250,232	251,089	150,129

Net investment income	716	103,848	271,443	21,603	15,224

Realized Gain
Net realized gain from investments	36,593	1,351	66,035	–	–

Net Increase in Net Assets Resulting from Operations	$37,309	$105,199	$337,478	$21,603	$15,224

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012	47

Statements of Changes in Net Assets

	Federal Trust Fund		FedFund
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Operations
Net investment income	$7,651	$5,586	$506,389	$2,295,915
Net realized gain	3,393	18,760	21,228	627,831
Net increase in net assets resulting from operations	11,044	24,346	527,617	2,923,746

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(7,080)	(5,154)	(488,339)	(2,277,816)
Dollar	(516)	(377)	(12,779)	(13,082)
Cash Management	–	(28)	(229)	(345)
Cash Reserve	–	–	(54)	(63)
Administration	(55)	(27)	(629)	(628)
Select	–	–	(3,640)	(3,625)
Private Client	–	–	(668)	(688)
Premier	–	–	(32)	(91)
Net realized gain:
Institutional	(13,583)	(21,501)	(345,015)	(964,746)
Dollar	(1,026)	(1,819)	(12,583)	(38,501)
Cash Management	(2)	(87)	(303)	(908)
Cash Reserve	–	–	(43)	(152)
Administration	(88)	(56)	(498)	(2,098)
Select	–	–	(3,000)	(8,667)
Private Client	–	–	(612)	(1,786)
Premier	–	–	(28)	(197)

Decrease in net assets resulting from dividends and distributions to shareholders	(22,350)	(29,049)	(868,452)	(3,313,393)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(19,234,560)	(16,121,961)	(232,714,780)	(672,073,012)

Net Assets
Total decrease in net assets	(19,245,866)	(16,126,664)	(233,055,615)	(672,462,659)
Beginning of period	224,960,462	241,087,126	13,276,059,697	13,948,522,356
End of period	$205,714,596	$224,960,462	$13,043,004,082	$13,276,059,697

Undistributed net investment income	–	–	$19	–

See Notes to Financial Statements.

48	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012

Statements of Changes in Net Assets (continued)

	TempCash		TempFund		T-Fund
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Operations
Net investment income	$2,876,193	$9,484,321	$26,305,461	$69,747,276	$876,104	$594,552
Net realized gain	188,715	317,413	196,815	3,137,352	69,928	102,043
Net increase in net assets resulting from operations	3,064,908	9,801,734	26,502,276	72,884,628	946,032	696,595

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(2,843,725)	(9,454,086)	(25,910,788)	(69,064,890)	(780,663)	(539,301)
Dollar	(32,359)	(21,946)	(79,777)	(49,153)	(24,920)	(22,376)
Cash Management	–	–	(13,654)	(40,234)	(58,901)	(24,173)
Cash Reserve	–	–	(822)	(509)	–	–
Administration	(109)	(5,175)	(299,890)	(590,221)	(1,261)	(1,772)
Select	–	–	(495)	(188)	(9,240)	(7,678)
Private Client	–	–	(13)	(5)	–	–
Premier	–	–	(22)	(8)	(26)	(174)
Net realized gain:
Institutional	(262,169)	(421,753)	(2,654,721)	(1,591,325)	(26,933)	(220,148)
Dollar	(41,886)	(43,242)	(102,158)	(55,401)	(932)	(12,513)
Cash Management	–	–	(17,124)	(13,857)	(2,743)	(27,213)
Cash Reserve	–	–	(1,057)	(734)	–	–
Administration	(199)	(688)	(133,212)	(59,596)	(59)	(1,150)
Select	–	–	(33,080)	(17,191)	(333)	(6,558)
Private Client	–	–	(806)	(469)	–	–
Premier	–	–	(1,506)	(866)	–	(40)
Decrease in net assets resulting from dividends and distributions to shareholders	(3,180,447)	(9,946,890)	(29,249,125)	(71,484,647)	(906,011)	(863,096)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(383,611,096)	(3,712,277,135)	(694,804,488)	(22,669,752,513)	4,478,318,241	7,749,317,958

Net Assets
Total increase (decrease) in net assets	(383,726,635)	(3,712,422,291)	(697,551,337)	(22,668,352,532)	4,478,358,262	7,749,151,457
Beginning of period	4,817,048,781	8,529,471,072	46,473,176,817	69,141,529,349	14,278,756,726	6,529,605,269
End of period	$4,433,322,146	$4,817,048,781	$45,775,625,480	$46,473,176,817	$18,757,114,988	$14,278,756,726

Undistributed net investment income	–	–	–	–	$1,093	–

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012	49

Statements of Changes in Net Assets (continued)

	Treasury Trust Fund		MuniCash		MuniFund
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Operations
Net investment income	$716	$1,246	$103,848	$657,364	$271,443	$2,324,932
Net realized gain	36,593	182,628	1,351	1,201	66,035	46,723

Net increase in net assets resulting from operations	37,309	183,874	105,199	658,565	337,478	2,371,655

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(676)	(1,141)	(103,826)	(656,848)	(257,586)	(2,239,140)
Dollar	(19)	(50)	(13)	(516)	(2,079)	(1,853)
Cash Management	(3)	(4)	–	–	(29)	(33)
Administration	(18)	(51)	–	–	(11,121)	(83,434)
Select	–	–	–	–	(340)	(313)
Private Client	–	–	–	–	(34)	(41)
Premier	–	–	–	–	(254)	(118)
Net realized gain:
Institutional	(170,578)	(106,506)	(1,043)	(3,018)	(3,384)	–
Dollar	(4,585)	(7,330)	(288)	(530)	(271)	–
Cash Management	(362)	(952)	–	–	(3)	–
Administration	(4,480)	(3,518)	–	–	(823)	–
Select	–	–	–	–	(34)	–
Private Client	–	–	–	–	(4)	–
Premier	–	–	–	–	(30)	–

Decrease in net assets resulting from dividends and distributions to shareholders	(180,721)	(119,552)	(105,170)	(660,912)	(275,992)	(2,324,932)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(450,974,747)	1,910,250,089	(112,400,620)	(422,883,049)	145,746,133	(1,128,324,866)

Net Assets
Total increase (decrease) in net assets	(451,118,159)	1,910,314,411	(112,400,591)	(422,885,396)	145,807,619	(1,128,278,143)
Beginning of period	5,157,018,215	3,246,703,804	400,365,268	823,250,664	2,094,167,598	3,222,445,741
End of period	$4,705,900,056	$5,157,018,215	$287,964,677	$400,365,268	$2,239,975,217	$2,094,167,598

Undistributed net investment income	–	–	$10,042	$10,033	$2,306	$2,306

See Notes to Financial Statements.

50	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012

Statements of Changes in Net Assets (concluded)

	California Money Fund		New York Money Fund
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Operations
Net investment income	$21,603	$320,740	$15,224	$105,406
Net realized gain	–	–	–	4,080
Net increase in net assets resulting from operations	21,603	320,740	15,224	109,486

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(20,424)	(319,335)	(14,139)	(104,411)
Dollar	(317)	(182)	–	–
Cash Management	–	–	(235)	(116)
Administration	(52)	(691)	(395)	(658)
Select	(549)	(355)	(401)	(166)
Private Client	(192)	(129)	(42)	(50)
Premier	(69)	(48)	(12)	(5)
Net realized gain:
Institutional	–	(405,803)	(3,346)	(432,372)
Dollar	–	(10,135)	–	(30)
Cash Management	–	(3)	(137)	(15,435)
Administration	–	(1,965)	(320)	(35,024)
Select	–	(21,905)	(263)	(21,300)
Private Client	–	(6,315)	(17)	(8,063)
Premier	–	(2,334)	(9)	(861)

Decrease in net assets resulting from dividends and distributions to shareholders	(21,603)	(769,200)	(19,316)	(618,491)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(85,288,855)	(4,873,948)	7,094,130	(80,504,025)

Net Assets
Total increase (decrease) in net assets	(85,288,855)	(5,322,408)	7,090,038	(81,013,030)
Beginning of period	316,806,208	322,128,616	155,237,070	236,250,100
End of period	$231,517,353	$316,806,208	$162,327,108	$155,237,070

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012	51

Financial Highlights	Federal Trust Fund

	Institutional
	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0001		0.0000	0.0001	0.0043	0.0283	0.0503
Net realized gain	–		0.0001	0.0003	0.0002	–	–
Net increase from investment operations	0.0001		0.0001	0.0004	0.0045	0.0283	0.0503

Dividends and distributions from:
Net investment income	(0.0001)		(0.0000)	(0.0001)	(0.0043)	(0.0283)	(0.0503)
Net realized gain	–		(0.0001)	(0.0003)	(0.0002)	–	–
Total dividends and distributions	(0.0001)		(0.0001)	(0.0004)	(0.0045)	(0.0283)	(0.0503)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	[2]	0.01%	0.05%	0.45%	2.86%	5.15%

Ratios to Average Net Assets
Total expenses	0.33%	[3]	0.33%	0.32%	0.33%	0.30%	0.32%
Total expenses after fees waived and paid indirectly	0.09%	[3]	0.15%	0.18%	0.23%	0.20%	0.20%
Net investment income	0.01%	[3]	0.00%	0.01%	0.47%	2.88%	5.02%

Supplemental Data
Net assets, end of period (000)	$188,694		$207,357	$217,013	$374,728	$314,886	$331,909

	Dollar
	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0001		0.0000	0.0000	0.0026	0.0258	0.0478
Net realized gain	–		0.0001	0.0003	0.0002	–	–
Net increase from investment operations	0.0001		0.0001	0.0003	0.0028	0.0258	0.0478

Dividends and distributions from:
Net investment income	(0.0001)		(0.0000)	(0.0000)	(0.0026)	(0.0258)	(0.0478)
Net realized gain	–		(0.0001)	(0.0003)	(0.0002)	–	–
Total dividends and distributions	(0.0001)		(0.0001)	(0.0003)	(0.0028)	(0.0258)	(0.0478)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	[2]	0.01%	0.03%	0.28%	2.61%	4.89%

Ratios to Average Net Assets
Total expenses	0.58%	[3]	0.58%	0.57%	0.58%	0.56%	0.57%
Total expenses after fees waived and paid indirectly	0.09%	[3]	0.14%	0.19%	0.43%	0.45%	0.45%
Net investment income	0.01%	[3]	0.00%	0.00%	0.30%	2.34%	4.77%

Supplemental Data
Net assets, end of period (000)	$15,446		$16,579	$23,316	$19,993	$168,573	$43,013

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

52	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012

Financial Highlights (concluded)	Federal Trust Fund

	Administration
	Six Months Ended April 30, 2012		Year Ended October 31,		Period April 24, 2009[1] to October 31, 2009		Period November 1, 2007 to August 12, 2008[1]		Period June 1, 2007[2] to October 31, 2007
	(Unaudited)		2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Net investment income	0.0001		0.0000	0.0000	0.0002		0.0232		0.0201
Net realized gain	–		0.0001	0.0003	0.0002		–		–
Net increase in investment operations	0.0001		0.0001	0.0003	0.0004		0.0232		0.0201
Dividends and distributions from:
Net investment income	(0.0001)		(0.0000)	(0.0000)	(0.0002)		(0.0232)		(0.0201)
Net realized gain	–		(0.0001)	(0.0003)	(0.0002)		–		–
Total dividends and distributions	(0.0001)		(0.0001)	(0.0003)	(0.0004)		(0.0232)		(0.0201)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total Investment Return[3]
Based on net asset value	0.01%	[4]	0.01%	0.03%	0.03%	[4]	2.34%	[4]	2.01%	[4]

Ratios to Average Net Assets
Total expenses	0.43%	[5]	0.43%	0.42%	0.43%	[5]	0.39%	[5]	0.40%	[5]
Total expenses after fees waived and paid indirectly	0.09%	[5]	0.13%	0.21%	0.25%	[5]	0.30%	[5]	0.30%	[5]
Net investment income	0.01%	[5]	0.00%	0.00%	0.00%	[5]	3.15%	[5]	4.88%	[5]

Supplemental Data
Net assets, end of period (000)	$1,575		$858	$508	$99		–		$33,680

1 There were no Administration Shares outstanding during the period August 13, 2008 to April 23, 2009.

2 Commencement of operations.

3 Where applicable, total investment returns include the reinvestment of dividends and distributions.

4 Aggregate total investment return.

5 Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012	53

Financial Highlights	FedFund

	Institutional
	Six Months Ended April 30, 2012 (Unaudited)

			Year Ended October 31,
			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0001		0.0002	0.0006	0.0042	0.0289	0.0507
Net realized gain	–		0.0001	0.0001	–	–	–
Net increase from investment operations	0.0001		0.0003	0.0007	0.0042	0.0289	0.0507
Dividends and distributions from:
Net investment income	(0.0001)		(0.0002)	(0.0006)	(0.0042)	(0.0289)	(0.0507)
Net realized gain	–		(0.0001)	(0.0001)	–	–	–
Total dividends and distributions	(0.0001)		(0.0003)	(0.0007)	(0.0042)	(0.0289)	(0.0507)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	[2]	0.03%	0.07%	0.42%	2.93%	5.19%

Ratios to Average Net Assets
Total expenses	0.21%	[3]	0.21%	0.21%	0.23%	0.22%	0.27%
Total expenses after fees waived and paid indirectly	0.16%	[3]	0.17%	0.20%	0.22%	0.20%	0.20%
Net investment income	0.01%	[3]	0.02%	0.07%	0.39%	2.74%	5.04%

Supplemental Data
Net assets, end of period (000)	$12,523,805		$12,617,763	$13,129,908	$13,937,909	$10,300,496	$4,583,892

	Dollar
	Six Months Ended April 30, 2012 (Unaudited)

			Year Ended October 31,
			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0001		0.0000	0.0006	0.0022	0.0264	0.0482
Net realized gain	–		0.0001	0.0001	–	–	–
Net increase from investment operations	0.0001		0.0001	0.0001	0.0022	0.0264	0.0482
Dividends and distributions from:
Net investment income	(0.0001)		(0.0000)	(0.0000)	(0.0022)	(0.0264)	(0.0482)
Net realized gain	–		(0.0001)	(0.0001)	–	–	–
Total dividends and distributions	(0.0001)		(0.0001)	(0.0001)	(0.0022)	(0.0264)	(0.0482)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	[2]	0.01%	0.01%	0.22%	2.68%	4.93%

Ratios to Average Net Assets
Total expenses	0.46%	[3]	0.47%	0.46%	0.48%	0.48%	0.52%
Total expenses after fees waived and paid indirectly	0.16%	[3]	0.19%	0.26%	0.43%	0.45%	0.45%
Net investment income	0.01%	[3]	0.00%	0.00%	0.23%	2.50%	4.83%

Supplemental Data
Net assets, end of period (000)	$366,834		$494,151	$590,682	$778,298	$1,148,784	$683,594

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.

2 Aggregate total investment return.

3 Annualized.

See Notes to Financial Statements.

54	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012

Financial Highlights (continued)	FedFund

	Cash Management
	Six Months Ended April 30, 2012		Year Ended October 31,			Period August 12, 2008[1] to October 31, 2008
	(Unaudited)		2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00
Net investment income	0.0001		0.0000	0.0000	0.0012	0.0032
Net realized gain	–		0.0001	0.0001	–	–
Net increase from investment operations	0.0001		0.0001	0.0001	0.0012	0.0032
Dividends and distributions from:
Net investment income	(0.0001)		(0.0000)	(0.0000)	(0.0012)	(0.0032)
Net realized gain	–		(0.0001)	(0.0001)	–	–
Total dividends and distributions	(0.0001)		(0.0001)	(0.0001)	(0.0012)	(0.0032)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Based on net asset value	0.01%	[3]	0.01%	0.01%	0.12%	0.32%	[3]

Ratios to Average Net Assets
Total expenses	0.71%	[4]	0.72%	0.71%	0.73%	0.72%	[4]
Total expenses after fees waived and paid indirectly	0.15%	[4]	0.19%	0.26%	0.51%	0.69%	[4]
Net investment income	0.01%	[4]	0.00%	0.00%	0.12%	1.45%	[4]

Supplemental Data
Net assets, end of period (000)	$2,000		$11,720	$13,630	$26,633	$25,057

	Cash Reserve
	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0001		0.0000	0.0000	0.0016	0.0250	0.0467
Net realized gain	–		0.0001	0.0001	–	–	–
Net increase from investment operations	0.0001		0.0001	0.0001	0.0016	0.0250	0.0467
Dividends and distributions from:
Net investment income	(0.0001)		(0.0000)	(0.0000)	(0.0016)	(0.0250)	(0.0467)
Net realized gain	–		(0.0001)	(0.0001)	–	–	–
Total dividends and distributions	(0.0001)		(0.0001)	(0.0001)	(0.0016)	(0.0250)	(0.0467)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Based on net asset value	0.01%	[3]	0.01%	0.01%	0.16%	2.52%	4.78%

Ratios to Average Net Assets
Total expenses	0.61%	[4]	0.62%	0.61%	0.63%	0.63%	0.66%
Total expenses after fees waived and paid indirectly	0.16%	[4]	0.20%	0.26%	0.48%	0.60%	0.60%
Net investment income	0.01%	[4]	0.00%	0.00%	0.16%	2.18%	4.61%

Supplemental Data
Net assets, end of period (000)	$1,767		$1,693	$2,244	$4,046	$4,336	$1,183

[1]	Commencement of operations.
[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012	55

Financial Highlights (continued)	FedFund

	Administration
	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0001		0.0000	0.0000	0.0032	0.0280	0.0497
Net realized gain	–		0.0001	0.0001	–	–	–
Net increase from investment operations	0.0001		0.0001	0.0001	0.0032	0.0280	0.0497
Dividends and distributions from:
Net investment income	(0.0001)		(0.0000)	(0.0000)	(0.0032)	(0.0280)	(0.0497)
Net realized gain	–		(0.0001)	(0.0001)	–	–	–
Total dividends and distributions	(0.0001)		(0.0001)	(0.0001)	(0.0032)	(0.0280)	(0.0497)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	[2]	0.01%	0.01%	0.32%	2.83%	5.09%

Ratios to Average Net Assets
Total expenses	0.31%	[3]	0.32%	0.31%	0.33%	0.32%	0.38%
Total expenses after fees waived and paid indirectly	0.16%	[3]	0.20%	0.26%	0.32%	0.30%	0.30%
Net investment income	0.01%	[3]	0.00%	0.00%	0.34%	2.51%	4.97%

Supplemental Data
Net assets, end of period (000)	$17,899		$17,543	$47,616	$111,129	$134,241	$41,411

	Select
	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0001		0.0000	0.0000	0.0007	0.0209	0.0427
Net realized gain	–		0.0001	0.0001	–	–	–
Net increase from investment operations	0.0001		0.0001	0.0001	0.0007	0.0209	0.0427
Dividends and distributions from:
Net investment income	(0.0001)		(0.0000)	(0.0000)	(0.0007)	(0.0209)	(0.0427)
Net realized gain	–		(0.0001)	(0.0001)	–	–	–
Total dividends and distributions	(0.0001)		(0.0001)	(0.0001)	(0.0007)	(0.0209)	(0.0427)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	[2]	0.01%	0.01%	0.07%	2.11%	4.36%

Ratios to Average Net Assets
Total expenses	1.06%	[3]	1.07%	1.06%	1.08%	1.07%	1.12%
Total expenses after fees waived and paid indirectly	0.16%	[3]	0.19%	0.26%	0.56%	1.00%	1.00%
Net investment income	0.01%	[3]	0.00%	0.00%	0.06%	2.03%	4.24%

Supplemental Data
Net assets, end of period (000)	$111,311		$107,781	$130,268	$181,556	$166,590	$98,752

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

56	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012

Financial Highlights (concluded)	FedFund

	Private Client
	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00 $	1.00	$1.00
Net investment income	0.0001		0.0000	0.0000	0.0013	0.0241	0.0462
Net realized gain	–		0.0001	0.0001	–	–	–
Net increase from investment operations	0.0001		0.0001	0.0001	0.0013	0.0241	0.0462
Dividends and distributions from:
Net investment income	(0.0001)		(0.0000)	(0.0000)	(0.0013)	(0.0241)	(0.0462)
Net realized gain	–		(0.0001)	(0.0001)	–	–	–
Total dividends and distributions	(0.0001)		(0.0001)	(0.0001)	(0.0013)	(0.0241)	(0.0462)
Net asset value, end of year	$1.00		$1.00	$1.00	$1.00 $	1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	[2]	0.01%	0.01%	0.13%	2.44%	4.72%

Ratios to Average Net Assets
Total expenses	1.06%	[3]	1.07%	1.06%	1.08%	1.07%	1.12%
Total expenses after fees waived and paid indirectly	0.16%	[3]	0.19%	0.26%	0.55%	0.68%	0.66%
Net investment income	0.01%	[3]	0.00%	0.00%	0.18%	2.59%	4.58%

Supplemental Data
Net assets, end of year (000)	$18,377		$24,454	$25,918	$41,179	$102,147	$768,612

	Premier
	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0001		0.0000	0.0000	0.0013	0.0241	0.0462
Net realized gain	–		0.0001	0.0001	–	–	–
Net increase from investment operations	0.0001		0.0001	0.0001	0.0013	0.0241	0.0462
Dividends and distributions from:
Net investment income	(0.0001)		(0.0000)	(0.0000)	(0.0013)	(0.0241)	(0.0462)
Net realized gain	–		(0.0001)	(0.0001)	–	–	–
Total dividends and distributions	(0.0001)		(0.0001)	(0.0001)	(0.0013)	(0.0241)	(0.0462)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	[2]	0.01%	0.01%	0.13%	2.44%	4.72%

Ratios to Average Net Assets
Total expenses	0.81%	[3]	0.82%	0.81%	0.83%	0.82%	0.87%
Total expenses after fees waived and paid indirectly	0.16%	[3]	0.20%	0.26%	0.53%	0.68%	0.66%
Net investment income	0.01%	[3]	0.00%	0.00%	0.11%	2.47%	4.60%

Supplemental Data
Net assets, end of period (000)	$1,011		$953	$8,256	$86,563	$91,990	$93,867

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012	57

Financial Highlights	TempCash

	Institutional
	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0007		0.0013	0.0019	0.0090	0.0336	0.0521
Net realized gain	–		0.0001	–	–	–	–
Net increase from investment operations	0.0007		0.0014	0.0019	0.0090	0.0336	0.0521
Dividends and distributions from:
Net investment income	(0.0007)		(0.0013)	(0.0019)	(0.0090)	(0.0336)	(0.0521)
Net realized gain	–		(0.0001)	–	–	–	–
Total dividends and distributions	(0.0007)		(0.0014)	(0.0019)	(0.0090)	(0.0336)	(0.0521)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.07%	[2]	0.14%	0.19%	0.90%	3.42%	5.34%

Ratios to Average Net Assets
Total expenses	0.28%	[3]	0.24%	0.25%	0.27%	0.22%	0.24%
Total expenses after fees waived and paid indirectly	0.18%	[3]	0.18%	0.18%	0.21%	0.18%	0.18%
Net investment income	0.14%	[3]	0.14%	0.19%	0.85%	3.46%	5.22%

Supplemental Data
Net assets, end of period (000)	$3,832,875		$4,139,893	$7,833,532	$6,992,221	$6,073,793	$11,420,516

	Dollar
	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0001		0.0000	0.0000	0.0065	0.0313	0.0496
Net realized gain	–		0.0001	–	–	–	–
Net increase from investment operations	0.0001		0.0001	0.0000	0.0065	0.0313	0.0496
Dividends and distributions from:
Net investment income	(0.0001)		(0.0000)	(0.0000)	(0.0065)	(0.0313)	(0.0496)
Net realized gain	–		(0.0001)	–	–	–	–
Total dividends and distributions	(0.0001)		(0.0001)	(0.0000)	(0.0065)	(0.0313)	(0.0496)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	[2]	0.01%	0.00%	0.65%	3.16%	5.08%

Ratios to Average Net Assets
Total expenses	0.53%	[3]	0.50%	0.50%	0.52%	0.48%	0.49%
Total expenses after fees waived and paid indirectly	0.31%	[3]	0.31%	0.36%	0.46%	0.44%	0.43%
Net investment income	0.01%	[3]	0.00%	0.00%	0.67%	3.07%	4.96%

Supplemental Data
Net assets, end of period (000)	$600,447		$677,156	$680,296	$879,332	$1,011,158	$1,004,425

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

58	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012

Financial Highlights	TempFund

	Institutional
	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0007		0.0012	0.0016	0.0086	0.0338	0.0521
Dividends from net investment income	(0.0007)		(0.0012)	(0.0016)	(0.0086)	(0.0338)	(0.0521)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.07%	[2]	0.12%	0.16%	0.87%	3.43%	5.33%

Ratios to Average Net Assets
Total expenses	0.19%	[3]	0.19%	0.19%	0.21%	0.19%	0.20%
Total expenses after fees waived and paid indirectly	0.18%	[3]	0.18%	0.18%	0.21%	0.18%	0.18%
Net investment income	0.12%	[3]	0.12%	0.16%	0.83%	3.33%	5.22%

Supplemental Data
Net assets, end of period (000)	$41,395,769		$41,826,560	$64,366,170	$58,792,099	$43,874,587	$50,720,755

	Dollar
	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0001		0.0001	0.0000	0.0062	0.0313	0.0496
Dividends from net investment income	(0.0001)		(0.0001)	(0.0000)	(0.0062)	(0.0313)	(0.0496)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	[2]	0.01%	0.00%	0.62%	3.18%	5.07%

Ratios to Average Net Assets
Total expenses	0.44%	[3]	0.44%	0.44%	0.46%	0.44%	0.45%
Total expenses after fees waived and paid indirectly	0.29%	[3]	0.30%	0.34%	0.45%	0.43%	0.43%
Net investment income	0.01%	[3]	0.00%	0.00%	0.68%	3.14%	4.95%

Supplemental Data
Net assets, end of period (000)	$1,524,693		$1,787,059	$1,820,807	$3,788,512	$6,546,254	$6,310,899

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012	59

Financial Highlights (continued)	TempFund

	Cash Management
	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0001		0.0001	0.0000	0.0045	0.0288	0.0471
Dividends from net investment income	(0.0001)		(0.0001)	(0.0000)	(0.0045)	(0.0288)	(0.0471)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	[2]	0.01%	0.00%	0.45%	2.92%	4.81%

Ratios to Average Net Assets
Total expenses	0.69%	[3]	0.69%	0.69%	0.71%	0.69%	0.70%
Total expenses after fees waived and paid indirectly	0.29%	[3]	0.28%	0.35%	0.62%	0.68%	0.68%
Net investment income	0.01%	[3]	0.00%	0.00%	0.48%	2.77%	4.71%

Supplemental Data
Net assets, end of period (000)	$261,588		$270,280	$613,283	$835,930	$1,155,402	$724,122

	Cash Reserve
	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0001		0.0001	0.0000	0.0051	0.0298	0.0481
Dividends from net investment income	(0.0001)		(0.0001)	(0.0000)	(0.0051)	(0.0298)	(0.0481)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	[2]	0.01%	0.00%	0.51%	3.02%	4.92%

Ratios to Average Net Assets
Total expenses	0.59%	[3]	0.59%	0.59%	0.61%	0.59%	0.60%
Total expenses after fees waived and paid indirectly	0.29%	[3]	0.31%	0.34%	0.54%	0.58%	0.58%
Net investment income	0.01%	[3]	0.00%	0.00%	0.45%	3.09%	4.80%

Supplemental Data
Net assets, end of period (000)	$15,643		$16,695	$33,627	$16,312	$10,398	$12,090

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

60	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012

Financial Highlights (continued)	TempFund

	Administration
	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0002		0.0003	0.0006	0.0076	0.0328	0.0511
Dividends from net investment income	(0.0002)		(0.0003)	(0.0006)	(0.0076)	(0.0328)	(0.0511)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.02%	[2]	0.04%	0.06%	0.76%	3.33%	5.23%

Ratios to Average Net Assets
Total expenses	0.29%	[3]	0.29%	0.29%	0.31%	0.29%	0.30%
Total expenses after fees waived and paid indirectly	0.28%	[3]	0.27%	0.28%	0.31%	0.28%	0.28%
Net investment income	0.03%	[3]	0.03%	0.06%	0.75%	3.25%	5.11%

Supplemental Data
Net assets, end of period (000)	$2,010,385		$1,953,551	$1,681,583	$2,007,285	$2,079,257	$1,842,566

	Select
	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000		0.0000	0.0000	0.0031	0.0256	0.0439
Dividends from net investment income	(0.0000)		(0.0000)	(0.0000)	(0.0031)	(0.0256)	(0.0439)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	[2]	0.00%	0.00%	0.31%	2.59%	4.48%

Ratios to Average Net Assets
Total expenses	1.04%	[3]	1.04%	1.04%	1.06%	1.04%	1.05%
Total expenses after fees waived and paid indirectly	0.30%	[3]	0.30%	0.34%	0.77%	1.00%	1.00%
Net investment income	0.00%	[3]	0.00%	0.00%	0.32%	2.56%	4.39%

Supplemental Data
Net assets, end of period (000)	$528,901		$586,363	$563,559	$829,031	$922,457	$888,584

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012	61

Financial Highlights (concluded)	TempFund

	Private Client
	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000		0.0000	0.0000	0.0045	0.0288	0.0473
Dividends from net investment income	(0.0000)		(0.0000)	(0.0000)	(0.0045)	(0.0288)	(0.0473)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	[2]	0.00%	0.00%	0.45%	2.92%	4.84%

Ratios to Average Net Assets
Total expenses	1.04%	[3]	1.04%	1.04%	1.07%	1.04%	1.05%
Total expenses after fees waived and paid indirectly	0.31%	[3]	0.30%	0.34%	0.66%	0.68%	0.65%
Net investment income	0.00%	[3]	0.00%	0.00%	0.65%	3.03%	4.73%

Supplemental Data
Net assets, end of period (000)	$18,075		$12,658	$19,942	$30,502	$148,322	$1,566,346

	Premier
	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000		0.0000	0.0000	0.0045	0.0288	0.0473
Dividends from net investment income	(0.0000)		(0.0000)	(0.0000)	(0.0045)	(0.0288)	(0.0473)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	[2]	0.00%	0.00%	0.45%	2.92%	4.84%

Ratios to Average Net Assets
Total expenses	0.79%	[3]	0.79%	0.79%	0.81%	0.79%	0.80%
Total expenses after fees waived and paid indirectly	0.30%	[3]	0.31%	0.32%	0.64%	0.68%	0.66%
Net investment income	0.00%	[3]	0.00%	0.00%	0.50%	2.99%	4.73%

Supplemental Data
Net assets, end of period (000)	$20,572		$20,011	$42,558	$220,876	$338,821	$509,731

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

62	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012

Financial Highlights	T-Fund

	Institutional
	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0001		0.0001	0.0001	0.0012	0.0224	0.0493
Net realized gain	–		–	0.0001	0.0001	–	–
Net increase from investment operations	0.0001		0.0001	0.0002	0.0013	0.0224	0.0493

Dividends and distributions from:
Net investment income	(0.0001)		(0.0001)	(0.0001)	(0.0012)	(0.0224)	(0.0493)
Net realized gain	–		–	(0.0001)	(0.0001)	–	–
Total dividends and distributions	(0.0001)		(0.0001)	(0.0002)	(0.0013)	(0.0224)	(0.0493)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	[2]	0.01%	0.02%	0.13%	2.26%	5.05%

Ratios to Average Net Assets
Total expenses	0.20%	[3]	0.22%	0.22%	0.25%	0.22%	0.25%
Total expenses after fees waived and paid indirectly	0.09%	[3]	0.11%	0.18%	0.23%	0.21%	0.20%
Net investment income	0.01%	[3]	0.01%	0.02%	0.17%	2.01%	4.88%

Supplemental Data
Net assets, end of period (000)	$16,415,783		$12,586,527	$5,571,099	$5,753,138	$18,422,915	$6,280,213

	Dollar
	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0001		0.0001	0.0000	0.0002	0.0199	0.0468
Net realized gain	–		–	0.0001	0.0001	–	–
Net increase from investment operations	0.0001		0.0001	0.0001	0.0003	0.0199	0.0468

Dividends and distributions from:
Net investment income	(0.0001)		(0.0001)	(0.0000)	(0.0002)	(0.0199)	(0.0468)
Net realized gain	–		–	(0.0001)	(0.0001)	–	–
Total dividends and distributions	(0.0001)		(0.0001)	(0.0001)	(0.0003)	(0.0199)	(0.0468)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	[2]	0.01%	0.01%	0.03%	2.00%	4.79%

Ratios to Average Net Assets
Total expenses	0.45%	[3]	0.47%	0.47%	0.50%	0.47%	0.51%
Total expenses after fees waived and paid indirectly	0.09%	[3]	0.12%	0.20%	0.36%	0.45%	0.45%
Net investment income	0.01%	[3]	0.01%	0.00%	0.04%	2.13%	4.69%

Supplemental Data
Net assets, end of period (000)	$556,440		$497,029	$406,682	$339,493	$973,576	$775,904

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012	63

Financial Highlights (continued)	T-Fund

	Cash Management
	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0001		0.0001	0.0000	0.0001	0.0174	0.0443
Net realized gain	–		–	0.0001	0.0001	–	–
Net increase from investment operations	0.0001		0.0001	0.0001	0.0002	0.0174	0.0443

Dividends and distributions from:
Net investment income	(0.0001)		(0.0001)	(0.0000)	(0.0001)	(0.0174)	(0.0443)
Net realized gain	–		–	(0.0001)	(0.0001)	–	–
Total dividends and distributions	(0.0001)		(0.0001)	(0.0001)	(0.0002)	(0.0174)	(0.0443)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	[2]	0.01%	0.01%	0.02%	1.75%	4.53%

Ratios to Average Net Assets
Total expenses	0.70%	[3]	0.72%	0.72%	0.74%	0.72%	0.75%
Total expenses after fees waived and paid indirectly	0.08%	[3]	0.13%	0.20%	0.34%	0.70%	0.70%
Net investment income	0.01%	[3]	0.00%	0.00%	0.01%	1.78%	4.42%

Supplemental Data
Net assets, end of period (000)	$1,572,958		$1,030,126	$254,091	$470,609	$543,153	$552,059

	Administration
	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0001		0.0001	0.0000	0.0005	0.0214	0.0484
Net realized gain	–		–	0.0001	0.0001	–	–
Net increase from investment operations	0.0001		0.0001	0.0001	0.0006	0.0214	0.0484

Dividends and distributions from:
Net investment income	(0.0001)		(0.0001)	(0.0000)	(0.0005)	(0.0214)	(0.0484)
Net realized gain	–		–	(0.0001)	(0.0001)	–	–
Total dividends and distributions	(0.0001)		(0.0001)	(0.0001)	(0.0006)	(0.0214)	(0.0484)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	[2]	0.01%	0.01%	0.06%	2.16%	4.94%

Ratios to Average Net Assets
Total expenses	0.30%	[3]	0.32%	0.32%	0.34%	0.31%	0.35%
Total expenses after fees waived and paid indirectly	0.09%	[3]	0.13%	0.20%	0.29%	0.29%	0.30%
Net investment income	0.01%	[3]	0.01%	0.01%	0.06%	2.30%	4.77%

Supplemental Data
Net assets, end of period (000)	$23,011		$32,718	$35,370	$38,571	$44,215	$83,990

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

64	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012

Financial Highlights (concluded)	T-Fund

	Select
	Six Months Ended April 30, 2012		Year Ended October 31,			Period February 28, 2008[1] to
	(Unaudited)		2011	2010	2009	October 31, 2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00
Net investment income	0.0001		0.0001	0.0000	0.0003	0.0061
Net realized gain	–		–	0.0001	0.0001	–
Net increase from investment operations	0.0001		0.0001	0.0001	0.0004	0.0061

Dividends and distributions from:
Net investment income	(0.0001)		(0.0001)	(0.0000)	(0.0003)	(0.0061)
Net realized gain	–		–	(0.0001)	(0.0001)	–
Total dividends and distributions	(0.0001)		(0.0001)	(0.0001)	(0.0004)	(0.0061)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Based on net asset value	0.01%	[3]	0.01%	0.01%	0.04%	0.61%	[3]

Ratios to Average Net Assets
Total expenses	1.05%	[4]	1.07%	1.07%	1.10%	1.07%	[4]
Total expenses after fees waived and paid indirectly	0.09%	[4]	0.13%	0.19%	0.32%	0.91%	[4]
Net investment income	0.01%	[4]	0.00%	0.00%	0.03%	0.66%	[4]

Supplemental Data
Net assets, end of period (000)	$188,921		$132,339	$261,679	$233,098	$218,773

	Premier
	Six Months Ended April 30, 2012		Year Ended October 31,				Period October 9, 2007[1] to
	(Unaudited)		2011	2010	2009	2008	October 31, 2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0001		0.0001	0.0000	0.0003	0.0176	0.0025
Net realized gain	–		–	0.0001	0.0001	–	–
Net increase from investment operations	0.0001		0.0001	0.0001	0.0004	0.0176	0.0025

Dividends and distributions from:
Net investment income	(0.0001)		(0.0001)	(0.0000)	(0.0003)	(0.0176)	(0.0025)
Net realized gain	–		–	(0.0001)	(0.0001)	–	–
Total dividends and distributions	(0.0001)		(0.0001)	(0.0001)	(0.0004)	(0.0176)	(0.0025)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Based on net asset value	0.01%	[3]	0.01%	0.01%	0.04%	1.77%	0.24%	[3]

Ratios to Average Net Assets
Total expenses	0.80%	[4]	0.82%	0.82%	0.85%	0.82%	0.84%	[4]
Total expenses after fees waived and paid indirectly	0.10%	[4]	0.07%	0.18%	0.33%	0.68%	0.68%	[4]
Net investment income	0.01%	[4]	0.01%	0.00%	0.05%	1.43%	4.14%	[4]

Supplemental Data
Net assets, end of period (000)	$2		$17	$684	$104,295	$189,222	$1

[1]	Commencement of operations.
[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012	65

Financial Highlights	Treasury Trust Fund

	Institutional
	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000		0.0000	0.0000	0.0009	0.0199	0.0458
Net realized gain	–		–	0.0001	0.0002	–	–
Net increase from investment operations	0.0000		0.0000	0.0001	0.0011	0.0199	0.0458

Dividends and distributions from:
Net investment income	(0.0000)		(0.0000)	(0.0000)	(0.0009)	(0.0199)	(0.0458)
Net realized gain	–		–	(0.0001)	(0.0002)	–	–
Total dividends and distributions	(0.0000)		(0.0000)	(0.0001)	(0.0011)	(0.0199)	(0.0458)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	[2]	0.00%	0.01%	0.11%	2.01%	4.68%

Ratios to Average Net Assets
Total expenses	0.23%	[3]	0.24%	0.25%	0.26%	0.24%	0.29%
Total expenses after fees waived and paid indirectly	0.04%	[3]	0.09%	0.13%	0.23%	0.20%	0.20%
Net investment income	0.00%	[3]	0.00%	0.00%	0.13%	1.73%	4.38%

Supplemental Data
Net assets, end of period (000)	$4,432,929		$4,836,239	$2,879,900	$4,229,992	$6,669,302	$2,370,308

	Dollar
	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000		0.0000	0.0000	0.0003	0.0174	0.0433
Net realized gain	–		–	0.0001	0.0002	–	–
Net increase from investment operations	0.0000		0.0000	0.0001	0.0005	0.0174	0.0433

Dividends and distributions from:
Net investment income	(0.0000)		(0.0000)	(0.0000)	(0.0003)	(0.0174)	(0.0433)
Net realized gain	–		–	(0.0001)	(0.0002)	–	–
Total dividends and distributions	(0.0000)		(0.0000)	(0.0001)	(0.0005)	(0.0174)	(0.0433)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	[2]	0.00%	0.01%	0.05%	1.75%	4.42%

Ratios to Average Net Assets
Total expenses	0.48%	[3]	0.49%	0.50%	0.51%	0.49%	0.55%
Total expenses after fees waived and paid indirectly	0.04%	[3]	0.10%	0.14%	0.36%	0.45%	0.45%
Net investment income	0.00%	[3]	0.00%	0.00%	0.08%	1.39%	4.36%

Supplemental Data
Net assets, end of period (000)	$133,316		$160,529	$220,837	$107,483	$632,855	$173,312

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

66	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012

Financial Highlights (concluded)	Treasury Trust Fund

	Cash Management
	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000		0.0000	0.0000	0.0001	0.0149	0.0408
Net realized gain	–		–	0.0001	0.0002	–	–
Net increase from investment operations	0.0000		0.0000	0.0001	0.0003	0.0149	0.0408
Dividends and distributions from:
Net investment income	(0.0000)		(0.0000)	(0.0000)	(0.0001)	(0.0149)	(0.0408)
Net realized gain	–		–	(0.0001)	(0.0002)	–	–
Total dividends and distributions	(0.0000)		(0.0000)	(0.0001)	(0.0003)	(0.0149)	(0.0408)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	[2]	0.00%	0.01%	0.03%	1.50%	4.16%

Ratios to Average Net Assets
Total expenses	0.73%	[3]	0.74%	0.75%	0.76%	0.73%	0.80%
Total expenses after fees waived and paid indirectly	0.04%	[3]	0.10%	0.14%	0.35%	0.70%	0.70%
Net investment income	0.00%	[3]	0.00%	0.01%	0.01%	1.34%	4.10%

Supplemental Data
Net assets, end of period (000)	$13,076		$7,792	$33,187	$42,613	$109,531	$54,373

	Administration
	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000		0.0000	0.0000	0.0005	0.0189	0.0448
Net realized gain	–		–	0.0001	0.0002	–	–
Net increase from investment operations	0.0000		0.0000	0.0001	0.0007	0.0189	0.0448
Dividends and distributions from:
Net investment income	(0.0000)		(0.0000)	(0.0000)	(0.0005)	(0.0189)	(0.0448)
Net realized gain	–		–	(0.0001)	(0.0002)	–	–
Total dividends and distributions	(0.0000)		(0.0000)	(0.0001)	(0.0007)	(0.0189)	(0.0448)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	[2]	0.00%	0.01%	0.08%	1.90%	4.57%

Ratios to Average Net Assets
Total expenses	0.33%	[3]	0.34%	0.35%	0.36%	0.34%	0.40%
Total expenses after fees waived and paid indirectly	0.04%	[3]	0.08%	0.14%	0.27%	0.30%	0.30%
Net investment income	0.00%	[3]	0.00%	0.00%	0.08%	1.79%	4.49%

Supplemental Data
Net assets, end of period (000)	$126,580		$152,459	$112,779	$137,760	$234,311	$96,955

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.

2 Aggregate total investment return.

3 Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012	67

Financial Highlights	MuniCash

	Institutional
	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0004		0.0012	0.0018	0.0076	0.0266	0.0353
Dividends from net investment income	(0.0004)		(0.0012)	(0.0018)	(0.0076)	(0.0266)	(0.0353)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.04%	[2]	0.12%	0.18%	0.76%	2.68%	3.59%

Ratios to Average Net Assets
Total expenses	0.40%	[3]	0.38%	0.37%	0.42%	0.38%	0.36%
Total expenses after fees waived and paid indirectly	0.20%	[3]	0.20%	0.20%	0.24%	0.17%	0.20%
Net investment income	0.08%	[3]	0.13%	0.18%	0.70%	2.72%	3.54%

Supplemental Data
Net assets, end of period (000)	$229,904		$324,027	$736,547	$881,869	$459,835	$919,878

	Dollar							Cash Reserve
	Six Months Ended April 30, 2012		Year Ended October 31,					Period November 15, 2011[4] to April 30, 2012
	(Unaudited)		2011	2010	2009	2008	2007	(Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000		0.0000	0.0000	0.0051	0.0241	0.0328	0.0000
Dividends from net investment income	(0.0000)		(0.0000)	(0.0000)	(0.0051)	(0.0241)	(0.0328)	(0.0000)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	[2]	0.00%	0.00%	0.51%	2.42%	3.33%	0.00%	[2]

Ratios to Average Net Assets
Total expenses	0.65%	[3]	0.63%	0.62%	0.67%	0.63%	0.61%	0.88%	[3]
Total expenses after fees waived and paid indirectly	0.28%	[3]	0.32%	0.38%	0.49%	0.42%	0.45%	0.29%	[3]
Net investment income	0.00%	[3]	0.00%	0.00%	0.46%	2.37%	3.28%	0.00%	[3]

Supplemental Data
Net assets, end of period (000)	$58,059		$76,338	$86,389	$134,668	$89,851	$85,628	$2

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.
[4]	Commencement of operations.

See Notes to Financial Statements.

68	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012

Financial Highlights	MuniFund

	Institutional
	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0002		0.0009	0.0013	0.0063	0.0254	0.0349
Dividends from net investment income	(0.0002)		(0.0009)	(0.0013)	(0.0063)	(0.0254)	(0.0349)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.02%	[2]	0.09%	0.14%	0.63%	2.56%	3.55%

Ratios to Average Net Assets
Total expenses	0.33%	[3]	0.31%	0.28%	0.30%	0.29%	0.33%
Total expenses after fees waived and paid indirectly	0.19%	[3]	0.19%	0.20%	0.23%	0.20%	0.20%
Net investment income	0.03%	[3]	0.09%	0.13%	0.57%	2.46%	3.49%

Supplemental Data
Net assets, end of period (000)	$1,685,053		$1,479,126	$2,584,701	$4,233,114	$2,834,406	$2,316,504

	Dollar
	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000		0.0000	0.0000	0.0039	0.0229	0.0324
Dividends from net investment income	(0.0000)		(0.0000)	(0.0000)	(0.0039)	(0.0229)	(0.0324)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	[2]	0.00%	0.00%	0.39%	2.30%	3.29%

Ratios to Average Net Assets
Total expenses	0.58%	[3]	0.56%	0.53%	0.55%	0.54%	0.58%
Total expenses after fees waived and paid indirectly	0.22%	[3]	0.28%	0.33%	0.47%	0.45%	0.45%
Net investment income	0.00%	[3]	0.00%	0.00%	0.38%	2.21%	3.23%

Supplemental Data
Net assets, end of period (000)	$110,354		$134,835	$103,206	$188,188	$135,168	$147,606

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012	69

Financial Highlights (continued)	MuniFund

	Cash Management
	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000		0.0000	0.0000	0.0022	0.0204	0.0299
Dividends from net investment income	(0.0000)		(0.0000)	(0.0000)	(0.0022)	(0.0204)	(0.0299)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	[2]	0.00%	0.00%	0.22%	2.05%	3.03%

Ratios to Average Net Assets
Total expenses	0.83%	[3]	0.81%	0.78%	0.81%	0.79%	0.83%
Total expenses after fees waived and paid indirectly	0.21%	[3]	0.30%	0.33%	0.66%	0.70%	0.70%
Net investment income	0.00%	[3]	0.00%	0.00%	0.26%	1.92%	2.98%

Supplemental Data
Net assets, end of period (000)	$1,370		$1,384	$22,811	$75,347	$132,115	$40,620

	Administration
	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000		0.0002	0.0004	0.0053	0.0244	0.0339
Dividends from net investment income	(0.0000)		(0.0002)	(0.0004)	(0.0053)	(0.0244)	(0.0339)
Net asset value, end of year	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	[2]	0.02%	0.03%	0.53%	2.46%	3.44%

Ratios to Average Net Assets
Total expenses	0.43%	[3]	0.41%	0.38%	0.40%	0.39%	0.43%
Total expenses after fees waived and paid indirectly	0.21%	[3]	0.27%	0.30%	0.33%	0.30%	0.30%
Net investment income	0.00%	[3]	0.02%	0.04%	0.49%	2.35%	3.39%

Supplemental Data
Net assets, end of year (000)	$401,513		$442,810	$481,305	$777,416	$557,300	$389,468

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

70	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012

Financial Highlights (continued)	MuniFund

	Select
	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000		0.0000	0.0000	0.0009	0.0173	0.0269
Dividends from net investment income	(0.0000)		(0.0000)	(0.0000)	(0.0009)	(0.0173)	(0.0269)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	[2]	0.00%	0.00%	0.09%	1.74%	2.72%

Ratios to Average Net Assets
Total expenses	1.18%	[3]	1.16%	1.13%	1.15%	1.14%	1.18%
Total expenses after fees waived and paid indirectly	0.22%	[3]	0.28%	0.33%	0.77%	1.00%	1.00%
Net investment income	0.00%	[3]	0.00%	0.00%	0.07%	1.70%	2.68%

Supplemental Data
Net assets, end of period (000)	$23,405		$18,857	$19,190	$30,169	$25,432	$38,401

	Private Client
	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000		0.0000	0.0000	0.0023	0.0206	0.0303
Dividends from net investment income	(0.0000)		(0.0000)	(0.0000)	(0.0023)	(0.0206)	(0.0303)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	[2]	0.00%	0.00%	0.23%	2.07%	3.08%

Ratios to Average Net Assets
Total expenses	1.18%	[3]	1.16%	1.13%	1.16%	1.14%	1.18%
Total expenses after fees waived and paid indirectly	0.22%	[3]	0.29%	0.33%	0.66%	0.68%	0.65%
Net investment income	0.00%	[3]	0.00%	0.00%	0.30%	1.95%	3.03%

Supplemental Data
Net assets, end of period (000)	$2,058		$2,130	$4,072	$5,575	$29,315	$293,358

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.

2 Aggregate total investment return.

3 Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012	71

Financial Highlights (concluded)	MuniFund

	Premier
	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000		0.0000	0.0000	0.0023	0.0206	0.0300
Dividends from net investment income	(0.0000)		(0.0000)	(0.0000)	(0.0023)	(0.0206)	(0.0300)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	[2]	0.00%	0.00%	0.23%	2.07%	3.08%

Ratios to Average Net Assets
Total expenses	0.93%	[3]	0.91%	0.88%	0.90%	0.89%	0.93%
Total expenses after fees waived and paid indirectly	0.22%	[3]	0.28%	0.33%	0.64%	0.68%	0.66%
Net investment income	0.00%	[3]	0.00%	0.00%	0.25%	2.04%	3.03%

Supplemental Data
Net assets, end of period (000)	$16,223		$15,026	$7,160	$153,956	$134,994	$264,304

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.

2 Aggregate total investment return.

3 Annualized.

See Notes to Financial Statements.

72	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012

Financial Highlights	California Money Fund

	Institutional
	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000		0.0009	0.0016	0.0042	0.0216	0.0341
Net realized gain	–		0.0013	–	–	–	–
Net increase from investment operations	0.0000		0.0022	0.0016	0.0042	0.0216	0.0341

Dividends and distributions from:
Net investment income	(0.0000)		(0.0009)	(0.0016)	(0.0042)	(0.0216)	(0.0341)
Net realized gain	–		(0.0013)	–	–	–	–
Total dividends and distributions	(0.0000)		(0.0022)	(0.0016)	(0.0042)	(0.0216)	(0.0341)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	[2]	0.22%	0.16%	0.43%	2.18%	3.46%

Ratios to Average Net Assets
Total expenses	0.42%	[3]	0.42%	0.41%	0.44%	0.40%	0.40%
Total expenses after fees waived and paid indirectly	0.17%	[3]	0.19%	0.20%	0.24%	0.20%	0.20%
Net investment income	0.02%	[3]	0.09%	0.16%	0.44%	2.14%	3.40%

Supplemental Data
Net assets, end of period (000)	$203,658		$284,521	$280,309	$459,650	$669,672	$778,621

	Dollar
	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000		0.0000	0.0000	0.0020	0.0191	0.0316
Net realized gain	–		0.0013	–	–	–	–
Net increase from investment operations	0.0000		0.0013	0.0000	0.0020	0.0191	0.0316

Dividends and distributions from:
Net investment income	(0.0000)		(0.0000)	(0.0000)	(0.0020)	(0.0191)	(0.0316)
Net realized gain	–		(0.0013)	–	–	–	–
Total dividends and distributions	(0.0000)		(0.0013)	(0.0000)	(0.0020)	(0.0191)	(0.0316)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	[2]	0.13%	0.00%	0.20%	1.92%	3.20%

Ratios to Average Net Assets
Total expenses	0.67%	[3]	0.67%	0.66%	0.69%	0.65%	0.65%
Total expenses after fees waived and paid indirectly	0.18%	[3]	0.29%	0.36%	0.47%	0.45%	0.45%
Net investment income	0.01%	[3]	0.00%	0.00%	0.19%	2.25%	3.16%

Supplemental Data
Net assets, end of period (000)	$8,294		$7,631	$15,957	$18,147	$9,421	$47,235

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012	73

Financial Highlights (continued)	California Money Fund

	Cash Management
	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000		0.0000	0.0000	0.0008	0.0166	0.0291
Net realized gain	–		0.0013	–	–	–	–
Net increase from investment operations	0.0000		0.0013	0.0000	0.0008	0.0166	0.0291

Dividends and distributions from:
Net investment income	(0.0000)		(0.0000)	(0.0000)	(0.0008)	(0.0166)	(0.0291)
Net realized gain	–		(0.0013)	–	–	–	–
Total dividends and distributions	(0.0000)		(0.0013)	(0.0000)	(0.0008)	(0.0166)	(0.0291)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	[2]	0.13%	0.00%	0.08%	1.67%	2.95%

Ratios to Average Net Assets
Total expenses	0.88%	[3]	0.88%	0.92%	0.93%	0.89%	0.90%
Total expenses after fees waived and paid indirectly	0.18%	[3]	0.32%	0.38%	0.64%	0.70%	0.70%
Net investment income	0.01%	[3]	0.00%	0.00%	0.18%	1.93%	2.92%

Supplemental Data
Net assets, end of period (000)	$1		$3	$5	$10	$63	$21,289

	Administration
	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000		0.0003	0.0006	0.0033	0.0206	0.0331
Net realized gain	–		0.0013	–	–	–	–
Net increase from investment operations	0.0000		0.0016	0.0006	0.0033	0.0206	0.0331

Dividends and distributions from:
Net investment income	(0.0000)		(0.0003)	(0.0006)	(0.0033)	(0.0206)	(0.0331)
Net realized gain	–		(0.0013)	–	–	–	–
Total dividends and distributions	(0.0000)		(0.0016)	(0.0006)	(0.0033)	(0.0206)	(0.0331)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	[2]	0.16%	0.06%	0.33%	2.08%	3.36%

Ratios to Average Net Assets
Total expenses	0.52%	[3]	0.52%	0.51%	0.54%	0.50%	0.50%
Total expenses after fees waived and paid indirectly	0.18%	[3]	0.26%	0.30%	0.34%	0.30%	0.30%
Net investment income	0.01%	[3]	0.04%	0.06%	0.34%	2.20%	3.31%

Supplemental Data
Net assets, end of period (000)	$1,224		$1,322	$2,545	$2,676	$2,418	$6,971

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

74	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012

Financial Highlights (continued)	California Money Fund

	Select
	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000		0.0000	0.0000	0.0004	0.0136	0.0261
Net realized gain	–		0.0013	–	–	–	–
Net increase from investment operations	0.0000		0.0013	0.0000	0.0004	0.0136	0.0261

Dividends and distributions from:
Net investment income	(0.0000)		(0.0000)	(0.0000)	(0.0004)	(0.0136)	(0.0261)
Net realized gain	–		(0.0013)	–	–	–	–
Total dividends and distributions	(0.0000)		(0.0013)	(0.0000)	(0.0004)	(0.0136)	(0.0261)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	[2]	0.13%	0.00%	0.04%	1.37%	2.64%

Ratios to Average Net Assets
Total expenses	1.27%	[3]	1.27%	1.26%	1.29%	1.25%	1.25%
Total expenses after fees waived and paid indirectly	0.18%	[3]	0.28%	0.36%	0.62%	1.00%	1.00%
Net investment income	0.01%	[3]	0.00%	0.00%	0.04%	1.36%	2.61%

Supplemental Data
Net assets, end of period (000)	$12,215		$16,535	$16,658	$40,601	$43,261	$35,563

	Private Client
	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000		0.0000	0.0000	0.0008	0.0168	0.0296
Net realized gain	–		0.0013	–	–	–	–
Net increase from investment operations	0.0000		0.0013	0.0000	0.0008	0.0168	0.0296

Dividends and distributions from:
Net investment income	(0.0000)		(0.0000)	(0.0000)	(0.0008)	(0.0168)	(0.0296)
Net realized gain	–		(0.0013)	–	–	–	–
Total dividends and distributions	(0.0000)		(0.0013)	(0.0000)	(0.0008)	(0.0168)	(0.0296)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	[2]	0.13%	0.00%	0.08%	1.69%	2.99%

Ratios to Average Net Assets
Total expenses	1.27%	[3]	1.27%	1.26%	1.29%	1.24%	1.25%
Total expenses after fees waived and paid indirectly	0.18%	[3]	0.28%	0.36%	0.61%	0.68%	0.65%
Net investment income	0.01%	[3]	0.00%	0.00%	0.11%	1.59%	2.95%

Supplemental Data
Net assets, end of period (000)	$4,338		$5,009	$4,381	$5,403	$24,422	$196,002

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012	75

Financial Highlights (concluded)	California Money Fund

	Premier
	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000		0.0000	0.0000	0.0008	0.0168	0.0295
Net realized gain	–		0.0013	–	–	–	–
Net increase from investment operations	0.0000		0.0013	0.0000	0.0008	0.0168	0.0295

Dividends and distributions from:
Net investment income	(0.0000)		(0.0000)	(0.0000)	(0.0008)	(0.0168)	(0.0295)
Net realized gain	–		(0.0013)	–	–	–	–
Total dividends and distributions	(0.0000)		(0.0013)	(0.0000)	(0.0008)	(0.0168)	(0.0295)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	[2]	0.13%	0.00%	0.08%	1.69%	2.99%

Ratios to Average Net Assets
Total expenses	1.02%	[3]	1.02%	1.01%	1.04%	1.00%	1.00%
Total expenses after fees waived and paid indirectly	0.18%	[3]	0.28%	0.36%	0.63%	0.68%	0.66%
Net investment income	0.01%	[3]	0.00%	0.00%	0.08%	1.86%	2.94%

Supplemental Data
Net assets, end of period (000)	$1,787		$1,786	$2,274	$6,093	$13,530	$45,924

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

76	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012

Financial Highlights	New York Money Fund

	Institutional
	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0001		0.0006	0.0012	0.0044	0.0227	0.0346
Net realized gain	–		0.0032	–	–	–	–
Net increase from investment operations	0.0001		0.0038	0.0012	0.0044	0.0227	0.0346

Dividends and distributions from:
Net investment income	(0.0001)		(0.0006)	(0.0012)	(0.0044)	(0.0227)	(0.0346)
Net realized gain	–		(0.0032)	–	–	–	–
Total dividends and distributions	(0.0001)		(0.0038)	(0.0012)	(0.0044)	(0.0227)	(0.0346)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	[2]	0.37%	0.12%	0.44%	2.28%	3.51%

Ratios to Average Net Assets
Total expenses	0.43%	[3]	0.43%	0.41%	0.45%	0.40%	0.41%
Total expenses after fees waived and paid indirectly	0.18%	[3]	0.19%	0.20%	0.24%	0.20%	0.20%
Net investment income	0.02%	[3]	0.06%	0.11%	0.44%	2.16%	3.45%

Supplemental Data
Net assets, end of period (000)	$131,343		$125,869	$192,928	$361,353	$391,793	$357,803

	Cash Management
	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000		0.0000	0.0000	0.0010	0.0176	0.0296
Net realized gain	–		0.0032	–	–	–	–
Net increase from investment operations	0.0000		0.0032	0.0000	0.0010	0.0176	0.0296

Dividends and distributions from:
Net investment income	(0.0000)		(0.0000)	(0.0000)	(0.0010)	(0.0176)	(0.0296)
Net realized gain	–		(0.0032)	–	–	–	–
Total dividends and distributions	(0.0000)		(0.0032)	(0.0000)	(0.0010)	(0.0176)	(0.0296)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	[2]	0.32%	0.00%	0.10%	1.77%	3.00%

Ratios to Average Net Assets
Total expenses	0.93%	[3]	0.93%	0.91%	0.95%	0.91%	0.91%
Total expenses after fees waived and paid indirectly	0.20%	[3]	0.25%	0.31%	0.65%	0.70%	0.70%
Net investment income	0.01%	[3]	0.00%	0.00%	0.15%	1.70%	2.96%

Supplemental Data
Net assets, end of period (000)	$11,217		$5,171	$6,750	$6,968	$20,066	$15,062

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012	77

Financial Highlights (continued)	New York Money Fund

	Administration
	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000		0.0000	0.0002	0.0034	0.0216	0.0336
Net realized gain	–		0.0032	–	–	–	–
Net increase from investment operations	0.0000		0.0032	0.0002	0.0034	0.0216	0.0336

Dividends and distributions from:
Net investment income	(0.0000)		(0.0000)	(0.0002)	(0.0034)	(0.0216)	(0.0336)
Net realized gain	–		(0.0032)	–	–	–	–
Total dividends and distributions	(0.0000)		(0.0032)	(0.0002)	(0.0034)	(0.0216)	(0.0336)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	[2]	0.32%	0.03%	0.34%	2.18%	3.41%

Ratios to Average Net Assets
Total expenses	0.53%	[3]	0.53%	0.51%	0.55%	0.51%	0.51%
Total expenses after fees waived and paid indirectly	0.18%	[3]	0.24%	0.29%	0.34%	0.30%	0.30%
Net investment income	0.01%	[3]	0.01%	0.03%	0.36%	2.18%	3.35%

Supplemental Data
Net assets, end of period (000)	$5,419		$11,153	$12,067	$11,997	$15,587	$13,158

	Select
	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000		0.0000	0.0000	0.0005	0.0146	0.0266
Net realized gain	–		0.0032	–	–	–	–
Net increase from investment operations	0.0000		0.0032	0.0000	0.0005	0.0146	0.0266

Dividends and distributions from:
Net investment income	(0.0000)		(0.0000)	(0.0000)	(0.0005)	(0.0146)	(0.0266)
Net realized gain	–		(0.0032)	–	–	–	–
Total dividends and distributions	(0.0000)		(0.0032)	(0.0000)	(0.0005)	(0.0146)	(0.0266)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	[2]	0.32%	0.00%	0.05%	1.47%	2.69%

Ratios to Average Net Assets
Total expenses	1.28%	[3]	1.28%	1.26%	1.30%	1.25%	1.26%
Total expenses after fees waived and paid indirectly	0.19%	[3]	0.25%	0.31%	0.65%	1.00%	1.00%
Net investment income	0.01%	[3]	0.00%	0.00%	0.06%	1.40%	2.66%

Supplemental Data
Net assets, end of period (000)	$13,338		$10,281	$15,198	$4,512	$6,173	$6,255

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

78	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012

Financial Highlights (concluded)	New York Money Fund

	Private Client
	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000		0.0000	0.0000	0.0011	0.0178	0.0300
Net realized gain	–		0.0032	–	–	–	–
Net increase from investment operations	0.0000		0.0032	0.0000	0.0011	0.0178	0.0300

Dividends and distributions from:
Net investment income	(0.0000)		(0.0000)	(0.0000)	(0.0011)	(0.0178)	(0.0300)
Net realized gain	–		(0.0032)	–	–	–	–
Total dividends and distributions	(0.0000)		(0.0032)	(0.0000)	(0.0011)	(0.0178)	(0.0300)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	[2]	0.32%	0.00%	0.11%	1.79%	3.05%

Ratios to Average Net Assets
Total expenses	1.29%	[3]	1.28%	1.26%	1.30%	1.25%	1.26%
Total expenses after fees waived and paid indirectly	0.19%	[3]	0.26%	0.32%	0.60%	0.68%	0.66%
Net investment income	0.01%	[3]	0.00%	0.00%	0.14%	1.68%	3.00%

Supplemental Data
Net assets, end of period (000)	$739		$2,499	$8,648	$6,556	$13,877	$175,446

	Premier
	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000		0.0000	0.0000	0.0011	0.0178	0.0300
Net realized gain	–		0.0032	–	–	–	–
Net increase from investment operations	0.0000		0.0032	0.0000	0.0011	0.0178	0.0300

Dividends and distributions from:
Net investment income	(0.0000)		(0.0000)	(0.0000)	(0.0011)	(0.0178)	(0.0300)
Net realized gain	–		(0.0032)	–	–	–	–
Total dividends and distributions	(0.0000)		(0.0032)	(0.0000)	(0.0011)	(0.0178)	(0.0300)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	[2]	0.32%	0.00%	0.11%	1.79%	3.05%

Ratios to Average Net Assets
Total expenses	1.03%	[3]	1.04%	1.01%	1.05%	1.01%	1.01%
Total expenses after fees waived and paid indirectly	0.19%	[3]	0.24%	0.32%	0.58%	0.68%	0.68%
Net investment income	0.01%	[3]	0.00%	0.00%	0.11%	2.18%	3.01%

Supplemental Data
Net assets, end of period (000)	$271		$264	$124	$2,418	$2,387	$14,221

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012	79

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Liquidity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to the Trust’s ten series: Federal Trust Fund, FedFund, TempCash, TempFund, T-Fund, Treasury Trust Fund, MuniCash, MuniFund, California Money Fund and New York Money Fund (collectively, the “Funds” or individually, a “Fund”). Each of the Funds, except California Money Fund and New York Money Fund, is diversified. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from these estimates. Each Fund offers multiple classes of shares although certain share classes may not be outstanding at the report date. Each Fund offers the following classes of shares: Institutional Shares, Dollar Shares, Cash Management Shares, Cash Reserve Shares, Administration Shares, Select Shares, Private Client Shares, Premier Shares and Premier Choice Shares. TempFund, T-Fund, MuniFund, California Money Fund and New York Money Fund also offer Plus Shares. FedFund, TempCash, MuniCash, California Money Fund and New York Money Fund also offer Cash Plus Shares. As of April 30, 2012, no Plus Shares, Cash Plus Shares or Premier Choice Shares were outstanding.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion and amortization of any discounts or premiums are recorded until the maturity of the security. Each Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that they will be able to do so on a continuing basis.

Repurchase Agreements: The Funds may invest in repurchase agreements. In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income and realized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gain are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s US federal tax returns remains open for each of the four years ended October 31, 2011. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In May 2011, the Financial Accounting Standards Board (the “FASB”) issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed as well as disclosure of the level in the fair value hierarchy of assets and liabilities not recorded at fair value but where fair value is disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

In December 2011, the FASB issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net

80	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012

Notes to Financial Statements (continued)

information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses pro rated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

As of April 30, 2012, the PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with BlackRock Advisor, LLC (the “Manager”), the Trust’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory, administration and accounting services to the Funds.

For the management and administration services provided and certain expenses assumed by it under the management agreement, the Manager is entitled to receive the following annual fees computed daily and paid monthly based upon each Fund’s average daily net assets:

Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund
Calculation A	Calculation B
Management Fee is equal to calculation A plus calculation B
.175% of the first $1 billion[1]	.175% of the first $1 billion[2]
.150% of the next $1 billion[1]	.150% of the next $1 billion[2]
.125% of the next $1 billion[1]	.125% of the next $1 billion[2]
.100% of the next $1 billion[1]	.100% of amounts in excess of $3 billion[2]
.095% of the next $1 billion[1]
.090% of the next $1 billion[1]
.085% of the next $1 billion[1]
.080% of amounts in excess of $7 billion[1]
[1]	Based on the combined average net assets of Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.

[2]	Based on the average net assets of the Fund whose fee is being calculated.

TempCash, MuniCash and MuniFund
Management Fee	.350% of the first $1 billion
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.185% of the next $1 billion
.180% of amounts in excess of $7 billion.

TempFund
Management Fee	.350% of the first $1 billion.
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.180% of the next $1 billion
.175% of the next $1 billion
.170% of amounts in excess of $8 billion.

California Money Fund and New York Money Fund
Management Fee	.375% of the first $1 billion
.350% of the next $1 billion
.325% of the next $1 billion
.300% of amounts in excess of $3 billion.

The Manager, as investment advisor and administrator, has contractually agreed to reduce its fees and reimburse expenses to ensure that the combined “Management Fees” and “Miscellaneous Expenses”, excluding service fees, distribution fees and any extraordinary expenses, do not exceed 0.18% of the average daily net assets of TempCash and TempFund and 0.20% of the average daily net assets of Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund, MuniCash, MuniFund, California Money Fund and New York Money Fund. Any fees waived by the Manager with respect to a particular fiscal year are not recoverable. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to March 1, 2013, unless approved by the Board, including a majority of the Independent Trustees.

The Trust, on behalf of the Funds, entered into a separate Distribution Agreement, Distribution Plans and Shareholder Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Select Shares Distribution Plan, the Private Client Shares Distribution Plan and the Premier Shares Distribution Plan, the Trust may pay BRIL a fee for distribution and sales support services. In addition, the Trust may pay service organizations, including affiliates of the Manager, fees for providing certain services (“shareholder services”) to their customers who own shares of the Funds. Pursuant to its respective Shareholder Services Plan, each of the Dollar, Cash Management, Cash Reserve, Administration, Select, Private Client and Premier Share classes are currently paying fees to service organizations, which may include affiliates of the Manager. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012	81

Notes to Financial Statements (continued)

	Service Fee[1]	Distribution Fee[1]
Dollar	0.25%	–
Cash Management	0.50%	–
Cash Reserve	0.40%	–
Administration	0.10%	–
Select	0.50%	0.35%
Private Client	0.50%	0.35%
Premier	0.50%	0.10%

(1)	Due to certain contractual and voluntary waivers, the above stated rates may be reduced.

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fees compensate BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Dollar, Cash Management, Cash Reserve, Administration, Select, Private Client and Premier shareholders.

In addition, BRIL has contractually agreed to waive service and distribution fees until March 1, 2013 so that the net annual fund operating expenses, excluding extraordinary expenses, of the Select Shares, Private Client Shares and Premier Shares do not exceed 1.00%, 0.68% and 0.68%, respectively. The agreement renews automatically for successive one-year periods and may be terminated (i) by a majority of the non-interested Trustees of the Trust of by a vote of a majority of the outstanding voting securities of the Fund or (ii) by the Fund’s distributor, upon written notice 75 days prior to the commencement of a successive one year period.

The Manager and BRIL have also voluntarily agreed to waive a portion of their respective, management, service and distribution fees and/or reimburse operating expenses to enable the Funds’ share classes to maintain minimum levels of net investment income dividend. These amounts are reported in the Statements of Operations as management fees waived and service and distribution fees waived – class specific. The Manager and BRIL may discontinue the voluntary waiver at any time.

For the year ended April 30, 2012, the following tables show the various types of class specific expenses borne directly by each class of each Fund and any associated waivers or reimbursements of those expenses:

Service and Distribution Fees				Share Classes
	Dollar	Cash Management	Cash Reserve	Administration	Select	Private Client	Premier	Total
Federal Trust Fund	$18,938	$30	–	$749	–	–	–	$19,717
FedFund	$548,278	$20,821	$3,517	$9,873	$500,667	$94,653	$3,219	$1,181,028
TempCash	$805,396	–	–	$784	–	–	–	$806,180
TempFund	$1,958,555	$671,234	$32,290	$1,047,488	$2,260,080	$62,264	$71,867	$6,103,778
T-Fund	$644,465	$3,073,490	–	$13,160	$811,381	–	$1,549	$4,544,045
Treasury Trust Fund	$180,474	$37,263	–	$69,900	–	–	–	$287,637
MuniCash	$85,565	–	$12	–	–	–	–	$85,577
MuniFund	$157,995	$4,176	–	$244,151	$86,503	$8,881	$46,668	$548,374
California Money Fund	$10,288	$3	–	$673	$58,587	$20,832	$5,327	$95,710
New York Money Fund	–	$18,580	–	$4,959	$49,207	$4,663	$1,002	$78,411

Service and Distribution Fees Waived				Share Classes
	Dollar	Cash Management	Cash Reserve	Administration	Select	Private Client	Premier	Total
Federal Trust Fund	$18,938	$30	–	$749	–	–	–	$19,717
FedFund	$545,556	$20,807	$3,504	$9,748	$499,862	$94,519	$3,210	$1,177,206
TempCash	$396,239	–	–	$160	–	–	–	$396,399
TempFund	$1,071,755	$518,546	$23,115	$43,954	$1,930,844	$52,990	$57,072	$3,698,276
T-Fund	$644,465	$3,073,490	–	$13,160	$811,381	–	$1,549	$4,544,045
Treasury Trust Fund	$180,474	$37,263	–	$69,900	–	–	–	$287,637
MuniCash	$58,986	–	$9	–	–	–	–	$58,995
MuniFund	$140,622	$3,957	–	$181,221	$83,542	$8,587	$44,436	$462,365
California Money Fund	$9,906	$3	–	$613	$58,030	$20,626	$5,245	$94,423
New York Money Fund	–	$17,793	–	$4,572	$48,369	$4,612	$981	$76,327

82	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012

Notes to Financial Statements (continued)

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Trust’s Chief Compliance Officer.

3. Concentration, Market and Credit Risk:

California Money Fund and New York Money Fund invest a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risks, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

4. Capital Shares Transactions:

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in capital shares for each class were as follows:

	Six Months Ended April 30,	Year Ended October 31,
Federal Trust Fund	2012	2011
Institutional
Shares sold	431,370,441	864,967,018
Shares issued in reinvestment of dividends and distributions	3,984	4,905
Shares redeemed	(450,027,765)	(874,622,904)
Net decrease	(18,653,340)	(9,650,981)

Dollar
Shares sold	35,374,281	60,992,116
Shares issued in reinvestment of dividends and distributions	271	283
Shares redeemed	(36,506,586)	(67,729,276)
Net decrease	(1,132,034)	(6,736,877)

Cash Management
Shares sold	–	893,760
Shares issued in reinvestment of dividends and distributions	–	115
Shares redeemed	(165,830)	(978,051)
Net decrease	(165,830)	(84,176)

Administration
Shares sold	1,037,298	1,552,097
Shares issued in reinvestment of dividends and distributions	143	83
Shares redeemed	(320,797)	(1,202,107)
Net increase	716,644	350,073
Total net decrease	(19,234,560)	(16,121,961)

FedFund
Institutional
Shares sold	65,411,438,899	119,452,660,479
Shares issued in reinvestment of dividends and distributions	486,540	2,082,319
Shares redeemed	(65,505,623,934)	(119,966,520,239)
Net decrease	(93,698,495)	(511,777,441)

Dollar
Shares sold	3,964,466,784	9,157,638,382
Shares issued in reinvestment of dividends and distributions	93	287
Shares redeemed	(4,091,718,368)	(9,254,154,420)
Net decrease	(127,251,491)	(96,515,751)

Cash Management
Shares sold	300,722	601,378
Shares redeemed	(10,019,587)	(2,511,520)
Net decrease	(9,718,865)	(1,910,142)

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012	83

Notes to Financial Statements (continued)

	Six Months Ended April 30,	Year Ended October 31,
FedFund (concluded)	2012	2011
Cash Reserve
Shares sold	2,997,386	8,911,700
Shares issued in reinvestment of dividends and distributions	92	208
Shares redeemed	(2,923,998)	(9,462,357)
Net increase (decrease)	73,480	(550,449)

Administration
Shares sold	130,474,061	355,732,178
Shares issued in reinvestment of dividends and distributions	–	18
Shares redeemed	(130,108,226)	(385,804,746)
Net increase (decrease)	365,835	(30,072,550)

Select
Shares sold	50,678,065	191,897,959
Shares issued in reinvestment of dividends and distributions	6,145	12,292
Shares redeemed	(47,149,387)	(214,394,868)
Net increase (decrease)	3,534,823	(22,484,617)

Private Client
Shares sold	3,612,732	13,854,610
Shares issued in reinvestment of dividends and distributions	1,186	2,474
Shares redeemed	(9,693,908)	(15,320,010)
Net decrease	(6,079,990)	(1,462,926)

Premier
Shares sold	2,487,578	3,390,312
Shares issued in reinvestment of dividends and distributions	56	288
Shares redeemed	(2,427,711)	(10,689,736)
Net increase (decrease)	59,923	(7,299,136)
Total net decrease	(232,714,780)	(672,073,012)

TempCash
Institutional
Shares sold	18,559,088,127	56,926,168,134
Shares issued in reinvestment of dividends and distributions	653,505	2,842,663
Shares redeemed	(18,866,661,355)	(60,622,429,674)
Net decrease	(306,919,723)	(3,693,418,877)

Dollar
Shares sold	980,362,410	2,076,155,340
Shares issued in reinvestment of dividends and distributions	42,517	42,570
Shares redeemed	(1,057,096,300)	(2,079,404,887)
Net decrease	(76,691,373)	(3,206,977)

	Six Months Ended April 30,	Year Ended October 31,
TempCash (concluded)	2012	2011
Administration
Shares sold	6,900,000	4,338,718
Shares issued in reinvestment of dividends and distributions	248	5,863
Shares redeemed	(6,900,248)	(19,995,862)
Net increase (decrease)	–	(15,651,281)
Total net decrease	(383,611,096)	(3,712,277,135)

TempFund
Institutional
Shares sold	263,398,345,741	579,672,276,444
Shares issued in reinvestment of dividends and distributions	11,198,888	31,355,234
Shares redeemed	(263,837,859,145)	(602,243,725,115)
Net decrease	(428,314,516)	(22,540,093,437)

Dollar
Shares sold	15,142,555,912	25,306,916,265
Shares issued in reinvestment of dividends and distributions	5,923	2,930
Shares redeemed	(15,404,831,871)	(25,341,196,591)
Net decrease	(262,270,036)	(34,277,396)

Cash Management
Shares sold	260,376,070	8,339,046,677
Shares issued in reinvestment of dividends and distributions	24,493	51,070
Shares redeemed	(269,077,144)	(8,682,260,098)
Net decrease	(8,676,581)	(343,162,351)

Cash Reserve
Shares sold	15,407,773	37,843,125
Shares issued in reinvestment of dividends and distributions	842	763
Shares redeemed	(16,459,499)	(54,772,998)
Net decrease	(1,050,884)	(16,929,110)

Administration
Shares sold	2,814,045,884	4,507,758,824
Shares issued in reinvestment of dividends and distributions	63,229	105,482
Shares redeemed	(2,757,150,833)	(4,236,156,076)
Net increase	56,958,280	271,708,230

Select
Shares sold	188,748,994	483,343,829
Shares issued in reinvestment of dividends and distributions	25,535	11,937
Shares redeemed	(246,205,391)	(460,567,476)
Net increase (decrease)	(57,430,862)	22,788,290

84	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012

Notes to Financial Statements (continued)

	Six Months Ended April 30,	Year Ended October 31,
TempFund (concluded)	2012	2011
Private Client
Shares sold	11,924,695	21,562,832
Shares issued in reinvestment of dividends and distributions	623	310
Shares redeemed	(6,508,019)	(28,849,718)
Net increase (decrease)	5,417,299	(7,286,576)

Premier
Shares sold	17,407,687	52,060,892
Shares issued in reinvestment of dividends and distributions	1,137	534
Shares redeemed	(16,846,012)	(74,561,589)
Net increase (decrease)	562,812	(22,500,163)
Total net decrease	(694,804,488)	(22,669,752,513)

T-Fund
Institutional
Shares sold	31,593,139,037	63,707,990,097
Shares issued in reinvestment of dividends and distributions	475,492	338,281
Shares redeemed	(27,764,393,852)	(56,692,741,558)
Net increase	3,829,220,677	7,015,586,820

Dollar
Shares sold	698,929,765	3,509,939,079
Shares issued in reinvestment of dividends and distributions	1,281	1,799
Shares redeemed	(639,520,677)	(3,419,590,816)
Net increase	59,410,369	90,350,062

Cash Management
Shares sold	3,997,216,872	3,704,239,130
Shares issued in reinvestment of dividends and distributions	42,226	9,287
Shares redeemed	(3,454,430,797)	(2,928,212,177)
Net increase	542,828,301	776,036,240

Administration
Shares sold	102,728,563	644,237,418
Shares issued in reinvestment of dividends and distributions	1,247	2,574
Shares redeemed	(112,437,073)	(646,885,289)
Net decrease	(9,707,263)	(2,645,297)

Select
Shares sold	454,808,696	189,084,578
Shares issued in reinvestment of dividends and distributions	9,557	14,236
Shares redeemed	(398,237,504)	(318,440,934)
Net increase (decrease)	56,580,749	(129,342,120)

	Six Months Ended April 30,	Year Ended October 31,
T-Fund (concluded)	2012	2011
Premier
Shares sold	10,757,179	60,956,194
Shares issued in reinvestment of dividends and distributions	26	214
Shares redeemed	(10,771,797)	(61,624,155)
Net decrease	(14,592)	(667,747)
Total net increase	4,478,318,241	7,749,317,958

Treasury Trust Fund
Institutional
Shares sold	9,701,240,377	13,420,915,564
Shares issued in reinvestment of dividends and distributions	69,414	43,522
Shares redeemed	(10,104,535,243)	(11,464,692,280)
Net increase (decrease)	(403,225,452)	1,956,266,806

Dollar
Shares sold	586,017,208	1,246,194,323
Shares issued in reinvestment of dividends and distributions	1,345	2,489
Shares redeemed	(613,201,128)	(1,306,507,660)
Net decrease	(27,182,575)	(60,310,848)

Cash Management
Shares sold	48,309,978	123,461,767
Shares issued in reinvestment of dividends and distributions	–	106
Shares redeemed	(43,013,352)	(148,844,317)
Net increase (decrease)	5,296,626	(25,382,444)

Administration
Shares sold	67,312,243	264,317,439
Shares issued in reinvestment of dividends and distributions	55	539
Shares redeemed	(93,175,644)	(224,641,403)
Net increase (decrease)	(25,863,346)	39,676,575
Total net increase (decrease)	(450,974,747)	1,910,250,089

MuniCash
Institutional
Shares sold	1,051,281,738	3,348,239,023
Shares issued in reinvestment of dividends and distributions	11,815	244,604
Shares redeemed	(1,145,416,716)	(3,761,002,281)
Net decrease	(94,123,163)	(412,518,654)

Dollar
Shares sold	22,115,618	706,166,322
Shares issued in reinvestment of dividends and distributions	271	804
Shares redeemed	(40,395,696)	(716,217,228)
Net decrease	(18,279,807)	(10,050,102)

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012	85

Notes to Financial Statements (continued)

	Six Months Ended April 30,	Year Ended October 31,
MuniCash (concluded)	2012	2011
Cash Reserve
Shares sold	15,750	–
Shares redeemed	(13,400)	(314,293)

Net increase (decrease)	2,350	(314,293)
Total net decrease	(112,400,620)	(422,883,049)

MuniFund
Institutional
Shares sold	4,586,523,713	13,494,405,585
Shares issued in reinvestment of dividends and distributions	89,265	876,030
Shares redeemed	(4,380,729,690)	(14,600,887,172)

Net increase (decrease)	205,883,288	(1,105,605,557)

Dollar
Shares sold	97,844,214	308,159,308
Shares issued in reinvestment of dividends and distributions	8	49
Shares redeemed	(122,328,567)	(276,532,032)

Net increase (decrease)	(24,484,345)	31,627,325

Cash Management
Shares sold	2,922,230	17,328,062
Shares issued in reinvestment of dividends and distributions	28	30
Shares redeemed	(2,936,840)	(38,765,388)

Net decrease	(14,582)	(21,437,296)

Administration
Shares sold	918,394,402	1,602,278,773
Shares issued in reinvestment of dividends and distributions	578	276
Shares redeemed	(959,706,302)	(1,640,778,222)

Net decrease	(41,311,322)	(38,499,173)

Select
Shares sold	15,448,848	41,848,563
Shares issued in reinvestment of dividends and distributions	340	313
Shares redeemed	(10,901,367)	(42,182,181)

Net increase (decrease)	4,547,821	(333,305)

Private Client
Shares sold	107,285	1,470,912
Shares issued in reinvestment of dividends and distributions	24	40
Shares redeemed	(178,735)	(3,413,277)

Net decrease	(71,426)	(1,942,325)

	Six Months Ended April 30,	Year Ended October 31,
MuniFund (concluded)	2012	2011
Premier
Shares sold	1,212,852	60,551,618
Shares issued in reinvestment of dividends and distributions	255	118
Shares redeemed	(16,408)	(52,686,271)

Net increase	1,196,699	7,865,465
Total net increase (decrease)	145,746,133	(1,128,324,866)

California Money Fund
Institutional
Shares sold	556,403,877	1,526,869,999
Shares issued in reinvestment of dividends and distributions	3,784	116,915
Shares redeemed	(637,270,534)	(1,522,369,562)

Net increase (decrease)	(80,862,873)	4,617,352

Dollar
Shares sold	21,217,296	73,652,622
Shares issued in reinvestment of dividends and distributions	288	7,382
Shares redeemed	(20,554,341)	(81,977,624)

Net increase (decrease)	663,243	(8,317,620)

Cash Management
Shares sold	2,456	7,431
Shares issued in reinvestment of dividends and distributions	–	3
Shares redeemed	(4,197)	(9,414)

Net decrease	(1,741)	(1,980)

Administration
Shares sold	1,359,180	2,800,806
Shares redeemed	(1,457,320)	(4,021,956)

Net decrease	(98,140)	(1,221,150)

Select
Shares sold	9,600,216	31,243,057
Shares issued in reinvestment of dividends and distributions	553	350
Shares redeemed	(13,920,266)	(31,342,346)

Net decrease	(4,319,497)	(98,939)

Private Client
Shares sold	2,920,272	2,691,092
Shares issued in reinvestment of dividends and distributions	194	128
Shares redeemed	(3,591,665)	(2,058,311)

Net increase (decrease)	(671,199)	632,909

86	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012

Notes to Financial Statements (concluded)

	Six Months Ended April 30,	Year Ended October 31,
California Money Fund (concluded)	2012	2011
Premier
Shares sold	4,591	117,394
Shares issued in reinvestment of dividends and distributions	69	47
Shares redeemed	(3,308)	(601,961)

Net increase (decrease)	1,352	(484,520)
Total net decrease	(85,288,855)	(4,873,948)

New York Money Fund
Institutional
Shares sold	189,650,063	685,200,357
Shares issued in reinvestment of dividends and distributions	2,076	61,361
Shares redeemed	(184,175,087)	(751,848,809)

Net increase (decrease)	5,477,052	(66,587,091)

Dollar
Shares sold	–	924,661
Shares issued in reinvestment of dividends and distributions	–	30
Shares redeemed	–	(1,458,656)

Net decrease	–	(533,965)

Cash Management
Shares sold	33,253,302	40,410,195
Shares redeemed	(27,207,236)	(41,981,615)

Net increase (decrease)	6,046,066	(1,571,420)

Administration
Shares sold	5,759,536	9,765,126
Shares redeemed	(11,493,385)	(10,663,628)

Net decrease	(5,733,849)	(898,502)

	Six Months Ended April 30,	Year Ended October 31,
New York Money Fund (concluded)	2012	2011
Select
Shares sold	13,091,588	16,895,866
Shares issued in reinvestment of dividends and distributions	401	171
Shares redeemed	(10,034,702)	(21,808,846)

Net increase (decrease)	3,057,287	(4,912,809)

Private Client
Shares sold	215,932	247,393
Shares issued in reinvestment of dividends and distributions	42	51
Shares redeemed	(1,976,184)	(6,387,256)

Net decrease	(1,760,210)	(6,139,812)

Premier
Shares sold	170,315	434,821
Shares issued in reinvestment of dividends and distributions	12	5
Shares redeemed	(162,543)	(295,252)

Net increase	7,784	139,574
Total net increase (decrease)	7,094,130	(80,504,025)

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012	87

Officers and Trustees

Ronald W. Forbes, Co-Chair of the Board and Trustee

Rodney D. Johnson, Co-Chair of the Board and Trustee

Paul L. Audet, Trustee

David O. Beim, Trustee

Richard S. Davis, Trustee

Henry Gabbay, Trustee

Dr. Matina S. Horner, Trustee

Herbert I. London, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Kenneth L. Urish, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Brendan Kyne, Vice President

Simon Mendelson, Vice President

Christopher Stavrakos, CFA, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Ira P. Shapiro, Secretary

Investment Advisor and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent, Sub-Administrator and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Custodian

The Bank of New York Mellon

New York, NY 10286

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

88	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Trust’s websites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Trust’s electronic delivery program.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

This report is submitted for the general information of the shareholders of the Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each Fund of the Trust, which contain information concerning the investment policies of the Funds as well as other pertinent information. Statements and other information contained in this report are as dated and subject to change.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http:// www.blackrock.com; and (3) on the SEC’s at website at http:// www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in each Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http:// www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2012	89

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 441-7762. Each Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BRLF-SA-001/2012

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

(a)(2) –	Certifications – Attached hereto

(a)(3) –	Not Applicable

(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Liquidity Funds

Date: July 2, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Liquidity Funds

Date: July 2, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Liquidity Funds

Date: July 2, 2012